       As filed with the United States Securities and Exchange Commission on December 3, 2009


                                            1933 Act Registration. No. 002-58287
                                            1940 Act Registration. No. 811-02729

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

     Pre-Effective Amendment No. _____                                       [ ]


     Post-Effective Amendment No. 58                                         [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]


     Amendment No. 59


                        (Check appropriate box or boxes.)

                          SHORT-TERM INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code (713) 626-1919

                              John M. Zerr, Esquire
              11 Greenway Plaza, Suite 100, Houston, TX 77046-1173
                     (Name and Address of Agent for Service)

                                    Copy to:


Stephen Rimes, Esquire                      E. Carolan Berkley, Esquire
Invesco Aim Advisors, Inc.                  Stradley Ronon, Stevens & Young, LLP
11 Greenway Plaza, Suite 100                2600 One Commerce Square
Houston, Texas 77046-1173                   Philadelphia, Pennsylvania 19103


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b)


[X]  on (December 4, 2009) pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (Date) pursuant to paragraph (a)(1)

[ ]  75 days after filing pursuant to paragraph (a)(2)

[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


CASH MANAGEMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Cash Management Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          3
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 6
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     6
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       8
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     8
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       8
STIC Prime Portfolio                          9
Treasury Portfolio                            9
Government & Agency Portfolio                 9
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              10
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         12
Treasury Portfolio                           12
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            13
Tax-Free Cash Reserve Portfolio              13
DISCLOSURE OF PORTFOLIO HOLDINGS             14
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              14
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 14
Advisor Compensation                         15
OTHER INFORMATION                            16
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  16
FINANCIAL HIGHLIGHTS                         17
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-2
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-7
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.


    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
--------------------------------------------------------------------------------




    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk
U.S. Government Obligations
Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        U.S. Government Obligations Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
--------------------------------------------------------------------------------



securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:


Market Risk               Credit Risk                  Foreign Credit Exposure Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk          Management Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


The following bar charts show changes in the performance of each fund's Cash Management Class shares from year to year. Cash Management Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       5.17%
2000................................................................................       6.44%
2001................................................................................       4.09%
2002................................................................................       1.71%
2003................................................................................       1.04%
2004................................................................................       1.24%
2005................................................................................       3.12%
2006................................................................................       4.97%
2007................................................................................       5.19%
2008................................................................................       2.84%





---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       5.12%
2000................................................................................       6.40%
2001................................................................................       3.97%
2002................................................................................       1.59%
2003................................................................................       1.01%
2004................................................................................       1.22%
2005................................................................................       3.14%
2006................................................................................       4.99%
2007................................................................................       5.18%
2008................................................................................       2.55%





---------------------


TREASURY PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       4.91%
2000................................................................................       6.18%
2001................................................................................       3.96%
2002................................................................................       1.63%
2003................................................................................       1.00%
2004................................................................................       1.14%
2005................................................................................       2.97%
2006................................................................................       4.80%
2007................................................................................       4.80%
2008................................................................................       1.64%





---------------------



GOVERNMENT & AGENCY PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       5.05%
2000................................................................................       6.37%
2001................................................................................       4.01%
2002................................................................................       1.66%
2003................................................................................       1.02%
2004................................................................................       1.20%
2005................................................................................       3.07%
2006................................................................................       4.90%
2007................................................................................       5.05%
2008................................................................................       2.21%





---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
2000................................................................................       5.88%
2001................................................................................       3.86%
2002................................................................................       1.61%
2003................................................................................       0.95%
2004................................................................................       1.16%
2005................................................................................       3.00%
2006................................................................................       4.82%
2007................................................................................       4.95%
2008................................................................................       2.02%





---------------------

TAX-FREE CASH RESERVE PORTFOLIO





                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
2000................................................................................       3.93%
2001................................................................................       2.57%
2002................................................................................       1.23%
2003................................................................................       0.80%
2004................................................................................       0.94%
2005................................................................................       2.14%
2006................................................................................       3.19%
2007................................................................................       3.40%
2008................................................................................       1.99%






    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
--------------------------------------------------------------------
Liquid Assets Portfolio--Cash Management Class              0.44%
STIC Prime Portfolio--Cash Management Class                 0.16%
Treasury Portfolio--Cash Management Class                   0.08%
Government & Agency Portfolio--Cash Management Class        0.21%
Government TaxAdvantage Portfolio--Cash Management Class    0.15%
Tax-Free Cash Reserve Portfolio--Cash Management Class      0.17%
--------------------------------------------------------------------





    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                    HIGHEST QUARTERLY RETURN                     LOWEST QUARTERLY RETURN
FUND                                     (QUARTER ENDED)                             (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash    1.65%   September 30, 2000 and      0.23%   September 30, 2003, December 31, 2003,
  Management Class                       December 31, 2000                   March 31, 2004, and June 30, 2004
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Cash       1.64%   September 30, 2000 and      0.21%   March 31, 2004
  Management Class                       December 31, 2000
----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Cash         1.60%   December 31, 2000           0.12%   December 31, 2008
  Management Class
----------------------------------------------------------------------------------------------------------------------
Government & Agency              1.64%   December 31, 2000           0.22%   March 31, 2004 and June 30, 2004
  Portfolio--Cash Management
  Class
----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage          1.59%   December 31, 2000           0.20%   September 30, 2003
  Portfolio--Cash Management
  Class
----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve            1.03%   December 31, 2000           0.16%   September 30, 2003
  Portfolio--Cash Management
  Class
----------------------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



PERFORMANCE TABLE

The following performance table reflects the performance of each fund's Cash Management Class shares over the periods indicated.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                               SINCE      INCEPTION
(for the periods ended December 31, 2008)                   1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
----------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Cash Management Class               2.84%      3.46%      3.57%          --       01/17/96

STIC Prime Portfolio--Cash Management Class                  2.55       3.41       3.50           --       06/30/94

Treasury Portfolio--Cash Management Class                    1.64       3.06       3.29           --       08/18/93

Government & Agency Portfolio--Cash Management Class         2.21       3.28       3.44           --       09/01/98

Government TaxAdvantage Portfolio--Cash Management Class     2.02       3.18         --         3.13%      12/30/99

Tax-Free Cash Reserve Portfolio--Cash Management Class       1.99       2.33         --         2.32       01/04/99
----------------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Cash Management Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(fees paid directly from your               ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
investment)                               PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)          None       None       None        None          None         None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                     None       None       None        None          None         None
-------------------------------------------------------------------------------------------------------------------





ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(expenses that are deducted from fund       ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
assets)                                   PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Management Fees                              0.15%      0.15%      0.15%       0.10%         0.18%        0.21%

Distribution and/or Service (12b-1)
Fees(2)                                      0.10       0.10       0.10        0.10          0.10         0.10

Other Expenses(3)                            0.03       0.04       0.03        0.03          0.10         0.05

Acquired Fund Fees and Expenses              None       None       None        None          None         None

Total Annual Fund Operating Expenses         0.28       0.29       0.28        0.23          0.38         0.36

Fee Waiver(4)                                0.06       0.07       0.06        0.02          0.16         0.03

Net Annual Fund Operating Expenses(5)        0.22       0.22       0.22        0.21          0.22         0.33
-------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.02% of Rule 12b-1 distribution plan payments.


(3) Other Expenses have been restated to reflect the current expenses of the funds.


(4) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.22% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.33% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

    FEE TABLE AND EXPENSE EXAMPLE (continued)
    ---------------------------------------------------------------------------



    has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.


(5) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yield. These agreements may be modified or discontinued at any time without further notice to investors.



    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)   invest $10,000 in the fund for the time periods indicated;
  (ii)  redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio                $23       $ 84       $151       $350
STIC Prime Portfolio                    23         86        156        361
Treasury Portfolio                      23         84        151        350
Government & Agency Portfolio           22         72        127        291
Government TaxAdvantage Portfolio       23        106        197        465
Tax-Free Cash Reserve Portfolio         34        113        199        453
--------------------------------------------------------------------------------




HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Cash Management Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.22%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.78%        9.73%       14.90%       20.33%       26.01%
End of Year Balance                     $10,478.00   $10,972.56   $11,490.47   $12,032.82   $12,600.77
Estimated Annual Expenses               $    22.53   $    30.03   $    31.45   $    32.93   $    34.49
------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.96%       38.18%       44.71%       51.54%       58.69%
End of Year Balance                     $13,195.52   $13,818.35   $14,470.58   $15,153.59   $15,868.84
Estimated Annual Expenses               $    36.11   $    37.82   $    39.60   $    41.47   $    43.43
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.22%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.78%        9.72%       14.88%       20.29%       25.96%
End of Year Balance                     $10,478.00   $10,971.51   $11,488.27   $12,029.37   $12,595.95
Estimated Annual Expenses               $    22.53   $    31.10   $    32.57   $    34.10   $    35.71
------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.89%       38.10%       44.61%       51.42%       58.55%
End of Year Balance                     $13,189.22   $13,810.43   $14,460.91   $15,142.01   $15,855.20
Estimated Annual Expenses               $    37.39   $    39.15   $    40.99   $    42.92   $    44.95
---------------------------------------------------------------------------------------------------------







TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.22%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.78%        9.73%       14.90%       20.33%       26.01%
End of Year Balance                     $10,478.00   $10,972.56   $11,490.47   $12,032.82   $12,600.77
Estimated Annual Expenses               $    22.53   $    30.03   $    31.45   $    32.93   $    34.49
------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.96%       38.18%       44.71%       51.54%       58.69%
End of Year Balance                     $13,195.52   $13,818.35   $14,470.58   $15,153.59   $15,868.84
Estimated Annual Expenses               $    36.11   $    37.82   $    39.60   $    41.47   $    43.43
---------------------------------------------------------------------------------------------------------






GOVERNMENT & AGENCY PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.21%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.79%        9.79%       15.03%       20.51%       26.26%
End of Year Balance                     $10,479.00   $10,978.85   $11,502.54   $12,051.21   $12,626.05
Estimated Annual Expenses               $    21.50   $    24.68   $    25.85   $    27.09   $    28.38
------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.23%        0.23%        0.23%        0.23%        0.23%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.28%       38.59%       45.20%       52.13%       59.39%
End of Year Balance                     $13,228.32   $13,859.31   $14,520.40   $15,213.02   $15,938.68
Estimated Annual Expenses               $    29.73   $    31.15   $    32.64   $    34.19   $    35.82
---------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.22%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.78%        9.62%       14.69%       19.98%       25.53%
End of Year Balance                     $10,478.00   $10,962.08   $11,468.53   $11,998.38   $12,552.70
Estimated Annual Expenses               $    22.53   $    40.74   $    42.62   $    44.59   $    46.65
------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.33%       37.39%       43.74%       50.38%       57.33%
End of Year Balance                     $13,132.64   $13,739.37   $14,374.12   $15,038.21   $15,732.97
Estimated Annual Expenses               $    48.80   $    51.06   $    53.42   $    55.88   $    58.47
---------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE
PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.33%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.67%        9.53%       14.61%       19.93%       25.49%
End of Year Balance                     $10,467.00   $10,952.67   $11,460.87   $11,992.66   $12,549.12
Estimated Annual Expenses               $    33.77   $    38.56   $    40.34   $    42.22   $    44.18
------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
CASH MANAGEMENT CLASS                     YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.36%        0.36%        0.36%        0.36%        0.36%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.31%       37.41%       43.78%       50.45%       57.44%
End of Year Balance                     $13,131.40   $13,740.69   $14,378.26   $15,045.41   $15,743.52
Estimated Annual Expenses               $    46.22   $    48.37   $    50.61   $    52.96   $    55.42
---------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


well as repurchase agreements secured by those obligations. Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.


RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.



    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.


    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.


    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.


    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.



    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.



    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------




    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS
Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor,

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                               ANNUAL RATE
                                                                            (AS A PERCENTAGE
                                                                            OF AVERAGE DAILY
FUND                                                                           NET ASSETS)
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                           0.10%
STIC Prime Portfolio                                                              0.09%
Treasury Portfolio                                                                0.10%
Government & Agency Portfolio                                                     0.09%
Government TaxAdvantage Portfolio                                                 0.03%
Tax-Free Cash Reserve Portfolio                                                   0.17%
-----------------------------------------------------------------------------------------------





    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------


customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.

    Invesco Aim, not the funds, pays sub-advisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.



OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on their investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Cash Management Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    The information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.



                              CASH MANAGEMENT CLASS



                                                      NET GAINS
                                                       (LOSSES)
                             NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                               VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET                    NET ASSET
                             BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL      VALUE, END
                             OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS   OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09            $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)       $1.00
Year ended 08/31/08             1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)        (0.00)         (0.04)        1.00
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05            --         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04            --         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09             1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 08/31/08             1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)        1.00
Year ended 08/31/07             1.00        0.05          0.00         0.05       (0.05)           --          (0.05)        1.00
Year ended 08/31/06             1.00        0.04          0.00         0.04       (0.04)           --          (0.04)        1.00
Year ended 08/31/05             1.00        0.02          0.00         0.02       (0.02)           --          (0.02)        1.00
-----------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09             1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)        1.00
Five months ended 08/31/08      1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)        1.00
Year ended 03/31/08             1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/07             1.00        0.03            --         0.03       (0.03)           --          (0.03)        1.00
Year ended 03/31/06             1.00        0.02            --         0.02       (0.02)           --          (0.02)        1.00
Year ended 03/31/05             1.00        0.01            --         0.01       (0.01)           --          (0.01)        1.00
___________________________________________________________________________________________________________________________________
===================================================================================================================================

                                                            RATIO OF          RATIO OF
                                                            EXPENSES          EXPENSES
                                                           TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                           NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                          NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                               TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                             RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             1.22%     $ 3,194,408         0.24%(c)          0.31%(c)       1.09%(c)
Year ended 08/31/08             3.72        2,998,653         0.20              0.27           3.56
Year ended 08/31/07             5.29        3,397,869         0.20              0.28           5.17
Year ended 08/31/06             4.48        2,713,882         0.20              0.28           4.42
Year ended 08/31/05             2.42        3,409,326         0.20              0.29           2.36
-------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09             0.81          914,099         0.25(c)           0.33(c)        0.85(c)
Year ended 08/31/08             3.55        1,586,211         0.20              0.28           3.38
Year ended 08/31/07             5.30        2,146,528         0.20              0.29           5.17
Year ended 08/31/06             4.51        1,378,964         0.20              0.29           4.45
Year ended 08/31/05             2.44          909,054         0.20              0.29           2.40
-------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09             0.31       11,498,817         0.22(c)           0.30(c)        0.30(c)
Year ended 08/31/08             2.85        7,556,878         0.20              0.28           2.58
Year ended 08/31/07             5.08        2,833,734         0.20              0.29           4.95
Year ended 08/31/06             4.29        1,357,547         0.20              0.30           4.19
Year ended 08/31/05             2.29        1,780,680         0.20              0.30           2.25
-------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09             0.65        1,924,916         0.22(c)           0.25(c)        0.52(c)
Year ended 08/31/08             3.34        1,028,040         0.20              0.24           3.20
Year ended 08/31/07             5.22          730,316         0.20              0.25           5.10
Year ended 08/31/06             4.41          656,356         0.20              0.26           4.37
Year ended 08/31/05             2.36          653,382         0.20              0.27           2.34
-------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09             0.51           25,731         0.22(c)           0.40(c)        0.44(c)
Year ended 08/31/08             3.19           29,100         0.20              0.34           3.22
Year ended 08/31/07             5.12           93,310         0.20              0.40           5.00
Year ended 08/31/06             4.33           32,251         0.20              0.47           4.23
Year ended 08/31/05             2.31           34,654         0.20              0.51           2.32
-------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09             0.83          360,427         0.35(c)           0.41(c)        0.96(c)
Five months ended 08/31/08      0.69          895,899         0.30(d)           0.35(d)        1.68(d)
Year ended 03/31/08             3.19          789,753         0.30              0.35           3.15
Year ended 03/31/07             3.33          721,351         0.30              0.35           3.28
Year ended 03/31/06             2.45          683,659         0.30              0.37           2.41
Year ended 03/31/05             1.16          725,124         0.30              0.37           1.16
_______________________________________________________________________________________________________
=======================================================================================================






(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $2,864,181, $1,240,081, $11,689,077, $1,793,949, $22,267 and $633,670 for
       Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Cash Management Class accounts are as follows:

                                                                       INITIAL        ADDITIONAL
CLASS                                                               INVESTMENTS*     INVESTMENTS
---------------------------------------------------------------------------------------------------
Cash Management Class                                                $1 million       no minimum
---------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                        OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary.     Same
                                        The financial intermediary should
                                        forward your completed account
                                        application to the transfer agent,


                                        Invesco Aim Investment Services,
                                        Inc.
                                        P.O. Box 0843
                                        Houston, TX 77001-0843

                                        The financial intermediary should
                                        call the transfer agent at (800)
                                        659-1005 to receive an account
                                        number.
                                        Then, the intermediary should use
                                        the following wire instructions:

                                        The Bank of New York
                                        ABA/Routing #: 021000018
                                        DDA: 8900118377
                                        Invesco Aim Investment Services,
                                        Inc.

                                        For Further Credit to Your Account #

                                        If you do not know your account # or
                                        settle on behalf of multiple
                                        accounts, please contact the
                                        transfer agent for assistance.

By Telephone                            Open your account as described           Call the transfer agent at (800)
                                        above.                                   659-1005 and wire payment for your
                                                                                 purchase order in accordance with
                                                                                 the wire instructions noted above.

By AIM LINK--Registered Trademark--     Open your account as described           Complete an AIM LINK--Registered
                                        above.                                   Trademark-- Agreement. Mail the
                                                                                 application and agreement to the
                                                                                 transfer agent. Once your request
                                                                                 for this option has been processed,
                                                                                 you may place your order via AIM
                                                                                 LINK.
---------------------------------------------------------------------------------------------------------------------



AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES



LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 5:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------




STIC PRIME PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 4:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 3:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account.
                                        The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                            A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--     If you place your redemption request via AIM LINK, the transfer agent must generally receive your redemption request before 12:30
                                        p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.
---------------------------------------------------------------------------------------------------------




PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares as $1.00 per share. The funds cannot guarantee their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS


Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:



- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.



- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.



- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.



- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.



- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.



- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.



- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.



- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.



- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.



- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.



- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.



- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.



    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS


To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,

BY TELEPHONE:        (800) 659-1005
ON THE INTERNET:     You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
------------------------------------------------------


invescoaim.com  CM-STIT-PRO-3


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


CORPORATE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Corporate Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       4
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          4
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     7
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 8
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       9
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     9
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       9
STIC Prime Portfolio                          9
Treasury Portfolio                           10
Government & Agency Portfolio                10
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              11
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         12
Treasury Portfolio                           13
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            14
Tax-Free Cash Reserve Portfolio              14
DISCLOSURE OF PORTFOLIO HOLDINGS             15
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              15
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 15
Advisor Compensation                         16
OTHER INFORMATION                            16
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  16
FINANCIAL HIGHLIGHTS                         18
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-2
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-7
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------



    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk
U.S. Government Obligations
Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        U.S. Government Obligations Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------




    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.


    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:



Market Risk               Credit Risk                  Foreign Credit Exposure Risk           Management Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show changes in the performance of each fund's Corporate Class shares from year to year. Corporate Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO




                                                                                    ANNUAL
                                                                                    TOTAL
YEAR ENDED DECEMBER 31                                                             RETURNS
----------------------                                                             -------
2006............................................................................    5.02%
2007............................................................................    5.24%
2008............................................................................    2.89%





---------------------


STIC PRIME PORTFOLIO




                                                                                    ANNUAL
                                                                                    TOTAL
YEAR ENDED DECEMBER 31                                                             RETURNS
----------------------                                                             -------
2006............................................................................    5.04%
2007............................................................................    5.24%
2008............................................................................    2.60%






---------------------



TREASURY PORTFOLIO




                                                                                    ANNUAL
                                                                                    TOTAL
YEAR ENDED DECEMBER 31                                                             RETURNS
----------------------                                                             -------
2006............................................................................    4.85%
2007............................................................................    4.85%
2008............................................................................    1.69%






---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT & AGENCY PORTFOLIO




                                                                                    ANNUAL
                                                                                    TOTAL
YEAR ENDED DECEMBER 31                                                             RETURNS
----------------------                                                             -------
2006............................................................................    4.95%
2007............................................................................    5.11%
2008............................................................................    2.26%






---------------------


GOVERNMENT TAXADVANTAGE PORTFOLIO




                                                                                     ANNUAL
                                                                                     TOTAL
YEAR ENDED DECEMBER 31                                                              RETURNS
----------------------                                                              -------
2007.............................................................................    5.00%
2008.............................................................................    2.07%






---------------------


TAX-FREE CASH RESERVE PORTFOLIO




                                                                                    ANNUAL
                                                                                    TOTAL
YEAR ENDED DECEMBER 31                                                             RETURNS
----------------------                                                             -------
2006............................................................................    3.25%
2007............................................................................    3.45%
2008............................................................................    2.04%







    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
--------------------------------------------------------------
Liquid Assets Portfolio--Corporate Class              0.48%
STIC Prime Portfolio--Corporate Class                 0.20%
Treasury Portfolio--Corporate Class                   0.11%
Government & Agency Portfolio--Corporate Class        0.25%
Government TaxAdvantage Portfolio--Corporate Class    0.18%
Tax-Free Cash Reserve Portfolio--Corporate Class      0.20%
--------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------




    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                    HIGHEST QUARTERLY RETURN           LOWEST QUARTERLY RETURN
FUND                                    (QUARTER ENDED)                    (QUARTER ENDED)
--------------------------------------------------------------------------------------------------
Liquid Assets                    1.32%   September  30, 2006          0.59%   December 31, 2008
  Portfolio--Corporate Class             December 31, 2006 and
                                         September 30, 2007
--------------------------------------------------------------------------------------------------
STIC Prime                       1.32%   September 30, 2006,          0.48%   December 31, 2008
  Portfolio--Corporate Class             December 31, 2006 and
                                         September 30, 2007
--------------------------------------------------------------------------------------------------
Treasury Portfolio--Corporate    1.29%   December 31, 2006            0.13%   December 31, 2008
  Class
--------------------------------------------------------------------------------------------------
Government & Agency              1.31%   December 31, 2006            0.29%   December 31, 2008
  Portfolio--Corporate Class
--------------------------------------------------------------------------------------------------
Government TaxAdvantage          1.27%   June 30, 2007                0.23%   December 31, 2008
  Portfolio--Corporate Class
--------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve            0.88%   June 30, 2007 and            0.44%   December 31, 2008
  Portfolio--Corporate Class             September 30, 2007
--------------------------------------------------------------------------------------------------




PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Corporate Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                         SINCE      INCEPTION
(for the periods ended December 31, 2008)             1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
----------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Corporate Class               2.89%       --         --          4.19%      03/29/05
STIC Prime Portfolio--Corporate Class                  2.60        --         --          4.12       03/31/05
Treasury Portfolio--Corporate Class                    1.69        --         --          3.77       08/01/05
Government & Agency Portfolio--Corporate Class         2.26        --         --          4.03       06/30/05
Government TaxAdvantage Portfolio--Corporate Class     2.07        --         --          3.96       02/23/06
Tax-Free Cash Reserve Portfolio--Corporate Class       2.04        --         --          2.88       09/08/05
----------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Corporate Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(fees paid directly from your               ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
investment)                               PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)          None       None       None        None          None         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                     None       None       None        None          None         None
-------------------------------------------------------------------------------------------------------------------





ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(expenses that are deducted from fund       ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
assets)                                   PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Management Fees                              0.15%      0.15%      0.15%       0.10%         0.18%        0.21%

Distribution and/or Service (12b-1) Fees     0.03       0.03       0.03        0.03          0.03         0.03

Other Expenses(2)                            0.03       0.04       0.03        0.03          0.10         0.05

Acquired Fund Fees and Expenses              None       None       None        None          None         None

Total Annual Fund Operating Expenses         0.21       0.22       0.21        0.16          0.31         0.29

Fee Waiver(3)                                0.04       0.05       0.04        0.00          0.14         0.01

Net Annual Fund Operating Expenses(4)        0.17       0.17       0.17        0.16          0.17         0.28
-------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.17% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.28% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.


(4) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yield. These agreements may be modified or discontinued at any time without further notice to investors.



    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all your shares at the end of the periods indicated;

    (iii) earn a 5% return on your investment before operating expenses each year; and

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio                $17       $64        $114       $264
STIC Prime Portfolio                    17        66         119        275
Treasury Portfolio                      17        64         114        264
Government & Agency Portfolio           16        52          90        205
Government TaxAdvantage Portfolio       17        85         160        379
Tax-Free Cash Reserve Portfolio         29        92         162        367
--------------------------------------------------------------------------------






HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Corporate Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS
PORTFOLIO -- CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.17%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.83%        9.85%       15.11%       20.63%       26.41%
End of Year Balance                   $10,483.00   $10,985.14   $11,511.32   $12,062.72   $12,640.52
Estimated Annual Expenses             $    17.41   $    22.54   $    23.62   $    24.75   $    25.94
----------------------------------------------------------------------------------------------------

LIQUID ASSETS
PORTFOLIO -- CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          32.46%       38.80%       45.45%       52.42%       59.72%
End of Year Balance                   $13,246.00   $13,880.48   $14,545.36   $15,242.08   $15,972.18
Estimated Annual Expenses             $    27.18   $    28.48   $    29.85   $    31.28   $    32.77
-------------------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO -- CORPORATE
CLASS                                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.17%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.83%        9.84%       15.09%       20.59%       26.36%
End of Year Balance                   $10,483.00   $10,984.09   $11,509.13   $12,059.26   $12,635.70
Estimated Annual Expenses             $    17.41   $    23.61   $    24.74   $    25.93   $    27.16
----------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO -- CORPORATE
CLASS                                   YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.22%        0.22%        0.22%        0.22%        0.22%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          32.40%       38.73%       45.36%       52.30%       59.58%
End of Year Balance                   $13,239.68   $13,872.54   $14,535.65   $15,230.45   $15,958.47
Estimated Annual Expenses             $    28.46   $    29.82   $    31.25   $    32.74   $    34.31
-------------------------------------------------------------------------------------------------------






TREASURY PORTFOLIO -- CORPORATE
CLASS                                   YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.17%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.83%        9.85%       15.11%       20.63%       26.41%
End of Year Balance                   $10,483.00   $10,985.14   $11,511.32   $12,062.72   $12,640.52
Estimated Annual Expenses             $    17.41   $    22.54   $    23.62   $    24.75   $    25.94
----------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO -- CORPORATE
CLASS                                   YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.21%        0.21%        0.21%        0.21%        0.21%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          32.46%       38.80%       45.45%       52.42%       59.72%
End of Year Balance                   $13,246.00   $13,880.48   $14,545.36   $15,242.08   $15,972.18
Estimated Annual Expenses             $    27.18   $    28.48   $    29.85   $    31.28   $    32.77
-------------------------------------------------------------------------------------------------------






GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.16%        0.16%        0.16%        0.16%        0.16%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.84%        9.91%       15.23%       20.81%       26.66%
End of Year Balance                   $10,484.00   $10,991.43   $11,523.41   $12,081.14   $12,665.87
Estimated Annual Expenses             $    16.39   $    17.18   $    18.01   $    18.88   $    19.80
----------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.16%        0.16%        0.16%        0.16%        0.16%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          32.79%       39.22%       45.95%       53.02%       60.42%
End of Year Balance                   $13,278.90   $13,921.60   $14,595.40   $15,301.82   $16,042.43
Estimated Annual Expenses             $    20.76   $    21.76   $    22.81   $    23.92   $    25.08
-------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.17%        0.31%        0.31%        0.31%        0.31%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.83%        9.75%       14.89%       20.28%       25.92%
End of Year Balance                   $10,483.00   $10,974.65   $11,489.36   $12,028.22   $12,592.34
Estimated Annual Expenses             $    17.41   $    33.26   $    34.82   $    36.45   $    38.16
----------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.31%        0.31%        0.31%        0.31%        0.31%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          31.83%       38.01%       44.48%       51.26%       58.36%
End of Year Balance                   $13,182.92   $13,801.20   $14,448.47   $15,126.11   $15,835.52
Estimated Annual Expenses             $    39.95   $    41.83   $    43.79   $    45.84   $    47.99
-------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE
PORTFOLIO -- CORPORATE CLASS            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
----------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.28%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses          5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses           4.72%        9.65%       14.82%       20.22%       25.89%
End of Year Balance                   $10,472.00   $10,965.23   $11,481.69   $12,022.48   $12,588.74
Estimated Annual Expenses             $    28.66   $    31.08   $    32.55   $    34.08   $    35.69
----------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO -- CORPORATE CLASS            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
-------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                    0.29%        0.29%        0.29%        0.29%        0.29%
Cumulative Return Before Expenses         34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses          31.82%       38.03%       44.53%       51.33%       58.46%
End of Year Balance                   $13,181.67   $13,802.53   $14,452.63   $15,133.34   $15,846.12
Estimated Annual Expenses             $    37.37   $    39.13   $    40.97   $    42.90   $    44.92
-------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.


RISKS
LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive,

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.


    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.


    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.


    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.




    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



(Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                            ANNUAL RATE (AS
                                                                            A PERCENTAGE OF
                                                                             AVERAGE DAILY
FUND                                                                          NET ASSETS)
----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                           0.10%
STIC Prime Portfolio                                                              0.09%
Treasury Portfolio                                                                0.10%
Government & Agency Portfolio                                                     0.09%
Government TaxAdvantage Portfolio                                                 0.03%
Tax-Free Cash Reserve Portfolio                                                   0.17%
----------------------------------------------------------------------------------------------






    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.


    Invesco Aim, not the funds, pays sub-advisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.



OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on their investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS
LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

OTHER INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Corporate Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).

    The information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.

                                 CORPORATE CLASS




                                                           NET GAINS
                                NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                                  VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                                BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09               $1.00       $0.01(b)      $ 0.00          $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                1.00        0.04(b)        0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07                1.00        0.05          (0.00)          0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.05          (0.01)          0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05(d)             1.00        0.01          (0.00)          0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04             --           0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.01             --           0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)        0.00           0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.00           0.00           0.00       (0.00)           --          (0.00)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04          (0.00)          0.04       (0.04)           --          (0.04)
Year ended 08/31/05(d)             1.00        0.01          (0.00)          0.01       (0.01)           --          (0.01)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06(d)             1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)       (0.00)          0.01       (0.01)           --          (0.01)
Five months ended 08/31/08         1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 03/31/08                1.00        0.03          (0.00)          0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/06(d)             1.00        0.01             --           0.01       (0.01)           --          (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                 OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                $1.00       1.27%     $6,080,137          0.19%(c)          0.24%(c)       1.14%(c)
Year ended 08/31/08                 1.00       3.77       2,491,241          0.15              0.20           3.61
Year ended 08/31/07                 1.00       5.34         636,222          0.15              0.21           5.22
Year ended 08/31/06                 1.00       4.54          56,634          0.15              0.21           4.47
Year ended 08/31/05(d)              1.00       1.31         466,432          0.15(e)           0.22(e)        2.41(e)
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                 1.00       0.86         133,882          0.20(c)           0.26(c)        0.90(c)
Year ended 08/31/08                 1.00       3.60         389,172          0.15              0.21           3.43
Year ended 08/31/07                 1.00       5.35         616,436          0.15              0.22           5.22
Year ended 08/31/06                 1.00       4.56         525,682          0.15              0.22           4.50
Year ended 08/31/05(d)              1.00       1.29          53,962          0.15(e)           0.22(e)        2.45(e)
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                 1.00       0.36       2,039,501          0.18(c)           0.23(c)        0.34(c)
Year ended 08/31/08                 1.00       2.90         859,460          0.15              0.21           2.63
Year ended 08/31/07                 1.00       5.14         448,144          0.15              0.22           5.00
Year ended 08/31/06                 1.00       4.34           1,855          0.15              0.23           4.24
Year ended 08/31/05(d)              1.00       0.28             869          0.15(e)           0.23(e)        2.30(e)
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                 1.00       0.70       1,798,303          0.17(c)           0.18(c)        0.57(c)
Year ended 08/31/08                 1.00       3.39          27,199          0.15              0.17           3.25
Year ended 08/31/07                 1.00       5.28         317,772          0.15              0.18           5.15
Year ended 08/31/06                 1.00       4.46          28,722          0.15              0.19           4.42
Year ended 08/31/05(d)              1.00       1.50          62,008          0.15(e)           0.20(e)        2.39(e)
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                 1.00       0.56              15          0.18(c)           0.33(c)        0.48(c)
Year ended 08/31/08                 1.00       3.24              14          0.15              0.27           3.27
Year ended 08/31/07                 1.00       5.18              14          0.15              0.33           5.05
Year ended 08/31/06(d)              1.00       2.49              13          0.15(e)           0.28(e)        4.28(e)
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                 1.00       0.88          46,528          0.30(c)           0.34(c)        1.01(c)
Five months ended 08/31/08          1.00       0.71          42,829          0.25(e)           0.28(e)        1.73(e)
Year ended 03/31/08                 1.00       3.24         146,677          0.25              0.28           3.20
Year ended 08/31/07                 1.00       3.38         160,208          0.25              0.28           3.33
Year ended 03/31/06(d)              1.00       1.52           8,017          0.25(e)           0.30(e)        2.46(e)
______________________________________________________________________________________________________________________
======================================================================================================================







(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $3,022,714, $462,102, $2,117,162, $1,087,665, $95 and $99,371 for Liquid
       Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d) Commencement date of March 29, 2005, March 31, 2005, August 1, 2005, June 30, 2005, February 23, 2006 and September 8, 2005 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(e)    Annualized.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class, other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Corporate Class accounts are as follows:

                                                                        INITIAL        ADDITIONAL
CLASS                                                                INVESTMENTS*     INVESTMENTS
----------------------------------------------------------------------------------------------------
Corporate Class                                                       $1 million       no minimum
----------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

                         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------
Through a Financial      Contact your financial                 Same
  Intermediary           intermediary.
                         The financial intermediary should
                         forward your completed account
                         application to the transfer agent,

                         Invesco Aim Investment Services,
                         Inc.
                         P.O. Box 0843
                         Houston, TX 77001-0843

                         The financial intermediary should
                         call the transfer agent at (800)
                         659-1005 to receive an account
                         number.

                         Then, the intermediary should use
                         the following wire instructions:

                         The Bank of New York
                         ABA/Routing #: 021000018
                         DDA: 8900118377
                         Invesco Aim Investment Services,
                         Inc.

                         For Further Credit to Your Account
                         #

                         If you do not know your account #
                         or settle on behalf of multiple
                         accounts, please contact the
                         transfer agent for assistance.

By Telephone             Open your account as described         Call the transfer agent at (800)
                         above.                                 659-1005 and wire payment for your
                                                                purchase order in accordance with
                                                                the wire instructions noted above.

By AIM LINK--            Open your account as described         Complete an AIM LINK--Registered
  Registered             above.                                 Trademark-- Agreement. Mail the
  Trademark--                                                   application and agreement to the
                                                                transfer agent. Once your request
                                                                for this option has been
                                                                processed, you may place your
                                                                order via AIM LINK.
--------------------------------------------------------------------------------------------------




AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES
REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 5:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 4:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------




GOVERNMENT TAXADVANTAGE PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.
By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.
By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 3:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------




TAX-FREE CASH RESERVE PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account.
                                        The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.
By Telephone                            A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.
By AIM LINK--Registered Trademark--     If you place your redemption request via AIM LINK, the transfer agent must generally receive your redemption request before 12:30
                                        p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.
---------------------------------------------------------------------------------------------------------




PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same-day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS


Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:



- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.


- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.


- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.


- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.


- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.


- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.


- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.


- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.


- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.


- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.




    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS



To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:        (800) 659-1005

ON THE INTERNET:     You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
------------------------------------------------------


invescoaim.com  CM-STIT-PRO-2


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


INSTITUTIONAL CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Institutional Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       4
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          4
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 6
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     6
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 8
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       9
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     9
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       9
STIC Prime Portfolio                          9
Treasury Portfolio                            9
Government & Agency Portfolio                10
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              11
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         12
Treasury Portfolio                           13
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            13
Tax-Free Cash Reserve Portfolio              14
DISCLOSURE OF PORTFOLIO HOLDINGS             14
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              15
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 15
Advisor Compensation                         15
OTHER INFORMATION                            16
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  16
FINANCIAL HIGHLIGHTS                         17
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Purchasing Shares                           A-1
Redeeming Shares                            A-3
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-8
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------



    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk
U.S. Government Obligations
Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        U.S. Government Obligations Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------


securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:


Market Risk               Credit Risk                  Foreign Credit Exposure Risk           Management Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------



PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show changes in the performance of each fund's Institutional Class shares from year to year. Institutional Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       5.24%
2000................................................................................       6.52%
2001................................................................................       4.17%
2002................................................................................       1.79%
2003................................................................................       1.12%
2004................................................................................       1.32%
2005................................................................................       3.20%
2006................................................................................       5.05%
2007................................................................................       5.28%
2008................................................................................       2.92%





---------------------

STIC PRIME PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       5.21%
2000................................................................................       6.49%
2001................................................................................       4.06%
2002................................................................................       1.67%
2003................................................................................       1.09%
2004................................................................................       1.30%
2005................................................................................       3.23%
2006................................................................................       5.07%
2007................................................................................       5.27%
2008................................................................................       2.63%





---------------------

TREASURY PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       5.00%
2000................................................................................       6.27%
2001................................................................................       4.04%
2002................................................................................       1.72%
2003................................................................................       1.08%
2004................................................................................       1.22%
2005................................................................................       3.05%
2006................................................................................       4.88%
2007................................................................................       4.88%
2008................................................................................       1.72%





---------------------

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT & AGENCY PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       5.14%
2000................................................................................       6.45%
2001................................................................................       4.09%
2002................................................................................       1.74%
2003................................................................................       1.10%
2004................................................................................       1.28%
2005................................................................................       3.15%
2006................................................................................       4.98%
2007................................................................................       5.14%
2008................................................................................       2.29%





---------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       4.60%
2000................................................................................       5.96%
2001................................................................................       3.94%
2002................................................................................       1.69%
2003................................................................................       1.03%
2004................................................................................       1.24%
2005................................................................................       3.08%
2006................................................................................       4.90%
2007................................................................................       5.03%
2008................................................................................       2.10%





---------------------

TAX-FREE CASH RESERVE PORTFOLIO





YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
1999................................................................................       3.14%
2000................................................................................       4.01%
2001................................................................................       2.65%
2002................................................................................       1.31%
2003................................................................................       0.88%
2004................................................................................       1.02%
2005................................................................................       2.22%
2006................................................................................       3.28%
2007................................................................................       3.48%
2008................................................................................       2.07%






    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
------------------------------------------------------------------
Liquid Assets Portfolio--Institutional Class              0.50%
STIC Prime Portfolio--Institutional Class                 0.22%
Treasury Portfolio--Institutional Class                   0.13%
Government & Agency Portfolio--Institutional Class        0.27%
Government TaxAdvantage Portfolio--Institutional Class    0.20%
Tax-Free Cash Reserve Portfolio--Institutional Class      0.22%
------------------------------------------------------------------


     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------




    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                    HIGHEST QUARTERLY RETURN             LOWEST QUARTERLY RETURN
FUND                                     (QUARTER ENDED)                     (QUARTER ENDED)
-----------------------------------------------------------------------------------------------------
Liquid Assets                    1.67%   September 30, 2000 and        0.25%   September 30, 2003,
  Portfolio--Institutional               December 31, 2000                     December 31, 2003,
  Class                                                                        March 31, 2004, and
                                                                               June 30, 2004
-----------------------------------------------------------------------------------------------------
STIC Prime                       1.67%   September 30, 2000            0.23%   March 31, 2004
  Portfolio--Institutional
  Class
-----------------------------------------------------------------------------------------------------
Treasury                         1.62%   September 30, 2000 and        0.14%   December 31, 2008
  Portfolio--Institutional               December 31, 2000
  Class
-----------------------------------------------------------------------------------------------------
Government & Agency              1.66%   December 31, 2000             0.24%   March 31, 2004 and
  Portfolio--Institutional                                                     June 30, 2004
  Class
-----------------------------------------------------------------------------------------------------
Government TaxAdvantage          1.61%   December 31, 2000             0.22%   September 30, 2003
  Portfolio--Institutional
  Class
-----------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve            1.05%   December 31, 2000             0.18%   September 30, 2003
  Portfolio--Institutional
  Class
-----------------------------------------------------------------------------------------------------




PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Institutional Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                             SINCE      INCEPTION
(for the periods ended December 31, 2008)                 1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Institutional Class               2.92%      3.55%      3.65%         --        11/04/93
STIC Prime Portfolio--Institutional Class                  2.63       3.49       3.58          --        11/10/80
Treasury Portfolio--Institutional Class                    1.72       3.14       3.37          --        04/12/84
Government & Agency Portfolio--Institutional Class         2.29       3.36       3.52          --        09/01/98
Government TaxAdvantage Portfolio--Institutional Class     2.10       3.26       3.34          --        08/17/90
Tax-Free Cash Reserve Portfolio--Institutional Class       2.07       2.41       2.40          --        04/18/83
--------------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(fees paid directly from your               ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
investment)                               PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)          None       None       None        None          None         None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                     None       None       None        None          None         None
-------------------------------------------------------------------------------------------------------------------


     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                        TAX-FREE
                                            LIQUID      STIC               GOVERNMENT &   GOVERNMENT      CASH
(expenses that are deducted from fund       ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE   RESERVE
assets)                                   PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Management Fees                              0.15%      0.15%      0.15%       0.10%         0.18%        0.21%

Distribution and/or Service (12b-1) Fees     None       None       None        None          None         None

Other Expenses(2)                            0.03       0.04       0.03        0.03          0.10         0.05

Acquired Fund Fees and Expenses              None       None       None        None          None         None

Total Annual Fund Operating Expenses         0.18       0.19       0.18        0.13          0.28         0.26

Fee Waiver(3)                                0.04       0.05       0.04        0.00          0.14         0.01

Net Annual Fund Operating Expenses           0.14       0.14       0.14        0.13          0.14         0.25
-------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.
(2) Other Expenses have been restated to reflect the current expenses of the funds.

(3) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.14% for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.25% for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the fund. Fee waivers have been restated to reflect this agreement.



    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)   invest $10,000 in the fund for the time periods indicated;
  (ii)  redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio                $14       $54        $ 97       $226
STIC Prime Portfolio                    14        56         102        238
Treasury Portfolio                      14        54          97        226
Government & Agency Portfolio           13        42          73        166
Government TaxAdvantage Portfolio       14        76         143        342
Tax-Free Cash Reserve Portfolio         26        83         145        330
--------------------------------------------------------------------------------


     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Institutional Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.14%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.91%       15.21%       20.77%       26.59%
End of Year Balance                     $10,486.00   $10,991.43   $11,521.21   $12,076.53   $12,658.62
Estimated Annual Expenses               $    14.34   $    19.33   $    20.26   $    21.24   $    22.26
------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.69%       39.08%       45.79%       52.81%       60.18%
End of Year Balance                     $13,268.77   $13,908.32   $14,578.70   $15,281.40   $16,017.96
Estimated Annual Expenses               $    23.33   $    24.46   $    25.64   $    26.87   $    28.17
---------------------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.14%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.90%       15.19%       20.73%       26.54%
End of Year Balance                     $10,486.00   $10,990.38   $11,519.01   $12,073.08   $12,653.79
Estimated Annual Expenses               $    14.34   $    20.40   $    21.38   $    22.41   $    23.49
------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.19%        0.19%        0.19%        0.19%        0.19%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.62%       39.00%       45.69%       52.70%       60.04%
End of Year Balance                     $13,262.44   $13,900.36   $14,568.97   $15,269.74   $16,004.21
Estimated Annual Expenses               $    24.62   $    25.80   $    27.05   $    28.35   $    29.71
---------------------------------------------------------------------------------------------------------






TREASURY PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.14%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.91%       15.21%       20.77%       26.59%
End of Year Balance                     $10,486.00   $10,991.43   $11,521.21   $12,076.53   $12,658.62
Estimated Annual Expenses               $    14.34   $    19.33   $    20.26   $    21.24   $    22.26
------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.18%        0.18%        0.18%        0.18%        0.18%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.69%       39.08%       45.79%       52.81%       60.18%
End of Year Balance                     $13,268.77   $13,908.32   $14,578.70   $15,281.40   $16,017.96
Estimated Annual Expenses               $    23.33   $    24.46   $    25.64   $    26.87   $    28.17
---------------------------------------------------------------------------------------------------------






GOVERNMENT & AGENCY PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.13%        0.13%        0.13%        0.13%        0.13%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.87%        9.98%       15.33%       20.95%       26.84%
End of Year Balance                     $10,487.00   $10,997.72   $11,533.31   $12,094.98   $12,684.00
Estimated Annual Expenses               $    13.32   $    13.97   $    14.65   $    15.36   $    16.11
------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.13%        0.13%        0.13%        0.13%        0.13%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            33.02%       39.50%       46.29%       53.41%       60.88%
End of Year Balance                     $13,301.71   $13,949.51   $14,628.85   $15,341.27   $16,088.39
Estimated Annual Expenses               $    16.89   $    17.71   $    18.58   $    19.48   $    20.43
---------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.14%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.86%        9.81%       14.99%       20.42%       26.10%
End of Year Balance                     $10,486.00   $10,980.94   $11,499.24   $12,042.00   $12,610.39
Estimated Annual Expenses               $    14.34   $    30.05   $    31.47   $    32.96   $    34.51
------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.28%        0.28%        0.28%        0.28%        0.28%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.06%       38.29%       44.82%       51.65%       58.81%
End of Year Balance                     $13,205.60   $13,828.90   $14,481.62   $15,165.16   $15,880.95
Estimated Annual Expenses               $    36.14   $    37.85   $    39.63   $    41.51   $    43.46
---------------------------------------------------------------------------------------------------------


     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




TAX-FREE CASH RESERVE PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.25%        0.26%        0.26%        0.26%        0.26%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.75%        9.72%       14.92%       20.36%       26.07%
End of Year Balance                     $10,475.00   $10,971.52   $11,491.56   $12,036.26   $12,606.78
Estimated Annual Expenses               $    25.59   $    27.88   $    29.20   $    30.59   $    32.04
------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO --
INSTITUTIONAL CLASS                       YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.26%        0.26%        0.26%        0.26%        0.26%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            32.04%       38.30%       44.86%       51.72%       58.92%
End of Year Balance                     $13,204.35   $13,830.23   $14,485.78   $15,172.41   $15,891.58
Estimated Annual Expenses               $    33.55   $    35.14   $    36.81   $    38.56   $    40.38
---------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES
LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.



    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.



    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.


    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.


    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.


RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.



    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.


    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.


    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------




    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.



    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.



    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.


    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.


    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or other related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                                ANNUAL RATE
                                                                             (AS A PERCENTAGE
                                                                             OF AVERAGE DAILY
FUND                                                                            NET ASSETS)
------------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                            0.10%
STIC Prime Portfolio                                                               0.09%
Treasury Portfolio                                                                 0.10%
Government & Agency Portfolio                                                      0.09%
Government TaxAdvantage Portfolio                                                  0.03%
Tax-Free Cash Reserve Portfolio                                                    0.17%
------------------------------------------------------------------------------------------------


     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------





    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of the fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.


    Invesco Aim, not the funds, pays subadvisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.



OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on their investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS
LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Institutional Class. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    The information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.





                               INSTITUTIONAL CLASS



                                                           NET GAINS
                                NET ASSET                 (LOSSES) ON                 DIVIDENDS  DISTRIBUTIONS
                                  VALUE,       NET     SECURITIES (BOTH  TOTAL FROM   FROM NET      FROM NET
                                BEGINNING  INVESTMENT    REALIZED AND    INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                OF PERIOD    INCOME       UNREALIZED)    OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09               $1.00       $0.01(b)      $ 0.00          $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                1.00        0.04(b)        0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.05             --           0.05       (0.05)           --          (0.05)
Year ended 08/31/05                1.00        0.02             --           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                1.00        0.00(b)        0.00           0.00       (0.00)           --          (0.00)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)        (0.00)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02          (0.00)          0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 08/31/08                1.00        0.03(b)        0.00           0.03       (0.03)           --          (0.03)
Year ended 08/31/07                1.00        0.05           0.00           0.05       (0.05)           --          (0.05)
Year ended 08/31/06                1.00        0.04           0.00           0.04       (0.04)           --          (0.04)
Year ended 08/31/05                1.00        0.02           0.00           0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                1.00        0.01(b)       (0.00)          0.01       (0.01)           --          (0.01)
Five months ended 08/31/08         1.00        0.01(b)        0.00           0.01       (0.01)           --          (0.01)
Year ended 03/31/08                1.00        0.03          (0.00)          0.03       (0.03)           --          (0.03)
Year ended 03/31/07                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/06                1.00        0.03             --           0.03       (0.03)           --          (0.03)
Year ended 03/31/05                1.00        0.01             --           0.01       (0.01)           --          (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                           RATIO OF          RATIO OF
                                                                           EXPENSES          EXPENSES
                                                                          TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                          NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                 NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                 OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
----------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                $1.00       1.30%     $20,264,356         0.16%(c)          0.21%(c)       1.17%(c)
Year ended 08/31/08                 1.00       3.80       24,567,534         0.12              0.17           3.64
Year ended 08/31/07                 1.00       5.37       18,081,351         0.12              0.18           5.25
Year ended 08/31/06                 1.00       4.57       15,058,664         0.12              0.18           4.50
Year ended 08/31/05                 1.00       2.50       12,281,976         0.12              0.19           2.44
----------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                 1.00       0.89        2,573,721         0.17(c)           0.23(c)        0.93(c)
Year ended 08/31/08                 1.00       3.63        5,304,800         0.12              0.18           3.46
Year ended 08/31/07                 1.00       5.38        3,479,266         0.12              0.19           5.25
Year ended 08/31/06                 1.00       4.59        4,723,582         0.12              0.19           4.53
Year ended 08/31/05                 1.00       2.52        4,567,205         0.12              0.19           2.48
----------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                 1.00       0.39        4,882,282         0.15(c)           0.20(c)        0.37(c)
Year ended 08/31/08                 1.00       2.93        4,639,164         0.12              0.18           2.66
Year ended 08/31/07                 1.00       5.17        3,306,283         0.12              0.19           5.03
Year ended 08/31/06                 1.00       4.37        2,101,790         0.12              0.20           4.27
Year ended 08/31/05                 1.00       2.37        2,101,143         0.12              0.20           2.33
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                 1.00       0.73        9,814,845         0.14(c)           0.15(c)        0.60(c)
Year ended 08/31/08                 1.00       3.42        1,971,451         0.12              0.14           3.28
Year ended 08/31/07                 1.00       5.31        1,328,964         0.12              0.15           5.18
Year ended 08/31/06                 1.00       4.49        1,812,271         0.12              0.16           4.45
Year ended 08/31/05                 1.00       2.44          999,532         0.12              0.17           2.42
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                 1.00       0.59          535,957         0.15(c)           0.30(c)        0.51(c)
Year ended 08/31/08                 1.00       3.28          226,983         0.12              0.24           3.30
Year ended 08/31/07                 1.00       5.21          321,456         0.12              0.30           5.08
Year ended 08/31/06                 1.00       4.41           80,104         0.12              0.37           4.31
Year ended 08/31/05                 1.00       2.39           82,845         0.12              0.41           2.40
----------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                 1.00       0.91          829,400         0.27(c)           0.31(c)        1.04(c)
Five months ended 08/31/08          1.00       0.72        1,765,515         0.22(d)           0.25(d)        1.76(d)
Year ended 03/31/08                 1.00       3.28        3,256,572         0.22              0.25           3.23
Year ended 03/31/07                 1.00       3.41        2,870,218         0.22              0.25           3.36
Year ended 03/31/06                 1.00       2.53        1,892,111         0.22              0.27           2.49
Year ended 03/31/05                 1.00       1.24        2,117,055         0.22              0.27           1.24
______________________________________________________________________________________________________________________
======================================================================================================================






(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $17,036,064, $3,504,410, $6,729,478, $7,341,744, $283,091 and $1,264,662
       for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

PURCHASING SHARES

MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Institutional Class accounts are as follows:

LIQUID ASSETS PORTFOLIO


                                                                       INITIAL        ADDITIONAL
CLASS                                                               INVESTMENTS*     INVESTMENTS
------------------------------------------------------------------------------------------------
Institutional Class                                                  $10 million      no minimum
------------------------------------------------------------------------------------------------



STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO, GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


                                                                       INITIAL        ADDITIONAL
CLASS                                                               INVESTMENTS*     INVESTMENTS
------------------------------------------------------------------------------------------------
Institutional Class                                                  $1 million       no minimum
------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                                        OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary.     Same
                                        The financial intermediary should
                                        forward your completed account
                                        application to the transfer agent,
                                        Invesco Aim Investment Services,
                                        Inc.
                                        P.O. Box 0843
                                        Houston, TX 77001-0843
                                        The financial intermediary should
                                        call the transfer agent at (800)
                                        659-1005 to receive an account
                                        number.
                                        Then, the intermediary should use
                                        the following wire instructions:
                                        The Bank of New York
                                        ABA/Routing #: 021000018
                                        DDA: 8900118377
                                        Invesco Aim Investment Services,
                                        Inc.
                                        For Further Credit to Your Account #
                                        If you do not know your account # or
                                        settle on behalf of multiple
                                        accounts, please contact the
                                        transfer agent for assistance.

By Telephone                            Open your account as described           Call the transfer agent at (800)
                                        above.                                   659-1005 and wire payment for your
                                                                                 purchase order in accordance with
                                                                                 the wire instructions noted above.

By AIM LINK--Registered Trademark--     Open your account as described           Complete an AIM LINK--Registered
                                        above.                                   Trademark-- Agreement. Mail the
                                                                                 application and agreement to the
                                                                                 transfer agent. Once your request
                                                                                 for this option has been processed,
                                                                                 you may place your order via AIM
                                                                                 LINK.
---------------------------------------------------------------------------------------------------------------------




AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEEMING SHARES
REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

--------------------------------------------------------------------------------


Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00
                         p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 5:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.

----------------------------------------------------------------------------------------





STIC PRIME PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00
                         p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 4:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.




--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00
                         p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 3:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.




--------------------------------------------------------------------------------

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------


Through a Financial      Contact your financial intermediary. Redemption proceeds will
  Intermediary           be transmitted electronically to your pre-authorized bank
                         account. The transfer agent must receive your financial
                         intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone             A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--            If you place your redemption request via AIM LINK, the transfer
  Registered             agent must generally receive your redemption request before
  Trademark--            12:30 p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.

----------------------------------------------------------------------------------------





PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAX-FREE CASH RESERVE PORTFOLIO

We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO



The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS



Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent
(i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds have not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each funds' portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND
GOVERNMENT TAXADVANTAGE PORTFOLIO


In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:


- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.



- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.



- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.



- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.



- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.



- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.



- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to

     ----------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
     ----------------------------------------------------------------------

  GENERAL INFORMATION (continued)
  -----------------------------------------------------------------------------




  increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.



- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.



- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.



- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.



- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.



- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.



    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS



To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:       (800) 659-1005


ON THE INTERNET:    You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
------------------------------------------------------


invescoaim.com  CM-STIT-PRO-1


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


PERSONAL INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Personal Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       4
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          4
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     7
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 8
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       9
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     9
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       9
STIC Prime Portfolio                          9
Treasury Portfolio                           10
Government & Agency Portfolio                10
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              11
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         12
Treasury Portfolio                           13
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            14
Tax-Free Cash Reserve Portfolio              14
DISCLOSURE OF PORTFOLIO HOLDINGS             15
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              15
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 15
Advisor Compensation                         16
OTHER INFORMATION                            17
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  17
FINANCIAL HIGHLIGHTS                         18
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-3
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding the Delivery of
  Security Holder Documents                 A-8
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
--------------------------------------------------------------------------------




    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk               Repurchase Agreement Risk
Interest Rate Risk                   Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                    Repurchase Agreement Risk
Interest Rate Risk                        Management Risk
U.S. Government Obligations Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk          U.S. Government Obligations Risk
Interest Rate Risk              Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
--------------------------------------------------------------------------------





    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:


Market Risk               Credit Risk                  Foreign Credit Exposure Risk           Management Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show changes in the performance of each fund's Personal Investment Class shares from year to year. Personal Investment Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO





                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
2000................................................................................     5.99%
2001................................................................................     3.66%
2002................................................................................     1.26%
2003................................................................................     0.57%
2004................................................................................     0.77%
2005................................................................................     2.64%
2006................................................................................     4.48%
2007................................................................................     4.70%
2008................................................................................     2.36%




---------------------

STIC PRIME PORTFOLIO





                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       4.68%
2000................................................................................       5.96%
2001................................................................................       3.54%
2002................................................................................       1.15%
2003................................................................................       0.53%
2004................................................................................       0.74%
2005................................................................................       2.66%
2006................................................................................       4.50%
2007................................................................................       4.69%
2008................................................................................       2.07%




---------------------

TREASURY PORTFOLIO





                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
1999................................................................................       4.48%
2000................................................................................       5.74%
2001................................................................................       3.53%
2002................................................................................       1.19%
2003................................................................................       0.53%
2004................................................................................       0.67%
2005................................................................................       2.48%
2006................................................................................       4.31%
2007................................................................................       4.31%
2008................................................................................       1.18%




---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT & AGENCY PORTFOLIO





                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
2001................................................................................    3.57%
2002................................................................................    1.21%
2003................................................................................    0.54%
2004................................................................................    0.73%
2005................................................................................    2.59%
2006................................................................................    4.41%
2007................................................................................    4.56%
2008................................................................................    1.73%




---------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO





                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
2002................................................................................       1.17%
2003................................................................................       0.47%
2004................................................................................       0.68%
2005................................................................................       2.52%
2006................................................................................       4.33%
2007................................................................................       4.46%
2008................................................................................       1.55%




---------------------

TAX-FREE CASH RESERVE PORTFOLIO




                                                                                       ANNUAL TOTAL
YEAR ENDED DECEMBER 31                                                                    RETURNS
----------------------                                                                 ------------
2001................................................................................       2.14%
2002................................................................................       0.79%
2003................................................................................       0.33%
2004................................................................................       0.47%
2005................................................................................       1.66%
2006................................................................................       2.71%
2007................................................................................       2.92%
2008................................................................................       1.51%






    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class              0.16%
STIC Prime Portfolio--Personal Investment Class                 0.05%
Treasury Portfolio--Personal Investment Class                   0.04%
Government & Agency Portfolio--Personal Investment Class        0.05%
Government TaxAdvantage Portfolio--Personal Investment Class    0.04%
Tax-Free Cash Reserve Portfolio--Personal Investment Class      0.04%
------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                   HIGHEST QUARTERLY RETURN                 LOWEST QUARTERLY RETURN
FUND                                    (QUARTER ENDED)                         (QUARTER ENDED)
------------------------------------------------------------------------------------------------------------------
Liquid Assets                   1.54%   September 30 2000 and   0.11%   September 30, 2003,  December 31, 2003,
  Portfolio--Personal                   December 31, 2000               March 31, 2004, and June 30, 2004
  Investment Class
------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Personal  1.54%   September 30, 2000      0.10%   September 30, 2003, March 31, 2004 and
  Investment Class                                                      June 30, 2004
------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Personal    1.49%   September 30, 2000 and  0.02%   December 31, 2008
  Investment Class                      December 31, 2000
------------------------------------------------------------------------------------------------------------------
Government & Agency             1.28%   March 31, 2001          0.11%   September 30, 2003, December 31, 2003,
  Portfolio--Personal                                                   March 31, 2004 and June 30, 2004
  Investment Class
------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage         1.15%   December 31, 2006       0.08%   September 30, 2003
  Portfolio--Personal
  Investment Class
------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve           0.75%   June 30, 2007 and       0.04%   September 30, 2003
  Portfolio--Personal                   September 30, 2007
  Investment Class
------------------------------------------------------------------------------------------------------------------




PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Personal Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                                   SINCE      INCEPTION
(for the  periods ended December 31, 2008)                      1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Personal Investment Class               2.36%      2.98%        --         3.10%      01/04/99

STIC Prime Portfolio--Personal Investment Class                  2.07       2.92       3.04%          --       08/20/91

Treasury Portfolio--Personal Investment Class                    1.18       2.58       2.83           --       08/08/91

Government & Agency Portfolio--Personal Investment Class         1.73       2.79         --         2.77       01/31/00

Government TaxAdvantage Portfolio--Personal Investment Class     1.55       2.69         --         2.23       05/31/01

Tax-Free Cash Reserve Portfolio--Personal Investment Class       1.51       1.85         --         1.58       12/04/00

--------------------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Personal Investment Class shares of the funds.

SHAREHOLDER FEES
---------------------------------------------------------------------------------------------------------------------
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           LIQUID      STIC               GOVERNMENT &   GOVERNMENT     TAX-FREE
(fees paid directly from your              ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE  CASH RESERVE
investment)                              PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)         None       None       None        None          None          None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                    None       None       None        None          None          None
---------------------------------------------------------------------------------------------------------------------






ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           LIQUID      STIC               GOVERNMENT &   GOVERNMENT     TAX-FREE
(expenses that are deducted from fund      ASSETS     PRIME     TREASURY     AGENCY     TAXADVANTAGE  CASH RESERVE
assets)                                  PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Management Fees                             0.15%      0.15%      0.15%       0.10%         0.18%         0.21%

Distribution and/or Service (12b-1)
  Fees(2)                                   0.75       0.75       0.75        0.75          0.75          0.75

Other Expenses(3)                           0.03       0.04       0.03        0.03          0.10          0.05

Acquired Fund Fees and Expenses             None       None       None        None          None          None

Total Annual Fund Operating Expenses        0.93       0.94       0.93        0.88          1.03          1.01

Fee Waiver(4)                               0.24       0.25       0.24        0.20          0.34          0.21

Net Annual Fund Operating Expenses(5)       0.69       0.69       0.69        0.68          0.69          0.80
---------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.20% of Rule 12b-1 distribution plan payments.


(3) Other Expenses have been restated to reflect the current expenses of the funds.




(4) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.69% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.80% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.


(5) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yield. These agreements may be modified or discontinued at any time without further notice to investors.



    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)   invest $10,000 in the fund for the time periods indicated;
  (ii)  redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio                $70       $272       $491      $1,121
STIC Prime Portfolio                    70        275        496       1,132
Treasury Portfolio                      70        272        491       1,121
Government & Agency Portfolio           69        261        468       1,066
Government TaxAdvantage Portfolio       70        294        536       1,229
Tax-Free Cash Reserve Portfolio         82        301        537       1,217
--------------------------------------------------------------------------------






HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Personal Investment Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.69%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.31%        8.56%       12.97%       17.57%       22.36%
End of Year Balance                     $10,431.00   $10,855.54   $11,297.36   $11,757.16   $12,235.68
Estimated Annual Expenses               $    70.49   $    98.98   $   103.01   $   107.20   $   111.57
------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            27.34%       32.52%       37.91%       43.53%       49.37%
End of Year Balance                     $12,733.67   $13,251.93   $13,791.29   $14,352.59   $14,936.74
Estimated Annual Expenses               $   116.11   $   120.83   $   125.75   $   130.87   $   136.20
---------------------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.69%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.31%        8.54%       12.95%       17.54%       22.31%
End of Year Balance                     $10,431.00   $10,854.50   $11,295.19   $11,753.78   $12,230.98
Estimated Annual Expenses               $    70.49   $   100.04   $   104.10   $   108.33   $   112.73
------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.94%        0.94%        0.94%        0.94%        0.94%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            27.28%       32.44%       37.82%       43.42%       49.24%
End of Year Balance                     $12,727.56   $13,244.30   $13,782.01   $14,341.56   $14,923.83
Estimated Annual Expenses               $   117.31   $   122.07   $   127.02   $   132.18   $   137.55
---------------------------------------------------------------------------------------------------------






TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.69%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.31%        8.56%       12.97%       17.57%       22.36%
End of Year Balance                     $10,431.00   $10,855.54   $11,297.36   $11,757.16   $12,235.68
Estimated Annual Expenses               $    70.49   $    98.98   $   103.01   $   107.20   $   111.57
------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.93%        0.93%        0.93%        0.93%        0.93%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            27.34%       32.52%       37.91%       43.53%       49.37%
End of Year Balance                     $12,733.67   $13,251.93   $13,791.29   $14,352.59   $14,936.74
Estimated Annual Expenses               $   116.11   $   120.83   $   125.75   $   130.87   $   136.20
---------------------------------------------------------------------------------------------------------






GOVERNMENT & AGENCY PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.68%        0.88%        0.88%        0.88%        0.88%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.32%        8.62%       13.09%       17.75%       22.60%
End of Year Balance                     $10,432.00   $10,861.80   $11,309.30   $11,775.25   $12,260.39
Estimated Annual Expenses               $    69.47   $    93.69   $    97.55   $   101.57   $   105.76
------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.88%        0.88%        0.88%        0.88%        0.88%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            27.66%       32.91%       38.39%       44.09%       50.03%
End of Year Balance                     $12,765.52   $13,291.46   $13,839.06   $14,409.23   $15,002.89
Estimated Annual Expenses               $   110.11   $   114.65   $   119.37   $   124.29   $   129.41
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




GOVERNMENT TAXADVANTAGE PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.69%        1.03%        1.03%        1.03%        1.03%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.31%        8.45%       12.76%       17.23%       21.89%
End of Year Balance                     $10,431.00   $10,845.11   $11,275.66   $11,723.31   $12,188.72
Estimated Annual Expenses               $    70.49   $   109.57   $   113.92   $   118.44   $   123.15
------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      1.03%        1.03%        1.03%        1.03%        1.03%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            26.73%       31.76%       36.99%       42.43%       48.08%
End of Year Balance                     $12,672.61   $13,175.72   $13,698.79   $14,242.63   $14,808.07
Estimated Annual Expenses               $   128.04   $   133.12   $   138.40   $   143.90   $   149.61
---------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.80%        1.01%        1.01%        1.01%        1.01%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.20%        8.36%       12.68%       17.18%       21.85%
End of Year Balance                     $10,420.00   $10,835.76   $11,268.10   $11,717.70   $12,185.24
Estimated Annual Expenses               $    81.68   $   107.34   $   111.62   $   116.08   $   120.71
------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO --
PERSONAL INVESTMENT CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      1.01%        1.01%        1.01%        1.01%        1.01%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            26.71%       31.77%       37.03%       42.50%       48.18%
End of Year Balance                     $12,671.43   $13,177.02   $13,702.78   $14,249.52   $14,818.08
Estimated Annual Expenses               $   125.53   $   130.53   $   135.74   $   141.16   $   146.79
---------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES
LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.


RISKS
LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive,

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.


    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



(Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                               ANNUAL RATE
                                                                            (AS A PERCENTAGE
                                                                            OF AVERAGE DAILY
FUND                                                                           NET ASSETS)
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                           0.10%
STIC Prime Portfolio                                                              0.09%
Treasury Portfolio                                                                0.10%
Government & Agency Portfolio                                                     0.09%
Government TaxAdvantage Portfolio                                                 0.03%
Tax-Free Cash Reserve Portfolio                                                   0.17%
-----------------------------------------------------------------------------------------------






    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.

    Invesco Aim, not the funds, pays sub-advisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS


Each fund expects, based on their investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS
LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Personal Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    The information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio, was audited by other independent registered public accountants.



                            PERSONAL INVESTMENT CLASS



                                                            NET GAINS
                                                             (LOSSES)
                                   NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                     VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                                   BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                   OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                  $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                   1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                   1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                   1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                   1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                   1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08                   1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                   1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                   1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                   1.00        0.02            --         0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                   1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                   1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07                   1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                   1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                   1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                   1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                   1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                   1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                   1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05                   1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                   1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                   1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                   1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06                   1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                   1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
-----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                   1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)
Five months ended 08/31/08            1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08                   1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07                   1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06                   1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05                   1.00        0.01            --         0.01       (0.01)           --          (0.01)
_____________________________________________________________________________________________________________________________
=============================================================================================================================

                                                                              RATIO OF          RATIO OF
                                                                              EXPENSES          EXPENSES
                                                                             TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                             NET ASSETS      ASSETS WITHOUT   INVESTMENT
                                    NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                                   VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                                    OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                   $1.00       0.78%      $145,663           0.66%(c)          0.96%(c)       0.67%(c)
Year ended 08/31/08                    1.00       3.23        118,757           0.67              0.92           3.09
Year ended 08/31/07                    1.00       4.80         81,408           0.67              0.93           4.70
Year ended 08/31/06                    1.00       4.00         64,434           0.67              0.93           3.95
Year ended 08/31/05                    1.00       1.94         46,190           0.67              0.94           1.89
-------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                    1.00       0.54        181,407           0.56(c)           0.98(c)        0.54(c)
Year ended 08/31/08                    1.00       3.06        406,065           0.67              0.93           2.91
Year ended 08/31/07                    1.00       4.81        409,936           0.67              0.94           4.70
Year ended 08/31/06                    1.00       4.02        299,205           0.67              0.94           3.98
Year ended 08/31/05                    1.00       1.96        162,749           0.67              0.94           1.93
-------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                    1.00       0.12        211,723           0.45(c)           0.95(c)        0.07(c)
Year ended 08/31/08                    1.00       2.37        471,083           0.67              0.93           2.11
Year ended 08/31/07                    1.00       4.59        414,629           0.67              0.94           4.48
Year ended 08/31/06                    1.00       3.80        332,351           0.67              0.95           3.72
Year ended 08/31/05                    1.00       1.81        273,461           0.67              0.95           1.78
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                    1.00       0.33         17,752           0.57(c)           0.90(c)        0.17(c)
Year ended 08/31/08                    1.00       2.86         29,764           0.67              0.89           2.73
Year ended 08/31/07                    1.00       4.73         26,598           0.67              0.90           4.63
Year ended 08/31/06                    1.00       3.92         39,599           0.67              0.91           3.90
Year ended 08/31/05                    1.00       1.88         38,024           0.67              0.92           1.87
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                    1.00       0.25         12,117           0.47(c)           1.05(c)        0.19(c)
Year ended 08/31/08                    1.00       2.71         11,245           0.67              0.99           2.75
Year ended 08/31/07                    1.00       4.63         10,986           0.67              1.05           4.53
Year ended 08/31/06                    1.00       3.84          6,543           0.67              1.12           3.76
Year ended 08/31/05                    1.00       1.83          5,607           0.67              1.16           1.85
-------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                    1.00       0.55          7,414           0.67(c)           1.06(c)        0.64(c)
Five months ended 08/31/08             1.00       0.49         40,145           0.77(d)           1.00(d)        1.21(d)
Year ended 03/31/08                    1.00       2.71         34,464           0.77              1.00           2.68
Year ended 03/31/07                    1.00       2.84         33,670           0.77              1.00           2.81
Year ended 03/31/06                    1.00       1.97         20,902           0.77              1.02           1.94
Year ended 03/31/05                    1.00       0.68         10,877           0.77              1.02           0.69
_________________________________________________________________________________________________________________________
=========================================================================================================================







(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $134,700, $309,238, $341,771, $23,429, $16,759 and $9,777 for Liquid Assets
       Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Personal Investment accounts are as follows:

TAX-FREE CASH RESERVE PORTFOLIO


                                                                        INITIAL        ADDITIONAL
CLASS                                                                INVESTMENTS*     INVESTMENTS
----------------------------------------------------------------------------------------------------
Personal Investment Class                                               $10,000        no minimum
----------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                        INITIAL        ADDITIONAL
CLASS                                                                INVESTMENTS*     INVESTMENTS
----------------------------------------------------------------------------------------------------
Personal Investment Class                                               $1,000         no minimum
----------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES
LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                        OPENING AN ACCOUNT                       ADDING TO AN ACCOUNT
---------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary.     Same
                                        The financial intermediary should
                                        forward your completed account
                                        application to the transfer agent,

                                        Invesco Aim Investment Services,
                                        Inc.
                                        P.O. Box 0843
                                        Houston, TX 77001-0843

                                        The financial intermediary should
                                        call the transfer agent at (800)
                                        659-1005 to receive an account
                                        number.
                                        Then, the intermediary should use
                                        the following wire instructions:

                                        The Bank of New York
                                        ABA/Routing #: 021000018
                                        DDA: 8900118377
                                        Invesco Aim Investment Services,
                                        Inc.

                                        For Further Credit to Your Account #

                                        If you do not know your account # or
                                        settle on behalf of multiple
                                        accounts, please contact the
                                        transfer agent for assistance.

By Telephone                            Open your account as described           Call the transfer agent at (800)
                                        above.                                   659-1005 and wire payment for your
                                                                                 purchase order in accordance with
                                                                                 the wire instructions noted above.

By AIM LINK--Registered Trademark--     Open your account as described           Complete an AIM LINK--Registered
                                        above.                                   Trademark-- Agreement. Mail the
                                                                                 application and agreement to the
                                                                                 transfer agent. Once your request
                                                                                 for this option has been processed,
                                                                                 you may place your order via AIM
                                                                                 LINK.

---------------------------------------------------------------------------------------------------------------------




AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES



LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 5:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 4:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 3:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------




TAX-FREE CASH RESERVE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account.
                                        The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                            A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--     If you place your redemption request via AIM LINK, the transfer agent must generally receive your redemption request before 12:30
                                        p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.
---------------------------------------------------------------------------------------------------------




PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If the fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------




    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS


Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent
(i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of the fund's shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:



- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.


- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.


- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.


- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.


- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.


- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.


- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.


- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.


- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.



    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS



To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:        (800) 659-1005

ON THE INTERNET:     You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
------------------------------------------------------


invescoaim.com  CM-STIT-PRO-6


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


PRIVATE INVESTMENT CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Private Investment Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          3
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 6
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     6
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       8
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     8
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       8
STIC Prime Portfolio                          9
Treasury Portfolio                            9
Government & Agency Portfolio                 9
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              10
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         12
Treasury Portfolio                           12
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            13
Tax-Free Cash Reserve Portfolio              13
DISCLOSURE OF PORTFOLIO HOLDINGS             14
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              14
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 14
Advisor Compensation                         15
OTHER INFORMATION                            16
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  16
FINANCIAL HIGHLIGHTS                         17
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-2
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-7
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.
Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------



    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk               Repurchase Agreement Risk
Interest Rate Risk                   Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk                    Repurchase Agreement Risk
Interest Rate Risk                        Management Risk
U.S. Government Obligations Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk               U.S. Government Obligations Risk
Interest Rate Risk                   Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------




    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are


Market Risk               Credit Risk                  Foreign Credit Exposure Risk           Management Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show changes in the performance of each fund's Private Investment Class shares from year to year. Private Investment Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    4.92%
2000................................................................................    6.20%
2001................................................................................    3.86%
2002................................................................................    1.48%
2003................................................................................    0.82%
2004................................................................................    1.02%
2005................................................................................    2.90%
2006................................................................................    4.74%
2007................................................................................    4.96%
2008................................................................................    2.62%





---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------




STIC PRIME PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    4.89%
2000................................................................................    6.17%
2001................................................................................    3.74%
2002................................................................................    1.36%
2003................................................................................    0.78%
2004................................................................................    1.00%
2005................................................................................    2.92%
2006................................................................................    4.76%
2007................................................................................    4.95%
2008................................................................................    2.32%





---------------------



TREASURY PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    4.68%
2000................................................................................    5.95%
2001................................................................................    3.73%
2002................................................................................    1.41%
2003................................................................................    0.78%
2004................................................................................    0.92%
2005................................................................................    2.74%
2006................................................................................    4.57%
2007................................................................................    4.57%
2008................................................................................    1.42%





---------------------



GOVERNMENT & AGENCY PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    4.82%
2000................................................................................    6.13%
2001................................................................................    3.78%
2002................................................................................    1.43%
2003................................................................................    0.79%
2004................................................................................    0.98%
2005................................................................................    2.84%
2006................................................................................    4.67%
2007................................................................................    4.82%
2008................................................................................    1.99%





---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------




GOVERNMENT TAXADVANTAGE PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    4.34%
2000................................................................................    5.70%
2001................................................................................    3.69%
2002................................................................................    1.44%
2003................................................................................    0.77%
2004................................................................................    0.98%
2005................................................................................    2.82%
2006................................................................................    4.64%
2007................................................................................    4.77%
2008................................................................................    1.85%





---------------------



TAX-FREE CASH RESERVE PORTFOLIO






                                                                                        ANNUAL
                                                                                        TOTAL
YEAR ENDED DECEMBER 31                                                                 RETURNS
----------------------                                                                 -------
1999................................................................................    2.88%
2000................................................................................    3.75%
2001................................................................................    2.40%
2002................................................................................    1.06%
2003................................................................................    0.63%
2004................................................................................    0.77%
2005................................................................................    1.97%
2006................................................................................    3.02%
2007................................................................................    3.23%
2008................................................................................    1.81%







    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
-----------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment Class              0.29%
STIC Prime Portfolio--Private Investment Class                 0.07%
Treasury Portfolio--Private Investment Class                   0.04%
Government & Agency Portfolio--Private Investment Class        0.10%
Government TaxAdvantage Portfolio--Private Investment Class    0.07%
Tax-Free Cash Reserve Portfolio--Private Investment Class      0.10%
-----------------------------------------------------------------------





    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                     HIGHEST QUARTERLY RETURN                    LOWEST QUARTERLY RETURN
FUND                                      (QUARTER ENDED)                            (QUARTER ENDED)
----------------------------------------------------------------------------------------------------------------------
Liquid Assets                     1.59%   September 30, 2000 and     0.17%   December 31, 2003, March 31, 2004 and
  Portfolio--Private                      December 31, 2000                  June 30, 2004
  Investment Class
----------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio--Private     1.59%   September 30, 2000 and     0.16%   March 31, 2004 and
  Investment Class                        December 31, 2000                  June 30, 2004
----------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Private       1.54%   September 30, 2000 and     0.07%   December 31, 2008
  Investment Class                        December 31, 2000
----------------------------------------------------------------------------------------------------------------------
Government & Agency               1.58%   December 31, 2000          0.17%   September 30, 2003, December 31, 2003,
  Portfolio--Private                                                         March 31, 2004 and June 30, 2004
  Investment Class
----------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage           1.54%   December 31, 2000          0.16%   September 30, 2003 and March 31, 2004
  Portfolio--Private
  Investment Class
----------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve             0.99%   December 31, 2000          0.11%   September 30, 2003
  Portfolio--Private
  Investment Class
----------------------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Private Investment Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                                                            SINCE      INCEPTION
December 31, 2008)                                             1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
-------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Private Investment Class               2.62%      3.24%      3.34%         --        02/16/96
STIC Prime Portfolio--Private Investment Class                  2.32       3.18       3.27          --        07/08/93
Treasury Portfolio--Private Investment Class                    1.42       2.83       3.06          --        11/22/91
Government & Agency Portfolio--Private Investment Class         1.99       3.05       3.21          --        09/01/98
Government TaxAdvantage Portfolio--Private Investment Class     1.85       3.00       3.09          --        12/21/94
Tax-Free Cash Reserve Portfolio--Private Investment Class       1.81       2.16       2.15          --        04/01/92
-------------------------------------------------------------------------------------------------------------------------






    For the current seven-day yield, call (800) 659-1005, option 2.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Private Investment Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
(fees paid directly from your              ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
investment)                              PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)         None        None         None         None           None           None

(Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption proceeds, whichever
is less)                                    None        None         None         None           None           None
---------------------------------------------------------------------------------------------------------------------------





ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           LIQUID                             GOVERNMENT &    GOVERNMENT      TAX-FREE
(expenses that are deducted from fund      ASSETS    STIC PRIME    TREASURY      AGENCY      TAXADVANTAGE   CASH RESERVE
assets)                                  PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
Management Fees                             0.15%       0.15%        0.15%        0.10%          0.18%          0.21%

Distribution and/or Service (12b-1)
Fees(2)                                     0.50        0.50         0.50         0.50           0.50           0.50

Other Expenses(3)                           0.03        0.04         0.03         0.03           0.10           0.05

Acquired Fund Fees and Expenses             None        None         None         None           None           None

Total Annual Fund Operating Expenses        0.68        0.69         0.68         0.63           0.78           0.76

Fee Waiver(4)                               0.24        0.25         0.24         0.20           0.39           0.26

Net Annual Fund Operating Expenses(5)       0.44        0.44         0.44         0.43           0.39           0.50
---------------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as that shown in the table.



(2) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.20%, 0.20%, 0.20%, 0.20%, 0.25% and 0.25% of Rule 12b-1 distribution plan payments on Private Investment Class shares of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(3) Other Expenses have been restated to reflect the current expenses of the funds.


(4) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.44% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Government & Agency Portfolio, 0.39% (after Rule 12b-1 fee waiver) for Government TaxAdvantage Portfolio and 0.50% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.


(5) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yields. These agreements may be modified or discontinued at any time without further notice to investors.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)      invest $10,000 in the fund for the time periods indicated;
  (ii)     redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------
Liquid Assets Portfolio                $45       $193       $355       $824
STIC Prime Portfolio                    45        196        359        835
Treasury Portfolio                      45        193        355        824
Government & Agency Portfolio           44        182        331        767
Government TaxAdvantage Portfolio       40        210        395        930
Tax-Free Cash Reserve Portfolio         51        217        397        918
-----------------------------------------------------------------------------






HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:


  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Private Investment Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.




LIQUID ASSETS PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.44%      0.68%      0.68%      0.68%      0.68%      0.68%      0.68%      0.68%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.56%      9.08%     13.79%     18.70%     23.83%     29.18%     34.76%     40.58%
End of Year Balance                 $10.456.00 $10,907.70 $11,378.91 $11,870.48 $12,383.29 $12,918.24 $13,476.31 $14,058.49
Estimated Annual Expenses           $    45.00 $    72.64 $    75.77 $    79.05 $    82.46 $    86.03 $    89.74 $    93.62
---------------------------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.68%      0.68%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        46.66%     52.99%
End of Year Balance                 $14,665.81 $15,299.38
Estimated Annual Expenses           $    97.66 $   101.88
------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.44%      0.69%      0.69%      0.69%      0.69%      0.69%      0.69%      0.69%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.56%      9.07%     13.77%     18.67%     23.79%     29.12%     34.69%     40.49%
End of Year Balance                 $10,456.00 $10,906.65 $11,376.73 $11,867.07 $12,378.54 $12,912.05 $13,468.56 $14,049.06
Estimated Annual Expenses           $    45.00 $    73.70 $    76.88 $    80.19 $    83.65 $    87.25 $    91.01 $    94.94
---------------------------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.69%      0.69%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        46.55%     52.86%
End of Year Balance                 $14,654.57 $15,286.18
Estimated Annual Expenses           $    99.03 $   103.30
------------------------------------------------------------







TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.44%      0.68%      0.68%      0.68%      0.68%      0.68%      0.68%      0.68%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.56%      9.08%     13.79%     18.70%     23.83%     29.18%     34.76%     40.58%
End of Year Balance                 $10,456.00 $10,907.70 $11,378.91 $11,870.48 $12,383.29 $12,918.24 $13,476.31 $14,058.49
Estimated Annual Expenses           $    45.00 $    72.64 $    75.77 $    79.05 $    82.46 $    86.03 $    89.74 $    93.62
---------------------------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
PRIVATE INVESTMENT CLASS              YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.68%      0.68%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        46.66%     52.99%
End of Year Balance                 $14,665.81 $15,299.38
Estimated Annual Expenses           $    97.66 $   101.88
------------------------------------------------------------






GOVERNMENT & AGENCY
PORTFOLIO -- PRIVATE INVESTMENT
CLASS                                 YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.43%      0.63%      0.63%      0.63%      0.63%      0.63%      0.63%      0.63%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.57%      9.14%     13.91%     18.89%     24.08%     29.50%     35.16%     41.07%
End of Year Balance                 $10,457.00 $10,913.97 $11,390.91 $11,888.69 $12,408.23 $12,950.47 $13,516.41 $14,107.07
Estimated Annual Expenses           $    43.98 $    67.32 $    70.26 $    73.33 $    76.54 $    79.88 $    83.37 $    87.01
---------------------------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO -- PRIVATE INVESTMENT
CLASS                                 YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.63%      0.63%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        47.24%     53.67%
End of Year Balance                 $14,723.55 $15,366.97
Estimated Annual Expenses           $    90.82 $    94.79
------------------------------------------------------------






GOVERNMENT TAXADVANTAGE
PORTFOLIO -- PRIVATE INVESTMENT
CLASS                                 YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.39%      0.78%      0.78%      0.78%      0.78%      0.78%      0.78%      0.78%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.61%      9.02%     13.63%     18.42%     23.42%     28.63%     34.05%     39.71%
End of Year Balance                 $10,461.00 $10,902.45 $11,362.54 $11,842.04 $12,341.77 $12,862.59 $13,405.39 $13,971.10
Estimated Annual Expenses           $    39.90 $    83.32 $    86.83 $    90.50 $    94.32 $    98.30 $   102.45 $   106.77
---------------------------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO -- PRIVATE INVESTMENT
CLASS                                 YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.78%      0.78%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        45.61%     51.75%
End of Year Balance                 $14,560.68 $15,175.14
Estimated Annual Expenses           $   111.27 $   115.97
------------------------------------------------------------






TAX-FREE CASH RESERVE
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                      YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8
---------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                  0.50%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%
Cumulative Return Before Expenses        5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%
Cumulative Return After Expenses         4.50%      8.93%     13.55%     18.36%     23.38%     28.61%     34.07%     39.75%
End of Year Balance                 $10,450.00 $10,893.08 $11,354.95 $11,836.40 $12,338.26 $12,861.40 $13,406.73 $13,975.17
Estimated Annual Expenses           $    51.13 $    81.10 $    84.54 $    88.13 $    91.86 $    95.76 $    99.82 $   104.05
---------------------------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO -- PRIVATE
INVESTMENT CLASS                      YEAR 9     YEAR 10
------------------------------------------------------------
Annual Expense Ratio(1)                  0.76%      0.76%
Cumulative Return Before Expenses       55.13%     62.89%
Cumulative Return After Expenses        45.68%     51.85%
End of Year Balance                 $14,567.72 $15,185.39
Estimated Annual Expenses           $   108.46 $   113.06
------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES
LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.


RISKS
LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the funds' first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------





    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the fund's Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.


    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.


    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.


    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.


    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION


During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                               ANNUAL RATE
                                                                            (AS A PERCENTAGE
                                                                            OF AVERAGE DAILY
FUND                                                                           NET ASSETS)
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                           0.10%
STIC Prime Portfolio                                                              0.09%
Treasury Portfolio                                                                0.10%
Government & Agency Portfolio                                                     0.09%
Government TaxAdvantage Portfolio                                                 0.03%
Tax-Free Cash Reserve Portfolio                                                   0.17%
-----------------------------------------------------------------------------------------------





    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.

    Invesco Aim, not the funds, pays sub-advisory fees, if any.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------




    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.


OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Private Investment Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    Information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio, has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio, was audited by other independent registered public accountants.


                            PRIVATE INVESTMENT CLASS


                                                       NET GAINS
                                                        (LOSSES)
                              NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                              BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                              OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05              1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02            --         0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08              1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)
Five months ended 08/31/08       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08              1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07              1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06              1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05              1.00        0.01            --         0.01       (0.01)           --          (0.01)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                         RATIO OF          RATIO OF
                                                                         EXPENSES          EXPENSES
                                                                        TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                        NET ASSETS      ASSETS WITHOUT   INVESTMENT
                               NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                              VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                               OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
--------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09              $1.00       1.00%     $  748,744          0.46%(c)          0.71%(c)       0.87%(c)
Year ended 08/31/08               1.00       3.49         875,556          0.42              0.67           3.34
Year ended 08/31/07               1.00       5.06         885,779          0.42              0.68           4.95
Year ended 08/31/06               1.00       4.26         980,681          0.42              0.68           4.20
Year ended 08/31/05               1.00       2.19         808,821          0.42              0.69           2.14
--------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09               1.00       0.64         429,979          0.42(c)           0.73(c)        0.68(c)
Year ended 08/31/08               1.00       3.32         700,843          0.42              0.68           3.16
Year ended 08/31/07               1.00       5.07         632,811          0.42              0.69           4.95
Year ended 08/31/06               1.00       4.28         591,306          0.42              0.69           4.23
Year ended 08/31/05               1.00       2.21         556,709          0.42              0.69           2.18
--------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09               1.00       0.19       2,267,919          0.31(c)           0.70(c)        0.21(c)
Year ended 08/31/08               1.00       2.62       1,153,785          0.42              0.68           2.36
Year ended 08/31/07               1.00       4.85       1,250,648          0.42              0.69           4.73
Year ended 08/31/06               1.00       4.06         972,350          0.42              0.70           3.97
Year ended 08/31/05               1.00       2.06       1,229,249          0.42              0.70           2.03
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09               1.00       0.46         781,264          0.39(c)           0.65(c)        0.35(c)
Year ended 08/31/08               1.00       3.12         504,696          0.42              0.64           2.98
Year ended 08/31/07               1.00       4.99         599,041          0.42              0.65           4.88
Year ended 08/31/06               1.00       4.18         518,524          0.42              0.66           4.15
Year ended 08/31/05               1.00       2.14         750,824          0.42              0.67           2.12
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09               1.00       0.38          42,922          0.35(c)           0.80(c)        0.31(c)
Year ended 08/31/08               1.00       3.02          40,540          0.37              0.74           3.05
Year ended 08/31/07               1.00       4.95          43,318          0.37              0.80           4.83
Year ended 08/31/06               1.00       4.15          89,063          0.37              0.87           4.06
Year ended 08/31/05               1.00       2.13          69,277          0.37              0.91           2.15
--------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09               1.00       0.70         206,398          0.48(c)           0.81(c)        0.83(c)
Five months ended 08/31/08        1.00       0.62         300,898          0.47(d)           0.75(d)        1.51(d)
Year ended 03/31/08               1.00       3.02         249,372          0.47              0.75           2.98
Year ended 03/31/07               1.00       3.15         185,163          0.47              0.75           3.11
Year ended 03/31/06               1.00       2.27         220,988          0.47              0.77           2.24
Year ended 03/31/05               1.00       0.99         196,617          0.47              0.77           0.99
____________________________________________________________________________________________________________________
====================================================================================================================





(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $712,231, $554,590, $1,615,928, $750,965, $44,470 and $232,430 for Liquid Assets
       Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.

DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class, that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Private Investment Class accounts are as follows:

                                                                         INITIAL         ADDITIONAL
CLASS                                                                 INVESTMENTS*      INVESTMENTS
---------------------------------------------------------------------------------------------------
Private Investment Class                                                $100,000         no minimum
---------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
--------------------------------------------------------------------------------------------------

Through a Financial      Contact your financial                 Same
  Intermediary           intermediary.
                         The financial intermediary should
                         forward your completed account
                         application to the transfer agent,
                         Invesco Aim Investment Services,
                         Inc.
                         P.O. Box 0843
                         Houston, TX 77001-0843
                         The financial intermediary should
                         call the transfer agent at (800)
                         659-1005 to receive an account
                         number.
                         Then, the intermediary should use
                         the following wire instructions:
                         The Bank of New York
                         ABA/Routing #: 021000018
                         DDA: 8900118377
                         Invesco Aim Investment Services,
                         Inc.
                         For Further Credit to Your Account
                         #
                         If you do not know your account #
                         or settle on behalf of multiple
                         accounts, please contact the
                         transfer agent for assistance.

By Telephone             Open your account as described         Call the transfer agent at (800)
                         above.                                 659-1005 and wire payment for your
                                                                purchase order in accordance with
                                                                the wire instructions noted above.

By AIM LINK--            Open your account as described         Complete an AIM LINK--Registered
  Registered             above.                                 Trademark-- Agreement. Mail the
  Trademark--                                                   application and agreement to the
                                                                transfer agent. Once your request
                                                                for this option has been
                                                                processed, you may place your
                                                                order via AIM LINK.
--------------------------------------------------------------------------------------------------



AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES
REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES



LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO
--------------------------------------------------------------------------------------------------------
Through a Financial Intermediary      If placing a redemption request through your financial
                                      intermediary, redemption proceeds will be transmitted
                                      electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and
                                      5:30 p.m. Eastern Time on a business day it must do so by
                                      telephone.

By Telephone                          If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--   If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 5:00 p.m.
                                      Eastern Time on a business day to effect the transaction on that day.
--------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------




STIC PRIME PORTFOLIO
--------------------------------------------------------------------------------------------------------
Through a Financial Intermediary      If placing a redemption request through your financial
                                      intermediary, redemption proceeds will be transmitted
                                      electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and
                                      4:30 p.m. Eastern Time on a business day it must do so by
                                      telephone.

By Telephone                          If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--   If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 4:00 p.m.
                                      Eastern Time on a business day to effect the transaction on that day.
--------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       If placing a redemption request through your financial
                                       intermediary, redemption proceeds will be transmitted
                                       electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and
                                       3:30 p.m. Eastern Time on a business day it must do so by
                                       telephone.

By Telephone                           If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--    If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 3:00 p.m.
                                       Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE PORTFOLIO
---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary       Contact your financial intermediary. Redemption proceeds will be transmitted electronically to your pre-authorized bank account.
                                       The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone                           A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--Registered Trademark--    If you place your redemption request via AIM LINK, the transfer agent must generally receive your redemption request before 12:30
                                       p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.
---------------------------------------------------------------------------------------------------------




PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEMPTIONS BY THE FUNDS


If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.


--------------------------------------------------------------------------------
 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES
DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS


Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES
LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December -- if paid to you by the end of January -- are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.
You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:

Exempt-Interest Dividends:


- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.


- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.


- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.


- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.


- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.


- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.


- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.


- Distributions declared to shareholders with a record date in December -- if paid to you by the end of January -- are taxable for federal income tax purposes as if received in December.


- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.


- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.


You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS


To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the funds' current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:      (800) 659-1005

IN THE INTERNET:   You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.



------------------------------------------------------------------------

Liquid Assets Portfolio           Government TaxAdvantage Portfolio
STIC Prime Portfolio              Tax-Free Cash Reserve Portfolio
Treasury Portfolio                Series of Short-Term Investments Trust
Government & Agency Portfolio
SEC 1940 Act file number: 811-02729
------------------------------------------------------------------------





invescoaim.com  CM-STIT-PRO-5


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


RESERVE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Reserve Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       3
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          3
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 6
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     6
Expense Example                               7
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       8
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     8
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       8
STIC Prime Portfolio                          9
Treasury Portfolio                            9
Government & Agency Portfolio                 9
Government TaxAdvantage Portfolio            10
Tax-Free Cash Reserve Portfolio              10
RISKS                                        11
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      11
STIC Prime Portfolio                         11
Treasury Portfolio                           12
Government & Agency Portfolio                12
Government TaxAdvantage Portfolio            13
Tax-Free Cash Reserve Portfolio              13
DISCLOSURE OF PORTFOLIO HOLDINGS             14
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              14
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 14
Advisor Compensation                         15
OTHER INFORMATION                            16
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  16
FINANCIAL HIGHLIGHTS                         17
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-3
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-7
Important Notice Regarding Delivery of
  Security Holder Documents                 A-8
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO
The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.


    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Repurchase Agreement Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Industry Focus Risk
Interest Rate Risk        Municipal Securities Risk           Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------



    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk            Repurchase Agreement Risk
Interest Rate Risk                Management Risk
U.S. Government Obligations Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        U.S. Government Obligations Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------


securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:


Market Risk               Credit Risk                  Foreign Credit Exposure Risk           Management Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -



The following bar charts show changes in the performance of each fund's Reserve Class shares from year to year. Reserve Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2001................................................................................    3.35%
2002................................................................................    0.96%
2003................................................................................    0.25%
2004................................................................................    0.44%
2005................................................................................    2.31%
2006................................................................................    4.15%
2007................................................................................    4.37%
2008................................................................................    2.03%




---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2000................................................................................    5.64%
2001................................................................................    3.23%
2002................................................................................    0.84%
2003................................................................................    0.21%
2004................................................................................    0.42%
2005................................................................................    2.33%
2006................................................................................    4.17%
2007................................................................................    4.36%
2008................................................................................    1.74%





---------------------

TREASURY PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2000................................................................................    5.43%
2001................................................................................    3.22%
2002................................................................................    0.89%
2003................................................................................    0.21%
2004................................................................................    0.35%
2005................................................................................    2.16%
2006................................................................................    3.98%
2007................................................................................    3.98%
2008................................................................................    0.94%





---------------------

GOVERNMENT & AGENCY PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2001................................................................................    3.26%
2002................................................................................    0.91%
2003................................................................................    0.22%
2004................................................................................    0.40%
2005................................................................................    2.26%
2006................................................................................    4.07%
2007................................................................................    4.23%
2008................................................................................    1.41%





---------------------

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2004................................................................................    0.37%
2005................................................................................    2.19%
2006................................................................................    3.99%
2007................................................................................    4.13%
2008................................................................................    1.25%





---------------------

TAX-FREE CASH RESERVE PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2000................................................................................    3.18%
2001................................................................................    1.84%
2002................................................................................    0.49%
2003................................................................................    0.09%
2004................................................................................    0.20%
2005................................................................................    1.34%
2006................................................................................    2.38%
2007................................................................................    2.59%
2008................................................................................    1.19%







    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class              0.07%
STIC Prime Portfolio--Reserve Class                 0.04%
Treasury Portfolio--Reserve Class                   0.04%
Government & Agency Portfolio--Reserve Class        0.04%
Government TaxAdvantage Portfolio--Reserve Class    0.04%
Tax-Free Cash Reserve Portfolio--Reserve Class      0.04%
------------------------------------------------------------





    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                 HIGHEST QUARTERLY RETURN                    LOWEST QUARTERLY RETURN
FUND                                  (QUARTER ENDED)                            (QUARTER ENDED)
------------------------------------------------------------------------------------------------------------------
Liquid Assets                 1.23%   March 31, 2001             0.03%   September 30, 2003, December 31, 2003,
  Portfolio--Reserve Class                                               March 31, 2004 and June 30, 2004
------------------------------------------------------------------------------------------------------------------
STIC Prime                    1.46%   September 30, 2000 and     0.02%   September 30, 2003, March 31, 2004 and
  Portfolio--Reserve Class            December 31, 2000                  June 30, 2004
------------------------------------------------------------------------------------------------------------------
Treasury                      1.41%   September 30, 2000 and     0.01%   March 31, 2004, June 30, 2004 and
  Portfolio--Reserve Class            December 31, 2000                  December 31, 2008
------------------------------------------------------------------------------------------------------------------
Government & Agency           1.21%   March 31, 2001             0.03%   September 30, 2003, December 31, 2003,
  Portfolio--Reserve Class                                               March 31, 2004 and June 30, 2004
------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage       1.07%   December 31, 2006          0.02%   March 31, 2004 and June 30, 2004
  Portfolio--Reserve Class
------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve         0.85%   December 31, 2000          0.01%   September 30, 2003, December 31, 2003,
  Portfolio--Reserve Class                                               March 31, 2004 and June 30, 2004
------------------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Reserve Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                       SINCE      INCEPTION
(for the periods ended December 31, 2008)           1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Reserve Class               2.03%      2.65%       --          2.59%      01/14/00
STIC Prime Portfolio--Reserve Class                  1.74       2.59        --          2.72       01/04/99
Treasury Portfolio--Reserve Class                    0.94       2.27        --          2.51       01/04/99
Government & Agency Portfolio--Reserve Class         1.41       2.47        --          2.45       01/26/00
Government TaxAdvantage Portfolio--Reserve Class     1.25       2.37        --          2.16       06/23/03
Tax-Free Cash Reserve Portfolio--Reserve Class       1.19       1.54        --          1.53       06/01/99
--------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.


FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Reserve Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                           LIQUID                          GOVERNMENT   GOVERNMENT   TAX-FREE CASH
(fees paid directly from your              ASSETS   STIC PRIME   TREASURY   & AGENCY   TAXADVANTAGE     RESERVE
investment)                              PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Purchases
(as a percentage of offering price)         None       None        None       None         None           None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or
redemption proceeds, whichever is less)     None       None        None       None         None           None
---------------------------------------------------------------------------------------------------------------------





ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                          LIQUID                          GOVERNMENT   GOVERNMENT   TAX-FREE CASH
(expenses that are deducted from fund     ASSETS   STIC PRIME   TREASURY   & AGENCY   TAXADVANTAGE     RESERVE
assets)                                 PORTFOLIO   PORTFOLIO  PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Management Fees                            0.15%      0.15%       0.15%      0.10%        0.18%          0.21%

Distribution and/or Service (12b-1)
Fees(2)                                    1.00       1.00        1.00       1.00         1.00           1.00

Other Expenses(3)                          0.03       0.04        0.03       0.03         0.10           0.05

Acquired Fund Fees and Expenses            None       None        None       None         None           None

Total Annual Fund Operating Expenses       1.18       1.19        1.18       1.13         1.28           1.26

Fee Waiver(4)                              0.17       0.18        0.17       0.13         0.27           0.14

Net Annual Fund Operating Expenses(5)      1.01       1.01        1.01       1.00         1.01           1.12
--------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.13% of Rule 12b-1 distribution plan payments.


(3) Other Expenses have been restated to reflect the current expenses of the funds.


(4) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.01% (after Rule 12b-1 fee waiver) for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 1.12% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each fund. Fee waivers have been restated to reflect this agreement.


(5) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yields. These agreements may be modified or discontinued at any time without further notice to investors.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------




    As a result of 12b-1 fees, long term shareholders in the fund may pay more than the maximum permitted initial sales charge.

     If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)   invest $10,000 in the fund for the time periods indicated;
  (ii)  redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio               $103       $358       $633      $1,417
STIC Prime Portfolio                   103        360        637       1,427
Treasury Portfolio                     103        358        633       1,417
Government & Agency Portfolio          102        346        610       1,363
Government TaxAdvantage Portfolio      103        379        676       1,522
Tax-Free Cash Reserve Portfolio        114        386        678       1,510
--------------------------------------------------------------------------------






HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Reserve Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS
PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.01%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       3.99%        7.96%       12.09%       16.37%       20.81%
End of Year Balance         $10,399.00   $10,796.24   $11,208.66   $11,636.83   $12,081.36
Estimated Annual Expenses   $   103.01   $   125.05   $   129.83   $   134.79   $   139.94
------------------------------------------------------------------------------------------

LIQUID ASSETS
PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      25.43%       30.22%       35.19%       40.36%       45.72%
End of Year Balance         $12,542.86   $13,022.00   $13,519.44   $14,035.88   $14,572.05
Estimated Annual Expenses   $   145.28   $   150.83   $   156.59   $   162.58   $   168.79
---------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.01%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       3.99%        7.95%       12.06%       16.33%       20.77%
End of Year Balance         $10,399.00   $10,795.20   $11,206.50   $11,633.47   $12,076.70
Estimated Annual Expenses   $   103.01   $   126.11   $   130.91   $   135.90   $   141.08
------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.19%        1.19%        1.19%        1.19%        1.19%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      25.37%       30.14%       35.10%       40.25%       45.59%
End of Year Balance         $12,536.82   $13,014.48   $13,510.33   $14,025.07   $14,559.43
Estimated Annual Expenses   $   146.45   $   152.03   $   157.82   $   163.84   $   170.08
---------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




TREASURY  PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.01%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       3.99%        7.96%       12.09%       16.37%       20.81%
End of Year Balance         $10,399.00   $10,796.24   $11,208.66   $11,636.83   $12,081.36
Estimated Annual Expenses   $   103.01   $   125.05   $   129.83   $   134.79   $   139.94
------------------------------------------------------------------------------------------

TREASURY  PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.18%        1.18%        1.18%        1.18%        1.18%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      25.43%       30.22%       35.19%       40.36%       45.72%
End of Year Balance         $12,542.86   $13,022.00   $13,519.44   $14,035.88   $14,572.05
Estimated Annual Expenses   $   145.28   $   150.83   $   156.59   $   162.58   $   168.79
---------------------------------------------------------------------------------------------







GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.00%        1.13%        1.13%        1.13%        1.13%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       4.00%        8.02%       12.21%       16.55%       21.06%
End of Year Balance         $10,400.00   $10,802.48   $11,220.54   $11,654.77   $12,105.81
Estimated Annual Expenses   $   102.00   $   119.79   $   124.43   $   129.25   $   134.25
------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.13%        1.13%        1.13%        1.13%        1.13%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      25.74%       30.61%       35.66%       40.91%       46.37%
End of Year Balance         $12,574.31   $13,060.93   $13,566.39   $14,091.41   $14,636.75
Estimated Annual Expenses   $   139.44   $   144.84   $   150.44   $   156.27   $   162.31
---------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.01%        1.28%        1.28%        1.28%        1.28%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       3.99%        7.86%       11.87%       16.03%       20.35%
End of Year Balance         $10,399.00   $10,785.84   $11,187.08   $11,603.24   $12,034.88
Estimated Annual Expenses   $   103.01   $   135.58   $   140.63   $   145.86   $   151.28
------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.28%        1.28%        1.28%        1.28%        1.28%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      24.83%       29.47%       34.29%       39.28%       44.46%
End of Year Balance         $12,482.57   $12,946.92   $13,428.55   $13,928.09   $14,446.22
Estimated Annual Expenses   $   156.91   $   162.75   $   168.80   $   175.08   $   181.60
---------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE
PORTFOLIO --
RESERVE CLASS                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.12%        1.26%        1.26%        1.26%        1.26%
Cumulative Return Before
  Expenses                       5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After
  Expenses                       3.88%        7.77%       11.80%       15.98%       20.31%
End of Year Balance         $10,388.00   $10,776.51   $11,179.55   $11,597.67   $12,031.42
Estimated Annual Expenses   $   114.17   $   133.34   $   138.32   $   143.50   $   148.86
------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESERVE CLASS                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------
Annual Expense Ratio(1)          1.26%        1.26%        1.26%        1.26%        1.26%
Cumulative Return Before
  Expenses                      34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After
  Expenses                      24.81%       29.48%       34.32%       39.35%       44.56%
End of Year Balance         $12,481.40   $12,948.20   $13,432.46   $13,934.84   $14,456.00
Estimated Annual Expenses   $   154.43   $   160.21   $   166.20   $   172.41   $   178.86
---------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8), and 107(15), of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the fund's portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                             APPROXIMATE DATE                   INFORMATION REMAINS
 INFORMATION                                OF WEBSITE POSTING                   POSTED ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                               ANNUAL RATE
                                                                            (AS A PERCENTAGE
                                                                            OF AVERAGE DAILY
FUND                                                                           NET ASSETS)
-----------------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                           0.10%
STIC Prime Portfolio                                                              0.09%
Treasury Portfolio                                                                0.10%
Government & Agency Portfolio                                                     0.09%
Government TaxAdvantage Portfolio                                                 0.03%
Tax-Free Cash Reserve Portfolio                                                   0.17%
-----------------------------------------------------------------------------------------------





    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.

    Invesco Aim, not the funds, pays subadvisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Reserve Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    The information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.



                                  RESERVE CLASS



                                                              NET GAINS
                                                               (LOSSES)
                                     NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                       VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                                     BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                                     OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                    $1.00       $0.01(b)     $ 0.00        $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.05         (0.01)        0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05                     1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02            --         0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)       0.00         0.02       (0.02)        (0.00)         (0.02)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03          0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01          0.00         0.01       (0.01)        (0.00)         (0.01)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05                     1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
-------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08                     1.00        0.02(b)       0.00         0.02       (0.02)           --          (0.02)
Year ended 08/31/07                     1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/06                     1.00        0.03          0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/05                     1.00        0.01          0.00         0.01       (0.01)           --          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                     1.00        0.00(b)      (0.00)        0.00       (0.00)           --          (0.00)
Five months ended 08/31/08              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 03/31/08                     1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
Year ended 03/31/07                     1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06                     1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05                     1.00        0.00            --         0.00       (0.00)           --          (0.00)
_______________________________________________________________________________________________________________________________
===============================================================================================================================

                                                                                RATIO OF          RATIO OF
                                                                                EXPENSES          EXPENSES
                                                                               TO AVERAGE      TO AVERAGE NET   RATIO OF NET
                                                                               NET ASSETS      ASSETS WITHOUT    INVESTMENT
                                      NET ASSET               NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS    INCOME (LOSS)
                                     VALUE, END    TOTAL     END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES    TO AVERAGE
                                      OF PERIOD  RETURN(a)  (000S OMITTED)      ABSORBED          ABSORBED       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09                     $1.00       0.59%      $ 73,020           0.86%(c)          1.21%(c)        0.47%(c)
Year ended 08/31/08                      1.00       2.90         69,076           0.99              1.17            2.77
Year ended 08/31/07                      1.00       4.46         39,244           0.99              1.18            4.38
Year ended 08/31/06                      1.00       3.66         17,424           0.99              1.18            3.63
Year ended 08/31/05                      1.00       1.61        128,244           0.99              1.19            1.57
----------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09                      1.00       0.42          9,341           0.79(c)           1.23(c)         0.31(c)
Year ended 08/31/08                      1.00       2.73         65,753           0.99              1.18            2.59
Year ended 08/31/07                      1.00       4.47         30,950           0.99              1.19            4.38
Year ended 08/31/06                      1.00       3.69         55,892           0.99              1.19            3.66
Year ended 08/31/05                      1.00       1.63         66,695           0.99              1.19            1.61
----------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09                      1.00       0.09         29,734           0.49(c)           1.20(c)         0.03(c)
Year ended 08/31/08                      1.00       2.04         36,392           0.99              1.18            1.79
Year ended 08/31/07                      1.00       4.26         69,762           0.99              1.19            4.16
Year ended 08/31/06                      1.00       3.47        133,700           0.99              1.20            3.40
Year ended 08/31/05                      1.00       1.48         77,702           0.99              1.20            1.46
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09                      1.00       0.22        139,399           0.66(c)           1.15(c)         0.08(c)
Year ended 08/31/08                      1.00       2.53        135,106           0.99              1.14            2.41
Year ended 08/31/07                      1.00       4.40         16,949           0.99              1.15            4.31
Year ended 08/31/06                      1.00       3.59         21,889           0.99              1.16            3.58
Year ended 08/31/05                      1.00       1.56          4,640           0.99              1.17            1.55
----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09                      1.00       0.16          5,747           0.70(c)           1.30(c)        (0.04)(c)
Year ended 08/31/08                      1.00       2.38         12,521           0.99              1.24            2.43
Year ended 08/31/07                      1.00       4.30         11,944           0.99              1.30            4.21
Year ended 08/31/06                      1.00       3.51            438           0.99              1.37            3.44
Year ended 08/31/05                      1.00       1.50              0           0.99              1.41            1.53
----------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09                      1.00       0.44         14,831           0.82(c)           1.31(c)         0.49(c)
Five months ended 08/31/08               1.00       0.36         43,123           1.09(d)           1.25(d)         0.89(d)
Year ended 03/31/08                      1.00       2.38         60,789           1.09              1.25            2.36
Year ended 03/31/07                      1.00       2.52         12,733           1.09              1.25            2.49
Year ended 03/31/06                      1.00       1.64         19,052           1.09              1.27            1.62
Year ended 03/31/05                      1.00       0.38          9,308           1.07              1.27            0.39
____________________________________________________________________________________________________________________________
============================================================================================================================






(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $49,437, $19,366, $46,423, $143,298, $7,951 and $22,171 for Liquid Assets
       Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares and have a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.


DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows each fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Reserve Class accounts are as follows:

TAX-FREE CASH RESERVE PORTFOLIO


                                                                        INITIAL       ADDITIONAL
CLASS                                                                INVESTMENTS*    INVESTMENTS
---------------------------------------------------------------------------------------------------
Reserve Class                                                           $10,000       no minimum
---------------------------------------------------------------------------------------------------



LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO


                                                                        INITIAL       ADDITIONAL
CLASS                                                                INVESTMENTS*    INVESTMENTS
---------------------------------------------------------------------------------------------------
Reserve Class                                                           $1,000        no minimum
---------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.

TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                           OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------
Through a Financial        Contact your financial                 Same
  Intermediary             intermediary.
                           The financial intermediary should
                           forward your completed account
                           application to the transfer agent,
                           Invesco Aim Investment Services,
                           Inc.
                           P.O. Box 0843
                           Houston, TX 77001-0843
                           The financial intermediary should
                           call the transfer agent at (800)
                           659-1005 to receive an account
                           number.
                           Then, the intermediary should use
                           the following wire instructions:
                           The Bank of New York
                           ABA/Routing #: 021000018
                           DDA: 8900118377
                           Invesco Aim Investment Services,
                           Inc.
                           For Further Credit to Your Account
                           #
                           If you do not know your account #
                           or settle on behalf of multiple
                           accounts, please contact the
                           transfer agent for assistance.

By Telephone               Open your account as described         Call the transfer agent at (800)
                           above.                                 659-1005 and wire payment for your
                                                                  purchase order in accordance with
                                                                  the wire instructions noted above.

By AIM LINK--              Open your account as described         Complete an AIM LINK--Registered
  Registered               above.                                 Trademark-- Agreement. Mail the
  Trademark--                                                     application and agreement to the
                                                                  transfer agent. Once your request
                                                                  for this option has been
                                                                  processed, you may place your
                                                                  order via AIM LINK.
----------------------------------------------------------------------------------------------------



AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEEMING SHARES

REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES




LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 5:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------




STIC PRIME PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 4:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------




GOVERNMENT TAXADVANTAGE PORTFOLIO


---------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        If placing a redemption request through your financial
                                        intermediary, redemption proceeds will be transmitted
                                        electronically to your pre-authorized bank account. The transfer agent must receive your financial intermediary's instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone                            If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--Registered Trademark--     If placing a redemption request through AIM LINK, the transfer agent must receive your redemption request before 3:00 p.m.
                                        Eastern Time on a business day to effect the transaction on that day.
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------





TAX-FREE CASH RESERVE PORTFOLIO


----------------------------------------------------------------------------------------
Through a Financial      Contact your financial intermediary. Redemption proceeds will
  Intermediary           be transmitted electronically to your pre-authorized bank
                         account. The transfer agent must receive your financial
                         intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone             A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--            If you place your redemption request via AIM LINK, the transfer
  Registered             agent must generally receive your redemption request before
  Trademark--            12:30 p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.
----------------------------------------------------------------------------------------




PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or a fund is not able to verify your identity as required by law, a fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------
 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS

Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchases and redemption orders received by the transfer agent
(i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and (ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds has not adopted any policies and procedures that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserves the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO
In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:



- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.


- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.


- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.


- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.


- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

       -------------------------------------------------------------------
                 LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO
               TREASURY PORTFOLIO - GOVERNMENT & AGENCY PORTFOLIO
       GOVERNMENT TAXADVANTAGE PORTFOLIO - TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or
   (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.


- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.


- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.


- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.


- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.



    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS


To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,


BY TELEPHONE:       (800) 659-1005

ON THE INTERNET:    You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
--------------------------------------------------------------------------------


invescoaim.com  CM-STIT-PRO-7


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                                         LIQUID ASSETS PORTFOLIO
                                                            STIC PRIME PORTFOLIO
                                                              TREASURY PORTFOLIO
                                                   GOVERNMENT & AGENCY PORTFOLIO
                                               GOVERNMENT TAXADVANTAGE PORTFOLIO
                                                 TAX-FREE CASH RESERVE PORTFOLIO

                                                              ------------------
                                                                     PROSPECTUS
                                                              ------------------

                                                               December 4, 2009


RESOURCE CLASSES

Liquid Assets Portfolio's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity.

STIC Prime Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Treasury Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government & Agency Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Government TaxAdvantage Portfolio's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

Tax-Free Cash Reserve Portfolio's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

--------------------------------------------------------------------------------

This prospectus contains important information about the Resource Class shares of the funds. Please read it before investing and keep it for future reference.

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

An investment in the funds:
- is not FDIC insured;
- may lose value; and
- is not guaranteed by a bank.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------



RISK/RETURN SUMMARY                           1
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       1
STIC Prime Portfolio                          1
Treasury Portfolio                            1
Government & Agency Portfolio                 2
Government TaxAdvantage Portfolio             2
Tax-Free Cash Reserve Portfolio               3
PERFORMANCE INFORMATION                       4
- - - - - - - - - - - - - - - - - - - - - - - - -
Annual Total Returns                          4
Performance Table                             6
FEE TABLE AND EXPENSE EXAMPLE                 7
- - - - - - - - - - - - - - - - - - - - - - - - -
Fee Table                                     7
Expense Example                               8
HYPOTHETICAL INVESTMENT AND EXPENSE
  INFORMATION                                 8
- - - - - - - - - - - - - - - - - - - - - - - - -
INVESTMENT OBJECTIVES, STRATEGIES AND
  RISKS                                       9
- - - - - - - - - - - - - - - - - - - - - - - - -
OBJECTIVES AND STRATEGIES                     9
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                       9
STIC Prime Portfolio                         10
Treasury Portfolio                           10
Government & Agency Portfolio                10
Government TaxAdvantage Portfolio            11
Tax-Free Cash Reserve Portfolio              11
RISKS                                        12
- - - - - - - - - - - - - - - - - - - - - - - - -
Liquid Assets Portfolio                      12
STIC Prime Portfolio                         12
Treasury Portfolio                           13
Government & Agency Portfolio                13
Government TaxAdvantage Portfolio            14
Tax-Free Cash Reserve Portfolio              14
DISCLOSURE OF PORTFOLIO HOLDINGS             15
- - - - - - - - - - - - - - - - - - - - - - - - -
FUND MANAGEMENT                              15
- - - - - - - - - - - - - - - - - - - - - - - - -
The Advisors                                 15
Advisor Compensation                         16
OTHER INFORMATION                            17
- - - - - - - - - - - - - - - - - - - - - - - - -
Dividends and Distributions                  17
FINANCIAL HIGHLIGHTS                         18
- - - - - - - - - - - - - - - - - - - - - - - - -
GENERAL INFORMATION                         A-1
- - - - - - - - - - - - - - - - - - - - - - - - -
Distribution and Service (12b-1) Fees       A-1
Purchasing Shares                           A-1
Redeeming Shares                            A-2
Pricing of Shares                           A-5
Frequent Purchases and Redemptions of Fund
  Shares                                    A-6
Taxes                                       A-6
Important Notice Regarding Delivery of
  Security Holder Documents                 A-7
OBTAINING ADDITIONAL INFORMATION     Back Cover
- - - - - - - - - - - - - - - - - - - - - - - - -




The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investments, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA, Invest with DISCIPLINE, The AIM College Savings Plan, AIM Solo 401(k), AIM Investments and Design and Your goals. Our solutions. are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design and myaim.com are service marks of Invesco Aim Management Group, Inc. AIM Trimark is a registered service mark of Invesco Aim Management Group, Inc. and Invesco Trimark Ltd.

    No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk               Credit Risk                         Foreign Securities Risk      Management Risk
Money Market Fund Risk    U.S. Government Obligations Risk    Repurchase Agreement Risk
Interest Rate Risk        Municipal Securities Risk           Industry Focus Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


STIC PRIME PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund invests in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Market Risk                      Credit Risk                                Repurchase Agreement Risk
Money Market Fund Risk           U.S. Government Obligations Risk           Industry Focus Risk
Interest Rate Risk               Municipal Securities Risk                  Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TREASURY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------



    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        Repurchase Agreement Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT & AGENCY PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk             Repurchase Agreement Risk
Interest Rate Risk                 Management Risk
U.S. Government Obligations Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


GOVERNMENT TAXADVANTAGE PORTFOLIO
The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities).

    The fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.

    Principal risks of investing in the fund, which could adversely affect its net asset value and yield, are:

Money Market Fund Risk        U.S. Government Obligations Risk
Interest Rate Risk            Management Risk



    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

RISK/RETURN SUMMARY (continued)
-------------------------------------------------------------------------------




    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in other securities. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


TAX-FREE CASH RESERVE PORTFOLIO
The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund primarily invests in municipal securities.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    Please see "Investment Objectives, Strategies and Risks" for additional information regarding the fund's investment strategies.


    Principal risks of investing in the fund, which could adversely affect its net asset value, yield and total return are:



Market Risk               Credit Risk                  Foreign Credit Exposure Risk
Money Market Fund Risk    Municipal Securities Risk    Synthetic Municipal Securities Risk
Interest Rate Risk        Industry Focus Risk          Management Risk




    Please see "Investment Objectives, Strategies and Risks" for a description of these risks.


    Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold, and the proceeds are reinvested in securities with different interest rates. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar charts show changes in the performance of each fund's Resource Class shares from year to year. Resource Class shares are not subject to front-end or back-end sales loads.

LIQUID ASSETS PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
1999................................................................................    5.03%
2000................................................................................    6.31%
2001................................................................................    3.97%
2002................................................................................    1.58%
2003................................................................................    0.92%
2004................................................................................    1.12%
2005................................................................................    3.00%
2006................................................................................    4.85%
2007................................................................................    5.07%
2008................................................................................    2.72%




---------------------

STIC PRIME PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
1999................................................................................    5.04%
2000................................................................................    6.32%
2001................................................................................    3.89%
2002................................................................................    1.51%
2003................................................................................    0.93%
2004................................................................................    1.14%
2005................................................................................    3.06%
2006................................................................................    4.91%
2007................................................................................    5.10%
2008................................................................................    2.47%




---------------------

TREASURY PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
1999................................................................................    4.83%
2000................................................................................    6.10%
2001................................................................................    3.88%
2002................................................................................    1.55%
2003................................................................................    0.92%
2004................................................................................    1.06%
2005................................................................................    2.88%
2006................................................................................    4.72%
2007................................................................................    4.71%
2008................................................................................    1.56%




---------------------

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------



GOVERNMENT & AGENCY PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
1999................................................................................    4.97%
2000................................................................................    6.28%
2001................................................................................    3.92%
2002................................................................................    1.58%
2003................................................................................    0.94%
2004................................................................................    1.12%
2005................................................................................    2.99%
2006................................................................................    4.81%
2007................................................................................    4.97%
2008................................................................................    2.13%




---------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO




YEAR ENDED                                                                             ANNUAL TOTAL
DECEMBER 31                                                                               RETURNS
-----------                                                                            ------------
2000................................................................................       5.80%
2001................................................................................       3.78%
2002................................................................................       1.53%
2003................................................................................       0.87%
2004................................................................................       1.07%
2005................................................................................       2.91%
2006................................................................................       4.73%
2007................................................................................       4.87%
2008................................................................................       1.94%




---------------------

TAX-FREE CASH RESERVE PORTFOLIO




                                                                                        ANNUAL
YEAR ENDED                                                                              TOTAL
DECEMBER 31                                                                            RETURNS
-----------                                                                            -------
2000................................................................................    3.85%
2001................................................................................    2.49%
2002................................................................................    1.15%
2003................................................................................    0.72%
2004................................................................................    0.86%
2005................................................................................    2.06%
2006................................................................................    3.11%
2007................................................................................    3.32%
2008................................................................................    1.91%

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

PERFORMANCE INFORMATION (continued)
-------------------------------------------------------------------------------





    The year-to-date total return for each fund as of September 30, 2009 was as follows:



FUND
-------------------------------------------------------------
Liquid Assets Portfolio--Resource Class              0.35%
STIC Prime Portfolio--Resource Class                 0.12%
Treasury Portfolio--Resource Class                   0.06%
Government & Agency Portfolio--Resource Class        0.16%
Government TaxAdvantage Portfolio--Resource Class    0.11%
Tax-Free Cash Reserve Portfolio--Resource Class      0.13%
-------------------------------------------------------------




During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns were as follows:


                                    HIGHEST QUARTERLY RETURN                    LOWEST QUARTERLY RETURN
FUND                                     (QUARTER ENDED)                            (QUARTER ENDED)
---------------------------------------------------------------------------------------------------------------------
Liquid Assets                    1.62%   September 30, 2000 and     0.20%   September 30, 2003, December 31, 2003,
  Portfolio--Resource Class              December 31, 2000                  March 31, 2004 and June 30, 2004
---------------------------------------------------------------------------------------------------------------------
STIC Prime                       1.62%   September 30, 2000 and     0.19%   March 31, 2004
  Portfolio--Resource Class              December 31, 2000
---------------------------------------------------------------------------------------------------------------------
Treasury Portfolio--Resource     1.58%   December 31, 2000          0.10%   December 31, 2008
  Class
---------------------------------------------------------------------------------------------------------------------
Government & Agency              1.62%   December 31, 2000          0.20%   March 31, 2004 and June 30, 2004
  Portfolio--Resource Class
---------------------------------------------------------------------------------------------------------------------
Government TaxAdvantage          1.57%   December 31, 2000          0.18%   September 30, 2003
  Portfolio--Resource Class
---------------------------------------------------------------------------------------------------------------------
Tax-Free Cash Reserve            1.01%   December 31, 2000          0.14%   September 30, 2003
  Portfolio--Resource Class
---------------------------------------------------------------------------------------------------------------------




PERFORMANCE TABLE
The following performance table reflects the performance of each fund's Resource Class shares over the periods indicated.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                                                                        SINCE      INCEPTION
(for the periods ended December 31, 2008)            1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
---------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio--Resource Class               2.72%      3.34%      3.44%          --       09/23/96
STIC Prime Portfolio--Resource Class                  2.47       3.32       3.42           --       01/16/96
Treasury Portfolio--Resource Class                    1.56       2.98       3.21           --       03/06/96
Government & Agency Portfolio--Resource Class         2.13       3.19       3.36           --       09/01/98
Government TaxAdvantage Portfolio--Resource Class     1.94       3.09         --         3.04%      12/30/99
Tax-Free Cash Reserve Portfolio--Resource Class       1.91       2.25         --         2.23       04/06/99
---------------------------------------------------------------------------------------------------------------





    For the current seven-day yield, call (800) 659-1005, option 2.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold Resource Class shares of the funds.

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                        LIQUID                          GOVERNMENT &   GOVERNMENT     TAX-FREE
(fees paid directly from your           ASSETS   STIC PRIME   TREASURY     AGENCY     TAXADVANTAGE  CASH RESERVE
investment)                           PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed
on Purchases
(as a percentage of offering price)      None       None        None        None          None          None

(Maximum Deferred Sales Charge
(Load)
(as a percentage of original
purchase price or redemption
proceeds, whichever is less)             None       None        None        None          None          None
-------------------------------------------------------------------------------------------------------------------





ANNUAL FUND OPERATING EXPENSES(1)
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
                                        LIQUID                                GOVERNMENT &     GOVERNMENT       TAX-FREE
(expenses that are deducted from        ASSETS     STIC PRIME     TREASURY       AGENCY       TAXADVANTAGE    CASH RESERVE
fund assets)                          PORTFOLIO     PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Management Fees                          0.15%        0.15%         0.15%         0.10%           0.18%           0.21%

Distribution and/or Service (12b-1)
  Fees(2)                                0.20         0.20          0.20          0.20            0.20            0.20

Other Expenses(3)                        0.03         0.04          0.03          0.03            0.10            0.05

Acquired Fund Fees and Expenses          None         None          None          None            None            None

Total Annual Fund Operating Expenses     0.38         0.39          0.38          0.33            0.48            0.46

Fee Waiver(4)                            0.04         0.09          0.08          0.04            0.18            0.05

Net Annual Fund Operating
  Expenses(5)                            0.34         0.30          0.30          0.29            0.30            0.41
-----------------------------------------------------------------------------------------------------------------------------




(1) There is no guarantee that actual expenses will be the same as those shown in the table.

(2) The distributor has contractually agreed, through at least June 30, 2010, to waive 0.04% of Rule 12b-1 distribution plan payments on Resource Class shares of STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio.


(3) Other Expenses have been restated to reflect the current expenses of the funds.


(4) Effective July 1, 2009, the funds' advisor has contractually agreed, through at least June 30, 2010, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 0.34% for Liquid Assets Portfolio, 0.30% (after Rule 12b-1 fee waiver) for STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and 0.41% (after Rule 12b-1 fee waiver) for Tax-Free Cash Reserve Portfolio. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above: (i) interest; (ii) taxes; (iii) extraordinary or non-routine items; (iv) expenses related to a merger or reorganization, as approved by the funds' Board of Trustees; and (v) expenses that each fund has incurred but did not actually pay because of an expense offset arrangement. Additionally, for Tax-Free Cash Reserve Portfolio, trustees' fees and federal registration fees are not taken into account and could cause the Net Annual Fund Operating Expenses to exceed the number reflected above. Currently, the only expense offset arrangements from which each fund benefits are in the form of credits that each fund receives from banks where each fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the funds. Fee waivers have been restated to reflect this agreement.


(5) The advisor and distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to increase the funds' yields. These agreements may be modified or discounted at any time without further notice to investors.



    If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution. Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses. The Statement of Additional Information contains more detailed information about each of the classes of each fund, including information about the Rule 12b-1 fees and expenses of the classes.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE (continued)
-------------------------------------------------------------------------------



EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the funds with the cost of investing in other mutual funds.


    The expense example assumes you:
  (i)   invest $10,000 in the fund for the time periods indicated;
  (ii)  redeem all your shares at the end of the periods indicated;
  (iii) earn a 5% return on your investment before operating expenses each year; and
  (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).


    Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Liquid Assets Portfolio                $35       $118       $209       $476
STIC Prime Portfolio                    31        116        210        484
Treasury Portfolio                      31        114        205        473
Government & Agency Portfolio           30        102        181        414
Government TaxAdvantage Portfolio       31        136        251        586
Tax-Free Cash Reserve Portfolio         42        143        253        574
--------------------------------------------------------------------------------





HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION
--------------------------------------------------------------------------------


In connection with the final settlement reached between Invesco Aim Advisors, Inc. and certain of its affiliates with certain regulators, including the New York Attorney General's Office, the Securities and Exchange Commission (SEC) and the Colorado Attorney General's Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco Aim Advisors, Inc. and certain of its affiliates, Invesco Aim Advisors, Inc. and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the funds' expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

  - You invest $10,000 in a fund and hold it for the entire 10-year period;
  - Your investment has a 5% return before expenses each year; and
  - Each fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.


    There is no assurance that the annual expense ratio will be the expense ratio for each fund's Resource Class for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.



LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.34%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.66%        9.50%       14.55%       19.85%       25.38%
End of Year Balance                     $10,466.00   $10,949.53   $11,455.40   $11,984.64   $12,538.33
Estimated Annual Expenses               $    34.79   $    40.69   $    42.57   $    44.54   $    46.59
------------------------------------------------------------------------------------------------------

LIQUID ASSETS PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.18%       37.24%       43.58%       50.21%       57.15%
End of Year Balance                     $13,117.60   $13,723.63   $14,357.66   $15,020.99   $15,714.96
Estimated Annual Expenses               $    48.75   $    51.00   $    53.35   $    55.82   $    58.40
---------------------------------------------------------------------------------------------------------






STIC PRIME PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.30%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.70%        9.53%       14.58%       19.86%       25.38%
End of Year Balance                     $10,470.00   $10,952.67   $11,457.58   $11,985.78   $12,538.32
Estimated Annual Expenses               $    30.71   $    41.77   $    43.70   $    45.71   $    47.82
------------------------------------------------------------------------------------------------------

STIC PRIME PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.39%        0.39%        0.39%        0.39%        0.39%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.16%       37.21%       43.54%       50.15%       57.07%
End of Year Balance                     $13,116.34   $13,721.00   $14,353.54   $15,015.24   $15,707.44
Estimated Annual Expenses               $    50.03   $    52.33   $    54.75   $    57.27   $    59.91
---------------------------------------------------------------------------------------------------------


       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION (continued)
-------------------------------------------------------------------------------




TREASURY PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.30%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.70%        9.54%       14.60%       19.89%       25.43%
End of Year Balance                     $10,470.00   $10,953.71   $11,459.78   $11,989.22   $12,543.12
Estimated Annual Expenses               $    30.71   $    40.71   $    42.59   $    44.55   $    46.61
------------------------------------------------------------------------------------------------------

TREASURY PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.38%        0.38%        0.38%        0.38%        0.38%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.23%       37.29%       43.63%       50.27%       57.21%
End of Year Balance                     $13,122.61   $13,728.88   $14,363.15   $15,026.73   $15,720.96
Estimated Annual Expenses               $    48.76   $    51.02   $    53.37   $    55.84   $    58.42
---------------------------------------------------------------------------------------------------------







GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.29%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.71%        9.60%       14.72%       20.08%       25.68%
End of Year Balance                     $10,471.00   $10,960.00   $11,471.83   $12,007.56   $12,568.31
Estimated Annual Expenses               $    29.68   $    35.36   $    37.01   $    38.74   $    40.55
------------------------------------------------------------------------------------------------------

GOVERNMENT & AGENCY
PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.33%        0.33%        0.33%        0.33%        0.33%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            31.55%       37.70%       44.13%       50.86%       57.90%
End of Year Balance                     $13,155.26   $13,769.61   $14,412.65   $15,085.72   $15,790.22
Estimated Annual Expenses               $    42.44   $    44.43   $    46.50   $    48.67   $    50.95
---------------------------------------------------------------------------------------------------------






GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.30%        0.48%        0.48%        0.48%        0.48%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.70%        9.43%       14.38%       19.55%       24.95%
End of Year Balance                     $10,470.00   $10,943.24   $11,437.88   $11,954.87   $12,495.23
Estimated Annual Expenses               $    30.71   $    51.39   $    53.71   $    56.14   $    58.68
------------------------------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE
PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.48%        0.48%        0.48%        0.48%        0.48%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            30.60%       36.50%       42.67%       49.12%       55.86%
End of Year Balance                     $13,060.02   $13,650.33   $14,267.32   $14,912.21   $15,586.24
Estimated Annual Expenses               $    61.33   $    64.10   $    67.00   $    70.03   $    73.20
---------------------------------------------------------------------------------------------------------






TAX-FREE CASH RESERVE
PORTFOLIO --
RESOURCE CLASS                            YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.41%        0.46%        0.46%        0.46%        0.46%
Cumulative Return Before Expenses            5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses             4.59%        9.34%       14.30%       19.49%       24.92%
End of Year Balance                     $10,459.00   $10,933.84   $11,430.23   $11,949.17   $12,491.66
Estimated Annual Expenses               $    41.94   $    49.20   $    51.44   $    53.77   $    56.21
------------------------------------------------------------------------------------------------------

TAX-FREE CASH RESERVE
PORTFOLIO --
RESOURCE CLASS                            YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)                      0.46%        0.46%        0.46%        0.46%        0.46%
Cumulative Return Before Expenses           34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses            30.59%       36.52%       42.71%       49.19%       55.97%
End of Year Balance                     $13,058.78   $13,651.65   $14,271.43   $14,919.36   $15,596.70
Estimated Annual Expenses               $    58.77   $    61.43   $    64.22   $    67.14   $    70.19
---------------------------------------------------------------------------------------------------------




(1) Your actual expenses may be higher or lower than those shown.


INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
--------------------------------------------------------------------------------

OBJECTIVES AND STRATEGIES

LIQUID ASSETS PORTFOLIO

The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund invests primarily in high-quality U.S. dollar-denominated short-term debt obligations, including: (i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from U.S. or foreign banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund may invest up to 50% of its assets in U.S. dollar-denominated foreign securities. The fund may also invest in securities, whether or not considered foreign securities, which carry foreign credit exposure.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing in high-quality U.S. dollar-denominated obligations with maturities of 60 days or less, including:
(i) securities issued by the U.S. Government or its agencies; (ii) bankers' acceptances, certificates of deposit, and time deposits from banks; (iii) repurchase agreements; (iv) commercial paper; (v) municipal securities; and (vi) master notes.


    The fund may purchase delayed delivery and when-issued securities that have a maturity of up to 75 days, calculated from trade date. The fund normally maintains a weighted average maturity of 40 days or less.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TREASURY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury including bills, notes and bonds, and repurchase agreements secured by those obligations. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that offer favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially change.

GOVERNMENT & AGENCY PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations. Agency securities may be supported by
(1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or
(4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury and other securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies and instrumentalities (agency securities), as well as repurchase agreements secured by those obligations.

    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). Agency securities may be supported by (1) the full faith and credit of the U.S. Treasury; (2) the right of the issuer to borrow from the U.S. Treasury; (3) the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; or (4) the credit of the agency or instrumentality. At the present time, the fund has no current intention to invest in securities other than direct obligations of the U.S. Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities (agency securities). The fund also seeks to distribute dividends that are exempt from state and local taxation in many states. Shares of the Government TaxAdvantage Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155.


    The fund invests in accordance with industry-standard requirements for money market funds regarding the quality, maturity and diversification of investments.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for current income consistent with the preservation of capital and the maintenance of liquidity.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.

TAX-FREE CASH RESERVE PORTFOLIO

The fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its investment objective by investing, normally, at least 80% of its assets in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

    The fund invests in accordance with industry-standard requirements for money market funds for the quality, maturity and diversification of investments.

    The fund primarily invests in municipal securities. Municipal securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes. Synthetic municipal securities, which include variable rate instruments that are created when fixed rate bonds are coupled with a third party tender feature and variable tender fees, are treated as municipal securities. The securities held by the fund may be structured with demand features that have the effect of shortening the security's maturity and may have credit and liquidity enhancements provided by banks, insurance companies or other financial institutions.

    The fund's investments in the types of securities described in this prospectus vary from time to time, and, at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    In selecting securities for the fund's portfolio, the portfolio managers focus on securities that have favorable prospects for providing as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity. The portfolio structure is driven to some extent by the supply and availability of municipal obligations. The portfolio managers manage liquidity by trading in daily and weekly variable-rate demand notes.

    The portfolio managers normally hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when market or credit factors materially change.


    The fund may maintain a portion of its assets in cash pending investment or to handle its daily cash needs, including payment of fund expenses, redemption requests and securities transactions. Depending upon the then-current investment environment, holding a relatively larger percentage of portfolio assets in cash may either assist or hinder the fund's relative performance.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



RISKS

LIQUID ASSETS PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.


    Foreign Securities Risk--The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls. As a result, there generally is less publicly available information about foreign companies than about U.S. companies. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Foreign withholding taxes may reduce the amount of income available to distribute to fund shareholders.


    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

STIC PRIME PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the fund; general economic and market conditions; regional or global economic instability; and currency and interest rate fluctuations.

    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--Credit risk is the risk of loss on an investment due to the deterioration of an issuer's financial health. Such a deterioration of financial health may result in a reduction of the credit rating of the issuer's securities and may lead to the issuer's inability to honor its contractual obligations including making timely payment of interest and principal. Credit ratings are a measure of credit quality. Although a downgrade or upgrade of a bond's credit ratings may or may not affect its price, a decline in credit quality may make bonds less attractive, thereby driving up the yield on the bond and driving down the price. Declines in credit quality can result in bankruptcy for the issuer and permanent loss of investment.

    U.S. Government Obligations Risk--The fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Industry Focus Risk--To the extent that the fund invests in securities issued or guaranteed by companies in the banking and financial services industries, the fund's performance will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TREASURY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT & AGENCY PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------



    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Repurchase Agreement Risk--The fund enters into repurchase agreements. If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from a decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

GOVERNMENT TAXADVANTAGE PORTFOLIO

The principal risks of investing in the fund are:


    Money Market Fund Risk--The fund is a money market fund and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    U.S. Government Obligations Risk--The fund invests in obligations issued by agencies and instrumentalities of the U.S. Government. These obligations vary in the level of support they receive from the U.S. Government. They may be: (i) supported by the full faith and credit of the U.S. Treasury; (ii) supported by the right of the issuer to borrow from the U.S. Treasury; (iii) supported by the discretionary authority of the U.S. Government to purchase the issuer's obligation; or (iv) supported only by the credit of the issuer. The U.S. Government may choose not to provide financial support to the U.S. Government sponsored agencies or instrumentalities if it is not legally obligated to do so, in which case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio managers will produce the desired results.

TAX-FREE CASH RESERVE PORTFOLIO

The principal risks of investing in the fund are:

    Market Risk--The prices of and the income generated by securities held by the fund may decline in response to certain events, including those directly involving the issuers, or in the case of industrial development revenue bonds, the company for whose benefit the bonds are being issued; general economic and market conditions; regional or global economic instability; and interest rate fluctuations.


    Money Market Fund Risk--The fund is a money market fund, and an investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Additionally, the fund's yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities.


    Interest Rate Risk--Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on specific characteristics of each bond.

    Credit Risk--There is a possibility that the issuers of instruments in which the fund invests will be unable to meet interest payments or repay principal. Changes in the financial strength of an issuer may reduce the credit rating of its securities and may decrease their value. Changes in the credit quality of financial institutions providing liquidity and credit enhancements could cause the fund to experience a loss and may effect its share price.

    Municipal Securities Risk--The value of, payment of interest and repayment of principal with respect to, and the ability of the fund to sell, a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations and voter initiatives as well as the economics of the regions in which the issuers in which the fund invests are located. Revenue bonds are generally not backed by the taxing power of the issuing municipality. To the extent that a municipal security in which the fund invests is not heavily followed by the investment community or such security issue is relatively small, the security may be difficult to value or sell at a fair price.

    Industry Focus Risk--Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the fund. Moreover, sizeable

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS (continued)
-------------------------------------------------------------------------------


investments in securities issued to finance similar projects could involve an increased risk to the fund if economic or other factors adversely effect the viability of these projects.

    Foreign Credit Exposure Risk--U.S. dollar denominated securities which carry foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest.



    Synthetic Municipal Securities Risk--The tax-exempt character of the interest paid on synthetic municipal securities is based on the tax-exempt income stream from the collateral. The Internal Revenue Service has not ruled on this issue and could deem income derived from synthetic municipal securities to be taxable.

    Management Risk--There is no guarantee that the investment techniques and risk analyses used by the fund's portfolio manager(s) will produce the desired results.


DISCLOSURE OF PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


Each fund makes available to institutions that maintain accounts with the funds, beneficial owners of the fund's shares and prospective investors (collectively, Qualified Persons) information regarding the funds' portfolio holdings as detailed below. Each fund's portfolio holdings are disclosed on a regular basis in its semi-annual and annual reports to shareholders, and on Form N-Q, which is filed with the SEC within 60 days of the fund's first and third fiscal quarter-ends. In addition, portfolio holdings information for each fund is available at http://www.invescoaim.com. Qualified Persons may obtain access to the website by calling the distributor toll free at 1-800-659-1005, option 2. To locate each fund's portfolio holdings information, access the fund's overview page, and links to the following fund information will be found in the upper right side of this website page:



----------------------------------------------------------------------------------------------------------
                                            APPROXIMATE DATE OF                 INFORMATION REMAINS
 INFORMATION AVAILABLE                      POSTING TO WEBSITE                 AVAILABLE ON WEBSITE
----------------------------------------------------------------------------------------------------------
 Weighted average maturity           Next business day                   Until posting of the following
 information; thirty-day, seven-                                         business day's information
 day and one-day yield
 information; daily dividend
 factor and total net assets
----------------------------------------------------------------------------------------------------------
 Complete portfolio holdings, and    1 day after month-end or any        Until posting of the fiscal
 information derived therefrom, as   other period, as may be             quarter holdings for the months
 of month-end or as of some other    determined by the Advisor in its    included in the fiscal quarter
 period determined by the Advisor    sole discretion
 in its sole discretion
----------------------------------------------------------------------------------------------------------




    A description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio holdings is available in the funds' Statement of Additional Information, which is available to Qualified Persons at http://www.invescoaim.com.


FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISORS

Invesco Aim Advisors, Inc. (the advisor or Invesco Aim) serves as the funds' investment advisor and manages the investment operations of the funds and has agreed to perform or arrange for the performance of the funds' day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages investment portfolios, including the funds, encompassing a broad range of investment objectives. Investment decisions for the funds are made by the investment management team at Invesco Institutional (N.A.), Inc. (Invesco Institutional).


    The following affiliates of the advisor (collectively, the affiliated sub-advisors) serve as sub-advisors to the funds and may be appointed by the advisor from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the funds:


    Invesco Asset Management Deutschland GmbH (Invesco Deutschland), located at An der Welle, 1st Floor, Frankfurt, Germany 60322, which has acted as an investment advisor since 1998.


    Invesco Asset Management Limited (Invesco Asset Management), located at 30 Finsbury Square, London, EC2A 1AG, United Kingdom, which has acted as an investment advisor since 2001.

    Invesco Asset Management (Japan) Limited (Invesco Japan), located at 25th Floor, Shiroyama Trust Tower, 3-1, Toranomon 4-chome, Minato-ku, Tokyo 105-6025, Japan, which has acted as an investment advisor since 1996.

    Invesco Australia Limited (Invesco Australia), located at 333 Collins Street, Level 26, Melbourne Vic 3000, Australia, which has acted as an investment advisor since 1983.

    Invesco Global Asset Management (N.A.), Inc. (Invesco Global), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1997.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FUND MANAGEMENT (continued)
-------------------------------------------------------------------------------



    Invesco Hong Kong Limited (Invesco Hong Kong), located at 32nd Floor, Three Pacific Place, 1 Queen's Road East, Hong Kong, which has acted as an investment advisor since 1994.

    Invesco Institutional, located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, which has acted as an investment advisor since 1988.

    Invesco Senior Secured Management, Inc. (Invesco Senior Secured), located at 1166 Avenue of the Americas, New York, New York 10036, which has acted as an investment advisor since 1992.


    Invesco Trimark Ltd. (Invesco Trimark), located at 5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7, which has acted as an investment advisor since 1981.



    It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds' Statement of Additional Information.



    Civil lawsuits, including a regulatory proceeding and purported class action and shareholder derivative suits, have been filed against certain AIM funds, INVESCO Funds Group, Inc. (IFG) (the former investment advisor to certain AIM funds), Invesco Aim, Invesco Aim Distributors, Inc. (Invesco Aim Distributors) (the distributor of the AIM funds) and/or related entities and individuals, depending on the lawsuit, alleging among other things that the defendants permitted improper market timing and related activity in the funds.



    Additional civil lawsuits related to the above or other matters may be filed by regulators or private litigants against AIM funds, IFG, Invesco Aim, Invesco Aim Distributors and/or related entities and individuals in the future. More detailed information concerning all of the above matters, including the parties to the civil lawsuits and summaries of the various allegations and remedies sought in such lawsuits, can be found in the funds' Statement of Additional Information.




ADVISOR COMPENSATION

During the fiscal year ended August 31, 2009, the advisor received compensation, after fee waivers and/or expense reimbursements, at the following rates:



                                                                           ANNUAL RATE
                                                                        (AS A PERCENTAGE
                                                                        OF AVERAGE DAILY
FUND                                                                       NET ASSETS)
----------------------------------------------------------------------------------------
Liquid Assets Portfolio                                                       0.10%
STIC Prime Portfolio                                                          0.09%
Treasury Portfolio                                                            0.10%
Government & Agency Portfolio                                                 0.09%
Government TaxAdvantage Portfolio                                             0.03%
Tax-Free Cash Reserve Portfolio                                               0.17%
----------------------------------------------------------------------------------------






    The advisor, the distributor, or one of their affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries for marketing support and/or administrative support. These marketing support payments and administrative support payments are in addition to the payments by each fund described in this prospectus. Because they are not paid by a fund, these marketing support payments and administrative support payments will not change the price paid by investors for the purchase of a fund's shares or the amount that each fund will receive as proceeds from such sales. In certain cases these cash payments could be significant to the financial intermediaries. These cash payments may also create an incentive for a financial intermediary to recommend or sell shares of a fund to its customers. Please contact your financial intermediary for details about any payments it or its firm may receive in connection with the sale of fund shares or the provision of services to each fund. Also, please see the funds' Statement of Additional Information for more information on these types of payments.


    Invesco Aim, not the funds, pays sub-advisory fees, if any.


    A discussion regarding the basis for the Board of Trustees' approval of the investment and investment sub-advisory agreements of each fund is available in the fund's most recent report to shareholders for the twelve-month period ended August 31.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

Investors in the funds have the opportunity to enjoy the benefits of diversification, economies of scale and same-day liquidity.

DIVIDENDS AND DISTRIBUTIONS

Each fund expects, based on its investment objectives and strategies, that its distributions, if any, will consist primarily of ordinary income (most of which, in the case of the Tax-Free Cash Reserve Portfolio, is expected to be tax-exempt).


DIVIDENDS

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 5:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase order have been accepted by a fund prior to 5:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


STIC PRIME PORTFOLIO


The fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of the fund as of 4:30 p.m. Eastern Time. If the fund closes early on a business day, the fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by the fund prior to 4:30 p.m. Eastern Time, or an earlier close time on any day that the fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of the fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


Each fund generally declares dividends on each business day and pays dividends from net investment income, if any, monthly. See "Pricing of Shares--Timing of Orders" for a description of the fund's business days. Dividends are paid on settled shares of each fund as of 3:30 p.m. Eastern Time. If a fund closes early on a business day, such fund will pay dividends on settled shares at such earlier closing time. Generally, shareholders whose purchase orders have been accepted by a fund prior to 3:30 p.m. Eastern Time, or an earlier close time on any day that a fund closes early, and shareholders whose redemption proceeds have not been wired to them on any business day are eligible to receive dividends on that business day. The dividend declared on any day preceding a non-business day or days of a fund will include the net income accrued on such non-business day or days. Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash.


CAPITAL GAINS DISTRIBUTIONS

Each fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually, but may declare and pay capital gains distributions more than once per year as permitted by law. The funds do not expect to realize any long-term capital gains and losses.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand each fund's financial performance of the Resource Class. Certain information reflects financial results for a single fund share.

    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each of the funds (assuming reinvestment of all dividends and distributions).


    The information for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio and for the fiscal years 2009, 2008, 2007 and 2006 for Tax-Free Cash Reserve Portfolio has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2006 for Tax-Free Cash Reserve Portfolio was audited by other independent registered public accountants.





                                 RESOURCE CLASS



                                                       NET GAINS
                                                        (LOSSES)
                              NET ASSET              ON SECURITIES               DIVIDENDS  DISTRIBUTIONS
                                VALUE,       NET         (BOTH      TOTAL FROM   FROM NET      FROM NET
                              BEGINNING  INVESTMENT   REALIZED AND  INVESTMENT  INVESTMENT     REALIZED        TOTAL
                              OF PERIOD    INCOME     UNREALIZED)   OPERATIONS    INCOME        GAINS      DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09             $1.00       $0.01(b)     $(0.00)       $0.01      $(0.01)       $   --         $(0.01)
Year ended 08/31/08              1.00        0.04(b)       0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)        (0.00)         (0.04)
Year ended 08/31/05              1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05            --         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04            --         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02            --         0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)        (0.00)         (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02          0.00         0.02       (0.02)        (0.00)         (0.02)
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04         (0.00)        0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02         (0.00)        0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09              1.00        0.00(b)       0.00         0.00       (0.00)           --          (0.00)
Year ended 08/31/08              1.00        0.03(b)       0.00         0.03       (0.03)           --          (0.03)
Year ended 08/31/07              1.00        0.05          0.00         0.05       (0.05)           --          (0.05)
Year ended 08/31/06              1.00        0.04          0.00         0.04       (0.04)           --          (0.04)
Year ended 08/31/05              1.00        0.02          0.00         0.02       (0.02)           --          (0.02)
------------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09              1.00        0.01(b)      (0.00)        0.01       (0.01)           --          (0.01)
Five months ended 08/31/08       1.00        0.01(b)       0.00         0.01       (0.01)           --          (0.01)
Year ended 03/31/08              1.00        0.03         (0.00)        0.03       (0.03)           --          (0.03)
Year ended 03/31/07              1.00        0.03            --         0.03       (0.03)           --          (0.03)
Year ended 03/31/06              1.00        0.02            --         0.02       (0.02)           --          (0.02)
Year ended 03/31/05              1.00        0.01            --         0.01       (0.01)           --          (0.01)
________________________________________________________________________________________________________________________
========================================================================================================================

                                                                          RATIO OF          RATIO OF
                                                                          EXPENSES          EXPENSES
                                                                         TO AVERAGE      TO AVERAGE NET  RATIO OF NET
                                                                         NET ASSETS      ASSETS WITHOUT   INVESTMENT
                               NET ASSET                NET ASSETS,   WITH FEE WAIVERS    FEE WAIVERS       INCOME
                              VALUE, END    TOTAL      END OF PERIOD   AND/OR EXPENSES  AND/OR EXPENSES   TO AVERAGE
                               OF PERIOD  RETURN(a)   (000S OMITTED)      ABSORBED          ABSORBED      NET ASSETS
---------------------------------------------------------------------------------------------------------------------
LIQUID ASSETS PORTFOLIO
Year ended 08/31/09              $1.00       1.10%      $  800,343          0.36%(c)          0.41%(c)       0.97%(c)
Year ended 08/31/08               1.00       3.59        1,209,510          0.32              0.37           3.44
Year ended 08/31/07               1.00       5.16        1,128,499          0.32              0.38           5.05
Year ended 08/31/06               1.00       4.36        1,089,107          0.32              0.38           4.30
Year ended 08/31/05               1.00       2.29          902,832          0.32              0.39           2.24
---------------------------------------------------------------------------------------------------------------------
STIC PRIME PORTFOLIO
Year ended 08/31/09               1.00       0.74          223,532          0.31(c)           0.43(c)        0.79(c)
Year ended 08/31/08               1.00       3.46          482,644          0.28              0.38           3.30
Year ended 08/31/07               1.00       5.21          570,226          0.28              0.39           5.09
Year ended 08/31/06               1.00       4.42          325,328          0.28              0.39           4.37
Year ended 08/31/05               1.00       2.35          271,872          0.28              0.39           2.32
---------------------------------------------------------------------------------------------------------------------
TREASURY PORTFOLIO
Year ended 08/31/09               1.00       0.26          365,409          0.28(c)           0.40(c)        0.24(c)
Year ended 08/31/08               1.00       2.76          629,203          0.28              0.38           2.50
Year ended 08/31/07               1.00       5.00          375,750          0.28              0.39           4.87
Year ended 08/31/06               1.00       4.21          352,874          0.28              0.40           4.11
Year ended 08/31/05               1.00       2.21          301,176          0.28              0.40           2.17
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT & AGENCY PORTFOLIO
Year ended 08/31/09               1.00       0.57          486,522          0.30(c)           0.35(c)        0.44(c)
Year ended 08/31/08               1.00       3.26          325,692          0.28              0.34           3.12
Year ended 08/31/07               1.00       5.14          297,561          0.28              0.35           5.02
Year ended 08/31/06               1.00       4.32          293,839          0.28              0.36           4.29
Year ended 08/31/05               1.00       2.28          230,735          0.28              0.37           2.26
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT TAXADVANTAGE PORTFOLIO
Year ended 08/31/09               1.00       0.45           17,773          0.29(c)           0.50(c)        0.37(c)
Year ended 08/31/08               1.00       3.11           34,121          0.28              0.44           3.14
Year ended 08/31/07               1.00       5.04           53,228          0.28              0.50           4.92
Year ended 08/31/06               1.00       4.24           25,859          0.28              0.57           4.15
Year ended 08/31/05               1.00       2.22            6,906          0.28              0.61           2.24
---------------------------------------------------------------------------------------------------------------------
TAX-FREE CASH RESERVE PORTFOLIO
Year ended 08/31/09               1.00       0.77          129,078          0.41(c)           0.51(c)        0.90(c)
Five months ended 08/31/08        1.00       0.66          261,498          0.38(d)           0.45(d)        1.60(d)
Year ended 03/31/08               1.00       3.11          242,372          0.38              0.45           3.07
Year ended 03/31/07               1.00       3.24          381,047          0.38              0.45           3.20
Year ended 03/31/06               1.00       2.37          341,384          0.38              0.47           2.33
Year ended 03/31/05               1.00       1.08          289,621          0.38              0.47           1.08
_____________________________________________________________________________________________________________________
=====================================================================================================================






(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year, if applicable.


(b)    Calculated using average shares outstanding.


(c) Ratios are based on average daily net assets (000's omitted) of $870,700, $291,331, $520,934, $643,845, $27,533 and $192,872 for Liquid Assets
       Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.


(d)    Annualized.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION
--------------------------------------------------------------------------------

Each fund consists of seven classes of shares that share a common investment objective and portfolio of investments. The seven classes differ only with respect to distribution arrangements and any applicable associated Rule 12b-1 fees and expenses.


DISTRIBUTION AND SERVICE (12b-1) FEES
Each fund has adopted a 12b-1 plan with respect to each class other than the Institutional Class that allows the fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to investors. Because each fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

PURCHASING SHARES
MINIMUM INVESTMENTS PER FUND ACCOUNT

The minimum investments for Resource Class accounts are as follows:

                                                                        INITIAL        ADDITIONAL
CLASS                                                                INVESTMENTS*     INVESTMENTS
-------------------------------------------------------------------------------------------------
Resource Class                                                        $1,000,000       no minimum
-------------------------------------------------------------------------------------------------



* An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.

HOW TO PURCHASE SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


You may purchase shares using one of the options below. Unless a fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 5:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 5:30 p.m. Eastern Time on a business day. If you wish to place an order between 5:00 p.m. and 5:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If a fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM funds verify and record your identifying information.


STIC PRIME PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 4:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 4:30 p.m. Eastern Time on a business day. If you wish to place an order between 4:00 p.m. and 4:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


GOVERNMENT TAXADVANTAGE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


TAX-FREE CASH RESERVE PORTFOLIO


You may purchase shares using one of the options below. Unless the fund closes early on a business day, the transfer agent will generally accept any purchase order placed until 3:00 p.m. Eastern Time on a business day and may accept a purchase order placed until 3:30 p.m. Eastern Time on a business day. If you wish to place an order between 3:00 p.m. and 3:30 p.m. Eastern Time on a business day, you must place such order by telephone; or send your request by a pre-arranged AIM LINK data transmission however, the transfer agent reserves the right to reject or limit the amount of orders placed during this time. If the fund closes early on a business day, the transfer agent must receive your purchase order

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



prior to such closing time. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, Federal law requires that the AIM fund verify and record your identifying information.


PURCHASE OPTIONS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                                        OPENING AN ACCOUNT                           ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Intermediary        Contact your financial intermediary.         Same
                                        The financial intermediary should
                                        forward your completed account
                                        application to the transfer agent,

                                        Invesco Aim Investment Services, Inc.
                                        P.O. Box 0843
                                        Houston TX 77001-0843

                                        The financial intermediary should call
                                        the transfer agent at (800) 659-1005 to
                                        receive an account number.
                                        Then, the intermediary should use the
                                        following wire instructions:

                                        The Bank of New York
                                        ABA/Routing #: 021000018
                                        DDA: 8900118377
                                        Invesco Aim Investment Services, Inc.

                                        For Further Credit to Your Account #

                                        If you do not know your account # or
                                        settle on behalf of multiple accounts,
                                        please contact the transfer agent for
                                        assistance.

By Telephone                            Open your account as described above.        Call the transfer agent at (800)
                                                                                     659-1005 and wire payment for your
                                                                                     purchase order in accordance with
                                                                                     the wire instructions noted above.

By AIM LINK--Registered Trademark--     Open your account as described above.        Complete an AIM LINK--Registered
                                                                                     Trademark-- Agreement. Mail the
                                                                                     application and agreement to the
                                                                                     transfer agent. Once your request
                                                                                     for this option has been processed,
                                                                                     you may place your order via AIM
                                                                                     LINK.
-------------------------------------------------------------------------------------------------------------------------




AUTOMATIC DIVIDEND AND DISTRIBUTION INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund in the form of full and fractional shares at net asset value.

REDEEMING SHARES
REDEMPTION FEES

We will not charge you any fees to redeem your shares. Your broker or financial intermediary may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 5:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 5:00
                         p.m. Eastern Time and 5:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 5:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 5:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.




--------------------------------------------------------------------------------

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



STIC PRIME PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 4:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 4:00
                         p.m. Eastern Time and 4:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 4:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 4:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.




--------------------------------------------------------------------------------

GOVERNMENT TAXADVANTAGE PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      If placing a redemption request through your financial
  Intermediary           intermediary, redemption proceeds will be transmitted
                         electronically to your pre-authorized bank account. The
                         transfer agent must receive your financial intermediary's
                         instructions before 3:30 p.m. Eastern Time on a business day in order to effect the redemption on that day. If the financial intermediary wishes to place a redemption order between 3:00
                         p.m. Eastern Time and 3:30 p.m. Eastern Time on a business day it must do so by telephone.

By Telephone             If placing a redemption request by telephone, you or any person authorized to make account transactions, must call the transfer agent before 3:30 p.m. Eastern Time on a business day to effect the redemption transaction on that day.

By AIM LINK--            If placing a redemption request through AIM LINK, the transfer
  Registered             agent must receive your redemption request before 3:00 p.m.
  Trademark--            Eastern Time on a business day to effect the transaction on that day.




--------------------------------------------------------------------------------

TAX-FREE CASH RESERVE PORTFOLIO

--------------------------------------------------------------------------------



Through a Financial      Contact your financial intermediary. Redemption proceeds will
  Intermediary           be transmitted electronically to your pre-authorized bank
                         account. The transfer agent must receive your financial
                         intermediary's instructions before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By Telephone             A person who has been authorized to make transactions in the account application may make redemptions by telephone. You must call the transfer agent before 3:30 p.m. Eastern Time in order to effect the redemption at that day's closing price.

By AIM LINK--            If you place your redemption request via AIM LINK, the transfer
  Registered             agent must generally receive your redemption request before
  Trademark--            12:30 p.m. Eastern Time in order to effect the redemption at that day's closing price. Redemption orders of shares placed between 12:30 and 3:30 p.m. Eastern Time must be transmitted by telephone or a pre-arranged data transmission.




--------------------------------------------------------------------------------

PAYMENT OF REDEMPTION PROCEEDS

All redemption orders are processed at the net asset value next determined after the transfer agent receives a redemption order.

LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


We will normally wire payment for redemptions received prior to 5:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 5:00 p.m. Eastern Time and 5:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 5:30 p.m. Eastern Time, the redemption will be effected at the net asset value of each fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If a fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, a fund may not provide same day settlement of redemption orders.

    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


STIC PRIME PORTFOLIO


We will normally wire payment for redemptions received prior to 4:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 4:00 p.m. Eastern Time and 4:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 4:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


GOVERNMENT TAXADVANTAGE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and the size of redemption, for a redemption request received by the transfer agent between 3:00 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid by wire transfer on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


TAX-FREE CASH RESERVE PORTFOLIO


We will normally wire payment for redemptions received prior to 3:30 p.m. Eastern Time on the same day. However, depending on such factors as market liquidity and size of redemption, for a redemption request received by the transfer agent between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, proceeds may not be wired until the next business day. If the transfer agent receives a redemption request on a business day after 3:30 p.m. Eastern Time, the redemption will be effected at the net asset value of the fund determined on the next business day, and the transfer agent will normally wire redemption proceeds on such next business day.


    If the fund exercises its discretion to close early on a business day, as described in the "Pricing of Shares--Timing of Orders" section of this prospectus, the fund may not provide same-day settlement of redemption orders.


    If proceeds are not wired on the same day, shareholders will normally accrue dividends until the day the proceeds are wired. Dividends payable up to the date of redemption on redeemed shares will normally be paid on the next dividend payment date. However, if all of the shares in your account were redeemed from an individual account or from an aggregate account, you may request that dividends payable up to the date of redemption accompany the proceeds of the redemption.


REDEMPTIONS BY TELEPHONE

If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY AIM LINK--REGISTERED TRADEMARK--

If you redeem via AIM LINK, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We are not liable for AIM LINK instructions that are not genuine.

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



REDEMPTIONS BY THE FUNDS

If a fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the fund is not able to verify your identity as required by law, the fund may, at its discretion, redeem the account and distribute the proceeds to you.

--------------------------------------------------------------------------------

 EACH FUND AND ITS AGENT RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE


LIQUID ASSETS PORTFOLIO, TREASURY PORTFOLIO AND GOVERNMENT & AGENCY PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 5:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


STIC PRIME PORTFOLIO


The price of the fund's shares is the fund's net asset value per share. The fund will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time.



    If the fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    The fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable the fund to price its shares at $1.00 per share. The fund cannot guarantee that its net asset value will always remain at $1.00 per share.


GOVERNMENT TAXADVANTAGE PORTFOLIO AND TAX-FREE CASH RESERVE PORTFOLIO


The price of each fund's shares is the fund's net asset value per share. Each fund will generally determine the net asset value of its shares at 3:30 p.m. Eastern Time.



    If a fund closes early on a business day, as described below under "Pricing of Shares--Timing of Orders", the fund will calculate its net asset value as of the time of such closing.



    Each fund values portfolio securities on the basis of amortized cost, which approximates market value. This method of valuation is designed to enable a fund to price its shares at $1.00 per share. The funds cannot guarantee that their net asset value will always remain at $1.00 per share.


TIMING OF ORDERS


Each fund opens for business at 8:00 a.m. Eastern Time. Each fund prices purchase and redemption orders on each business day at the net asset value calculated after the transfer agent receives an order in good form.



    A business day is any day that the Federal Reserve Bank of New York and The Bank of New York Mellon, the funds' custodian, are open for business. Each fund is authorized not to open for trading on a day that is otherwise a business day if the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading; any such day will not be considered a business day. Each fund also may close early on a business day if the SIFMA recommends that government securities dealers close early.



    If the financial intermediary through which you place purchase and redemption orders places its orders to the transfer agent through the NSCC, the transfer agent may not receive those orders until the next business day after the order has been entered into the NSCC.



    Each fund may postpone the right of redemption under unusual circumstances, as allowed by the SEC, such as when the New York Stock Exchange restricts or suspends trading.


    Each fund reserves the right to change the time for which purchase and redemption orders must be submitted to and received by the transfer agent for execution on the same day.


    Thirty-minutes prior to the funds' net asset value determination, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio may, in their discretion, limit or refuse to accept purchase orders and may not provide same-day payment of redemption proceeds.



    During the period between 12:30 p.m. Eastern Time and 3:30 p.m. Eastern Time, Tax-Free Cash Reserve Portfolio may, in its discretion, refuse to accept purchase orders and may not provide same-day settlement of redemption orders. On days that the fund closes early, the fund may, in its discretion, refuse to accept purchase orders and may not provide same day settlement of redemption orders for such purchase and redemption

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------



orders received by the transfer agent (i) if the fund closes after 12:30 p.m. Eastern Time, between 12:30 p.m. Eastern Time and the time the fund closes, and
(ii) if the fund closes on or before 12:30 p.m. Eastern Time, during the thirty minute period prior to the fund's net asset value determination.


FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Board of the funds has not adopted any policies and procedures, that would limit frequent purchases and redemptions of the funds' shares. The Board does not believe that it is appropriate to adopt any such policies and procedures for the following reasons:
- Each fund is offered to investors as a cash management vehicle. Investors must perceive an investment in such fund as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
- One of the advantages of a money market fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of a fund will be detrimental to the continuing operations of the fund.
- Each fund's portfolio securities are valued on the basis of amortized cost, and the fund seeks to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
- Because each fund seeks to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in the fund. Imposition of redemption fees would run contrary to investor expectations.

    The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and it determined that those risks are minimal, especially in light of the reasons for not having such a policy as described above. Nonetheless, to the extent that each fund must maintain additional cash and/or securities with shorter-term durations than may otherwise be required, the fund's yield could be negatively impacted.

    Each fund and its agent reserve the right at any time to reject or cancel any part of any purchase order. This could occur if each fund determines that such purchase may disrupt the fund's operation or performance.

TAXES

LIQUID ASSETS PORTFOLIO, STIC PRIME PORTFOLIO, TREASURY PORTFOLIO, GOVERNMENT & AGENCY PORTFOLIO AND GOVERNMENT TAXADVANTAGE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as ordinary income for federal income tax purposes. This is true whether you reinvest distributions in additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from each fund during the prior year. In addition, investors should be aware of the following basic tax points:
- Distributions of net short-term capital gains are taxable to you as ordinary income. Because the funds are money market funds, no fund anticipates realizing any long-term capital gains.
- None of the dividends paid by a fund will qualify for the dividends received deduction in the case of corporate shareholders or as qualified dividend income subject to reduced rates of taxation in the case of non-corporate shareholders.
- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.
- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.

- Fund distributions and gains from sale or exchange of your fund shares generally are subject to state and local income taxes.
- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.

    You should consult your tax adviser before investing in a fund.

TAX-FREE CASH RESERVE PORTFOLIO

In general, if you are a taxable investor, dividends and distributions you receive are taxable to you as tax-exempt interest (exempt-interest dividends) or ordinary income (ordinary income dividends) for federal income tax purposes. This is true whether you reinvest distributions in

       -------------------------------------------------------------------
       LIQUID ASSETS PORTFOLIO - STIC PRIME PORTFOLIO - TREASURY PORTFOLIO
        GOVERNMENT & AGENCY PORTFOLIO - GOVERNMENT TAXADVANTAGE PORTFOLIO
                         TAX-FREE CASH RESERVE PORTFOLIO
       -------------------------------------------------------------------

GENERAL INFORMATION (continued)
-------------------------------------------------------------------------------


additional fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from the fund during the prior year. In addition, investors should be aware of the following basic tax points:
Exempt-Interest Dividends:



- You will not be required to include the "exempt-interest" portion of dividends paid by a fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by a fund for the particular days in which you hold shares.


- A fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.


- Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.


- A fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.


- A fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.


- Exempt-interest dividends from a fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.


- There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a fund's shares, to decline.


- Because the fund is a money market fund, it does not anticipate realizing any long-term capital gains.


- Distributions declared to shareholders with a record date in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.


- Any long-term or short-term capital gains realized from redemptions of fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another fund is the same as a sale. Because each fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of fund shares.


- By law, if you do not provide a fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.


- Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a fund.



    You should consult your tax advisor before investing in the fund.



IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS


To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about each fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the funds' investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected such fund's performance during its last fiscal year. Each fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q. Each fund's most recent portfolio holdings, as filed on Form N-Q, are also available at http://www.invescoaim.com.

If you have questions about the funds, another fund in The AIM Family of Funds-- Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us by mail at Invesco Aim Investment Services, Inc., P.O. Box 0843, Houston, TX 77001-0843, or,



BY TELEPHONE:       (800) 659-1005


ON THE INTERNET:    You can send us a request by e-mail or download prospectuses, annual or semiannual reports via our website: http://www.invescoaim.com



You also can review and obtain copies of each fund's SAI, financial reports, each fund's Forms N-Q and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.


------------------------------------------------------
  Liquid Assets Portfolio
  STIC Prime Portfolio
  Treasury Portfolio
  Government & Agency Portfolio
  Government TaxAdvantage Portfolio
  Tax-Free Cash Reserve Portfolio
  Series of Short-Term Investments Trust
  SEC 1940 Act file number: 811-02729
------------------------------------------------------


invescoaim.com  CM-STIT-PRO-4


                                                 [INVESCO AIM LOGO APPEARS HERE]
                                                       --Service Mark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                          SHORT-TERM INVESTMENTS TRUST
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (800) 659-1005

                                   ----------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO EACH PORTFOLIO (EACH A "PORTFOLIO", COLLECTIVELY THE "PORTFOLIOS") OF SHORT-TERM INVESTMENTS TRUST LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE PORTFOLIOS LISTED BELOW. PORTIONS OF EACH PORTFOLIO'S FINANCIAL STATEMENTS ARE INCORPORATED INTO THIS STATEMENT OF ADDITIONAL INFORMATION BY REFERENCE TO SUCH PORTFOLIO'S MOST RECENT ANNUAL REPORT TO SHAREHOLDERS. YOU MAY OBTAIN, WITHOUT CHARGE, A COPY OF ANY PROSPECTUS AND/OR ANNUAL REPORT FOR ANY PORTFOLIO LISTED BELOW BY WRITING
TO:

                      INVESCO AIM INVESTMENT SERVICES, INC.
                                  P.O. BOX 0843
                            HOUSTON, TEXAS 77001-0843

                          OR BY CALLING (800) 659-1005
                     OR ON THE INTERNET: www.invescoaim.com

                                   ----------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED DECEMBER 4, 2009, RELATES TO THE CASH MANAGEMENT CLASS, CORPORATE CLASS, INSTITUTIONAL CLASS, PERSONAL INVESTMENT CLASS, PRIVATE INVESTMENT CLASS, RESERVE CLASS AND RESOURCE CLASS OF THE FOLLOWING PROSPECTUSES:



           PORTFOLIO                      DATED
---------------------------------   ----------------
     LIQUID ASSETS PORTFOLIO        DECEMBER 4, 2009
       STIC PRIME PORTFOLIO         DECEMBER 4, 2009
        TREASURY PORTFOLIO          DECEMBER 4, 2009
  GOVERNMENT & AGENCY PORTFOLIO     DECEMBER 4, 2009
GOVERNMENT TAXADVANTAGE PORTFOLIO   DECEMBER 4, 2009
 TAX-FREE CASH RESERVE PORTFOLIO    DECEMBER 4, 2009

                          SHORT-TERM INVESTMENTS TRUST
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
GENERAL INFORMATION ABOUT THE TRUST...............................     1
   Portfolio History..............................................     1
   Shares of Beneficial Interest..................................     1
DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS.....     3
   Classification.................................................     3
   Rule 2a-7 Requirements.........................................     3
   Investment Strategies and Risks................................     4
   Investment Types...............................................     4
      Investment Techniques.......................................    10
   Temporary Defensive Position...................................    13
   Portfolio Policies.............................................    13
   Policies and Procedures for Disclosure of Portfolio Holdings...    15
MANAGEMENT OF THE TRUST...........................................    18
   Board of Trustees..............................................    18
   Management Information.........................................    19
      Trustee Ownership of Portfolio Shares.......................    22
   Compensation...................................................    22
      Retirement Plan For Trustees................................    22
      Deferred Compensation Agreements............................    23
   Code of Ethics.................................................    23
   Proxy Voting Policies..........................................    23
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............    24
INVESTMENT ADVISORY AND OTHER SERVICES............................    24
   Investment Advisor.............................................    24
   Investment Sub-Advisors........................................    26
   Marketing Support and Administrative Support Payments..........    27
   Service Agreements.............................................    28
   Other Service Providers........................................    28
BROKERAGE ALLOCATION AND OTHER PRACTICES..........................    29
   Brokerage Transactions.........................................    29
   Commissions....................................................    30
   Broker Selection...............................................    30
   Regular Brokers................................................    33
   Allocation of Portfolio Transactions...........................    33
PURCHASE, REDEMPTION AND PRICING OF SHARES........................    34
   Purchase and Redemption of Shares..............................    34
   Offering Price.................................................    34
      Calculation of Net Asset Value..............................    35
   Redemptions in Kind............................................    35
   Backup Withholding.............................................    35
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS..........................    36
   Dividends and Distributions....................................    36

   Tax Matters....................................................    37
DISTRIBUTION OF SECURITIES........................................    43
   Distribution Plan..............................................    43
   Distributor....................................................    45
FINANCIAL STATEMENTS..............................................    46
PENDING LITIGATION................................................    46

APPENDICES:

RATINGS OF DEBT SECURITIES........................................   A-1
PERSONS TO WHOM INVESCO AIM PROVIDES NON-PUBLIC PORTFOLIO HOLDINGS
ON AN ONGOING BASIS...............................................   B-1
TRUSTEES AND OFFICERS.............................................   C-1
TRUSTEE COMPENSATION TABLE........................................   D-1
PROXY VOTING POLICIES.............................................   E-1
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...............   F-1
MANAGEMENT FEES...................................................   G-1
CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF
PAYMENTS..........................................................   H-1
ADMINISTRATIVE SERVICES FEES......................................   I-1
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.............   J-1
AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO
DISTRIBUTION PLANS................................................   K-1
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN......   L-1
PENDING LITIGATION................................................   M-1

                      GENERAL INFORMATION ABOUT THE TRUST

PORTFOLIO HISTORY

     Short-Term Investments Trust (the "Trust") is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of six separate portfolios: Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (each a "portfolio" and collectively, the "Portfolios"). Under the Amended and Restated Agreement and Declaration of Trust, dated September 14, 2005, as amended (the "Trust Agreement"), the Board of Trustees (the "Board") is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

     The Trust was originally organized on January 24, 1977 as a Maryland corporation and had no operations prior to November 10, 1980. The Trust reorganized as a Commonwealth of Massachusetts business trust on December 31, 1986. The Trust was again reorganized as a business trust under the laws of the State of Delaware on October 15, 1993. On October 15, 1993, the Government TaxAdvantage Portfolio succeeded to the assets and assumed the liabilities of the Treasury TaxAdvantage Portfolio and the Treasury Portfolio succeeded to the assets and assumed the liabilities of the Treasury Portfolio (the "Predecessor Portfolio") of Short-Term Investments Co., a Massachusetts business trust ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. On November 24, 2003, Liquid Assets Portfolio succeeded to the assets and assumed the liabilities of Liquid Assets Portfolio and STIC Prime Portfolio succeeded to the assets and assumed the liabilities of Prime Portfolio (the "Predecessor Portfolios") of Short-Term Investments Co., a Maryland corporation ("STIC"), pursuant to an Agreement and Plan of Reorganization between the Trust and STIC. All historical financial and other information contained in this Statement of Additional Information for periods prior to October 15, 1993 relating to Government TaxAdvantage Portfolio (or a class thereof), Treasury Portfolio (or a class thereof) and periods prior to November 24, 2003 relating to Liquid Assets Portfolio and STIC Prime Portfolio (or a class thereof) is that of the Predecessor Portfolios (or the corresponding class thereof).

     On April 30, 2008, Tax-Free Cash Reserve Portfolio succeeded to the assets and assumed the liabilities of Tax-Free Cash Reserve Portfolio (the "Predecessor Portfolio") of Tax-Free Investments Trust, a Delaware statutory trust ("TFIT"), pursuant to an Agreement and Plan of Reorganization between the Trust and TFIT.

SHARES OF BENEFICIAL INTEREST

     Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances.

     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate portfolio. These assets constitute the underlying assets of each portfolio, are segregated on the portfolio's books of account, and are charged with the expenses of such portfolio and its respective classes. Each portfolio allocates any general expenses of the Trust not readily identifiable as belonging to a particular portfolio by or under the direction of the Board, primarily on the basis of relative net assets, or other relevant factors.

     The Portfolios each have seven share classes: Cash Management Class, Corporate Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class.

     Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Portfolio allocable to such class available for distribution after satisfaction of outstanding liabilities of the Portfolio allocable to such class.

     All classes of shares of each portfolio have identical voting, dividend, liquidation and other rights on the same terms and conditions except that each class of shares has different shareholder qualifications, bears differing class-specific expenses, and has exclusive voting rights on matters pertaining to that class' distribution plan, if any.

     Except as specifically noted above, shareholders of each portfolio are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a portfolio. On matters affecting an individual portfolio or class of shares, a separate vote of shareholders of that portfolio or class is required. Shareholders of a portfolio or class are not entitled to vote on any matter which does not affect that portfolio or class but that requires a separate vote of another portfolio or class. An example of a matter that would be voted on separately by shareholders of each portfolio is the approval of the advisory agreement with Invesco Aim Advisors, Inc. ("Invesco Aim"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each portfolio are fully paid and nonassessable, have no preemptive, conversion or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.

     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a portfolio for all losses and expenses of any shareholder of such portfolio held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring direct financial loss due to shareholder liability is limited to circumstances in which a complaining party is not held to be bound by the disclaimer and the applicable portfolio is unable to meet its obligations.

     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust's Bylaws generally provide for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any action by or in the right of the Trust. The Trust's Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of payments would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.

     Shareholders of the Portfolios do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

         DESCRIPTION OF THE PORTFOLIOS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

     The Trust is an open-end management investment company. The Portfolios are "diversified" for purposes of the 1940 Act and managed in accordance with Rule 2a-7 under the 1940 Act.

RULE 2A-7 REQUIREMENTS

     As permitted by Rule 2a-7 under the 1940 Act, each Portfolio seeks to maintain a stable price of $1.00 per share by using the amortized cost method to value portfolio securities and rounding the share value to the nearest cent. Rule 2a-7 imposes requirements as to the diversification of each Portfolio, quality of portfolio securities and maturity of the Portfolio and of individual securities.

     DIVERSIFICATION. In summary, Rule 2a-7 requires that a Portfolio may not invest in the securities of any issuer if, as a result, more than 5% of the Portfolio's total assets would be invested in that issuer; provided that, each Portfolio may invest up to 25% of its total assets in the First Tier Securities of a single issuer for up to three business days after acquisition. Certain securities are not subject to this diversification requirement. These include: a security subject to a guarantee from a non-controlled person (as defined in Rule 2a-7) of the issuer of the security; U.S. Government securities; certain repurchase agreements; and shares of certain money market funds. Rule 2a-7 imposes a separate diversification test upon the acquisition of a guarantee or demand feature. (A demand feature is, in summary, a right to sell a security at a price equal to its approximate amortized cost plus accrued interest.)

     For purposes of these diversification requirements with respect to issuers of Municipal Securities (defined under the caption "Municipal Securities"), each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality, or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond or private activity bond, if such bond is backed only by the assets and revenues of the non-governmental user, than such non-governmental user would be deemed to be the sole issuer.

     In summary, a "First Tier Security" is rated (or issued by an issuer that is rated) in the highest short-term rating category by the "Requisite NRSROs," or, if unrated, is determined by the Portfolios' investment advisor (under the supervision of and pursuant to guidelines established by the Board) to be of comparable quality to such a rated security. Securities issued by a registered investment company that is a money market fund and U.S. Government securities are also considered to be "First Tier Securities." The term "Requisite NRSRO" means (a) any two nationally recognized statistical rating organizations (NRSROs) that have issued a rating with respect to a security or class of debt obligations of an issuer, or (b) if only one NRSRO has issued a rating with respect to such security or issuer at the time a Portfolio acquires the security, that NRSRO.


     QUALITY. The Portfolios may invest only in U.S. dollar denominated securities that the Portfolio's investment advisor (under the oversight of and pursuant to guidelines established by the Board) determines present minimal credit risk and that are "Eligible Securities" as defined in Rule 2a-7. Rule 2a-7 defines an Eligible Security, in summary, as a security with a remaining maturity of 397 calendar days or less that has been rated (or whose issuer has been rated) by the Requisite NRSROs in one of the two highest short-term rating categories. Eligible Securities may also include unrated securities determined by the Portfolios' investment advisor (under the oversight of and pursuant to guidelines established by the

Board) to be of comparable quality to such rated securities. The eligibility of a security with a guarantee may be determined based on whether the guarantee is an Eligible Security.

     The Portfolios will limit investments to those which are First Tier Securities at the time of acquisition.

     MATURITY. Under Rule 2a-7, each Portfolio may invest only in securities having remaining maturities of 397 days or less and maintains a dollar weighted average portfolio maturity of 90 days or less. The maturity of a security is determined in compliance with Rule 2a-7, which permits, among other things, certain securities bearing adjustable interest rates to be deemed to have a maturity shorter than their stated maturity.

INVESTMENT STRATEGIES AND RISKS

     Set forth below are detailed descriptions of the various types of securities and investment techniques that the Portfolio's advisor, Invesco Aim and/or the Sub-Advisors (as defined herein) may use in managing the Portfolios, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in the Portfolios' prospectuses. If a particular type of security or investment technique is not discussed in a Portfolio's prospectus it is not a principal investment strategy of that Portfolio.

     The Portfolios may not invest in all of the security-types or use all of the techniques described below at any one time. Moreover, Invesco Aim, and/or the Sub-Advisors may invest in types of securities and may use investment techniques in managing the Portfolios, not specifically mentioned below. Any investment shall be subject to limitations imposed by the Portfolios' investment objective, policies and restrictions described in the Portfolios' Prospectuses and/or this Statement of Additional Information, as well as the federal securities laws.

     Generally, Tax-Free Cash Reserve Portfolio will invest only in tax-free securities. Tax-Free Cash Reserve Portfolio may, however, invest in taxable short-term investments ("Taxable Investments") consisting of obligations of the U.S. Government, its agencies or instrumentalities, banks and corporations, short-term fixed income securities; commercial paper rated within the highest rating category by a recognized rating agency; and certificates of deposit of domestic banks. The Portfolio may invest in Taxable Investments, for example, due to market conditions or pending the investment of proceeds from the sale of its shares or proceeds from the sale of portfolio securities or in anticipation of redemptions. Although interest earned from Taxable Investments will be taxable to shareholders as ordinary income, the Portfolio generally intends to minimize taxable income through investments, when possible, in short-term tax-exempt securities, which may include shares of other investment companies whose dividends are tax-exempt. See also "Dividends, Distributions and Tax Matters."

     The Portfolios' investment objectives, policies, strategies and practices described below are non-fundamental unless otherwise indicated.

INVESTMENT TYPES

     U.S. GOVERNMENT OBLIGATIONS. Each Portfolio may invest in U.S. Government obligations, which include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations.

     U.S. Government Obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency's obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association ("Fannie Mae") and Federal Home Loan Mortgage Corporation ("Freddie Mac"), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.

     BANK INSTRUMENTS. Bank instruments are certificates of deposits, time deposits, and bankers' acceptances issued by U.S. or foreign banks. A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds, and normally can be traded in the secondary market prior to maturity. A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers' acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. Generally, only Liquid Assets Portfolio and STIC Prime Portfolio will invest in Bank Instruments and only Liquid Assets Portfolio will invest in certificates of deposit ("Eurodollar CDs") and time deposits ("Eurodollar time deposits") of foreign branches of domestic banks.

     U.S. CORPORATE DEBT OBLIGATIONS. Corporate debt obligations in which the Portfolios may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Portfolio's demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the quality criteria of the Portfolio. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Portfolio covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Portfolios' percentage limitation for investments in illiquid securities.

     FOREIGN DEBT SECURITIES. Foreign Debt Securities are debt securities that are issued and/or settled outside the United States and may be backed by foreign guarantees. A Portfolio will limit its investments in foreign securities to debt obligations denominated in U.S. dollars.

     Generally, only Liquid Assets Portfolio will invest in Foreign Securities. Although denominated in U.S. dollars, investments in Foreign Debt Securities may entail some or all of the risks set forth below.

     Political and Economic Risk. The economies of many of the countries in which a Portfolio may invest may not be as developed as the United States' economy and may be subject to political or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of a Portfolio's investments.

     Regulatory Risk. Foreign companies may or may not be registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls and disclosure requirements imposed on United States issuers. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. As a result, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by a Portfolio may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to a Portfolio's shareholders.

     Market Risk. The securities markets in many of the countries in which a Portfolio may invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations.

     FOREIGN GOVERNMENT OBLIGATIONS. Foreign Government Obligations are U.S. dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the advisor to be of comparable quality to the other obligations in which a Portfolio may invest. These obligations are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies, or instrumentalities, that issue them. Such securities also include debt obligations of supranational entities. Such debt obligations are ordinarily backed by the full faith and credit of the entities that issue them. Supranational entities include international organizations designated or supported by government entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples of supranational entities include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of Liquid Assets Portfolio's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries. Generally, only Liquid Assets Portfolio will invest in Foreign Government Obligations.

     ASSET-BACKED SECURITIES. Asset-backed securities are interests in pooled mortgages, loans, receivables, or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement.

     MUNICIPAL SECURITIES. Municipal securities are debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, authorities thereof, and multi-state agencies. Municipal securities are issued to raise funds to develop or refinance public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. There is a risk that some or all of the interest received by tax-free municipal securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service ("IRS"). See "Dividends, Distributions and Tax Matters--Tax Matters." Generally, only Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio will invest in municipal securities.

     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further categorized as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. There are, of course, variations in the risks associated with Municipal Securities, both within a particular classification and between classifications. A Portfolio's assets may consist of any combination of general obligation bonds, revenue bonds, industrial revenue bonds and notes.

     Below are descriptions of certain municipal securities in which the Portfolios may invest.

     - Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Industrial Development Bonds will be considered tax-free if the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. The interest on Municipal Securities may give rise to a federal alternative minimum tax ("AMT") liability and may have other collateral federal income tax consequences.

     - Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

     - Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. Interest payments on qualifying municipal leases are exempt from federal income taxes. Tax-Free Cash Reserve Portfolio may purchase these obligations directly, or it may purchase participation interests in such obligations. Municipal leases are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain "non-appropriation" clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Accordingly, such obligations are subject to "non-appropriation" risk. While municipal leases are secured by the underlying capital asset, it may be difficult to dispose of such assets in the event of non-appropriation or other default. All direct investments by the Tax-Free Cash Reserve Portfolio in municipal lease obligations shall be deemed illiquid and shall be valued according to the Portfolio's Procedures for Valuing Securities current at the time of such valuation.

     - Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

     - Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

     - Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.

     The Portfolios limit their investment in certain types of Municipal Securities as follows: (i) less than 25% of its total assets will be invested in securities of issuers who are located in the same state; (ii) less than 25% of its total assets will be invested in industrial development bonds; and (iii) less than 25% of its total assets will be invested in securities the interest on which is paid from revenues of similar type projects (similar project securities). However, industrial development bonds and similar project securities will not be counted towards the applicable 25% limit if they are subject to a guarantee, including a letter of credit, financial guaranty insurance, or are refunded securities (meaning that payments of principal and interest on such securities are paid by U.S. Government securities that have been irrevocably placed in an escrow account and are pledged only to such payments).

     An issue of municipal securities may cease to be rated by Moody's Investors Service, Inc. ("Moody's") or Standard and Poor's Ratings Services ("S&P"), or another NRSRO, or the rating of such a security may be reduced below the minimum rating required for purchase by a Portfolio once purchased. Neither event would require a Portfolio to dispose of the security, but Invesco Aim will consider such events to be relevant in determining whether a Portfolio should continue to hold the security.

     The yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the municipal securities market, size of a particular offering, and maturity and rating of the obligation. The market values of the municipal securities held by a Portfolio will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a municipal security, the market value of such municipal security will generally decrease. Conversely, if yields decrease, the market value of a municipal security will generally increase.

     SYNTHETIC MUNICIPAL INSTRUMENTS. Synthetic Municipal Instruments are municipal securities, the value of and return on which are derived from underlying securities. Invesco Aim believes that certain synthetic municipal instruments provide opportunities for mutual funds to invest in high credit quality securities providing attractive returns, even in market conditions where the supply of short-term tax-exempt instruments may be limited. Synthetic municipal instruments comprise a large percentage of tax-exempt securities eligible for purchase by tax-exempt money market funds. The types of synthetic municipal instruments in which the Portfolio may invest include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes ("Underlying Bonds"), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Portfolio. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates that are reset periodically. A "tender option bond" provides a certificate holder with the conditional right to sell its certificate to a liquidity provider at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A "variable rate trust certificate" evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically providing the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.

     In selecting synthetic municipal instruments for the Portfolio, Invesco Aim considers the creditworthiness of the issuer of the Underlying Bond, a liquidity provider and the party providing certificate holders with a conditional right to sell their certificates at stated times and prices (a demand feature). Typically, a certificate holder cannot exercise the demand feature upon the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.

     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to a Portfolio on certain synthetic municipal instruments would be deemed to be taxable. The Portfolio relies on opinions of special tax counsel on this ownership question delivered to the advisor and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.

     RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits qualified institutional buyers, such as the Portfolios, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Invesco Aim and/or Sub-Advisors, under the supervision of the Board, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Portfolios' restrictions on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination Invesco Aim and/or Sub-Advisors will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, Invesco Aim and/or the Sub-Advisors could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Invesco Aim and/or Sub-Advisors will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, Invesco Aim and/or Sub-Advisors determines that a Rule 144A security is no longer liquid, Invesco Aim and/or Sub-Advisors will review the Portfolios' holdings of illiquid securities to determine what, if any, action is required to assure that the Portfolios comply with their restrictions on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of the Portfolios investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Generally only Liquid Assets Portfolio, STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio will purchase Rule 144A securities.

     VARIABLE OR FLOATING RATE INSTRUMENTS. Variable or Floating Rate Instruments are debt instruments whose interest rates are readjusted on set dates (such as the last day of the month or calendar quarter), in the case of variable rates, or whenever a specified interest rate change occurs, in the case of a floating rate instrument. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations.


     Many Securities with variable or floating interest rates may be subject to payment of principal and accrued interest (usually within seven days) on a Portfolio's demand. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. The maturity of a variable or floating rate instrument may be determined based on the frequency of the readjustment of its interest rate because the interest rate adjusts in response to changes in market rates. In addition, the Portfolios treat variable and floating rate demand instruments as short-term securities even though their maturity may extend beyond 397 days due to their interest rate readjustment feature and the fact that repayment of their principal amount can be demanded prior to maturity. All variable or floating rate instruments will meet the applicable credit quality standards of a Portfolio. The Advisor or Sub-Advisor will monitor the pricing, quality and liquidity of the variable or floating rate securities held by the Portfolios.

     ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in securities that are illiquid. Illiquid securities are securities that may not be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A under the 1933 Act, and thus may or may not constitute illiquid securities.

     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Portfolios from disposing of them promptly at reasonable prices. The Portfolios may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.


     OTHER INVESTMENT COMPANIES. Each Portfolio may purchase shares of other investment companies. For the Portfolios, the 1940 Act imposes the following restrictions on investments in other investment companies: (i) each Portfolio may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) each Portfolio may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) each Portfolio may not invest more than 10% of its total assets in securities issued by other investment companies. These restrictions do not apply to investments by the Portfolios in investment companies that are money market funds, including money market funds that have Invesco Aim or an affiliate of Invesco Aim as an investment advisor (the "Affiliated Money Market Funds").


     With respect to the Portfolios' purchase of shares of another investment company, including an Affiliated Money Market Fund, the Portfolios will indirectly bear their proportionate share of the advisory fees and other operating expenses of such investment company.

     INVESTMENTS IN ENTITIES WITH RELATIONSHIPS WITH THE PORTFOLIO/ADVISOR. Each Portfolio may invest in securities issued, sponsored or guaranteed by the following types of entities or their affiliates: (i) entities that sell shares of the AIM Funds; (ii) entities that rate or rank the AIM Funds; (iii) exchanges on which the AIM Funds buy or sell securities; and (iv) entities that provide services to the AIM Funds (e.g., custodian banks). The Portfolios will decide whether to invest in or sell securities issued by these entities based on the merits of the specific investment opportunity.

     Descriptions of debt securities ratings are found in Appendix A.

INVESTMENT TECHNIQUES

     DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by each Portfolio to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. The Portfolios may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leverage technique.

     Investment in securities on a delayed delivery basis may increase the Portfolios' exposure to market fluctuation and may increase the possibility that the Portfolios will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, the Portfolios will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Portfolio if, as a result, more than 25% of such Portfolio's total assets would become so committed.

     The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of the Portfolios and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Portfolios until settlement. Absent extraordinary circumstances, the Portfolios will not sell or otherwise transfer the delayed delivery securities prior to settlement. For STIC Prime Portfolio, the delayed delivery securities may have a maturity of up to 75 days calculated from trade date.

     WHEN-ISSUED SECURITIES. The Portfolios may purchase when-issued securities. Purchasing securities on a "when-issued" basis means that the time of payment and yield accrued shall be fixed at the date of purchase but the price of the security shall not be fixed until after the securities are issued. Each Portfolio will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Portfolios may sell these securities before the settlement date if it is deemed advisable.

     Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Portfolio is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of a Portfolio's assets will fluctuate to a greater degree. Furthermore, when the time comes for a Portfolio to meet its obligations under when-issued commitments, a Portfolio will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than a Portfolio's payment obligation).

     Investment in securities on a when-issued basis may increase a Portfolio's exposure to market fluctuation and may increase the possibility that each Portfolio will incur short-term gains subject to federal taxation or short-term losses if the Portfolios must engage in portfolio transactions in order to honor a when-issued commitment. The Portfolios will employ techniques designed to reduce such risks. If the Portfolios purchase a when-issued security, the Portfolios will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Portfolios' when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Portfolio if, as a result, more than 25% of the Portfolios' total assets would become so committed.

     INTERFUND LOANS. Each Portfolio may lend uninvested cash up to 15% of its net assets to other funds advised by Invesco Aim (the "AIM Funds") and may borrow from other AIM Funds to the extent permitted under the Portfolio's investment restrictions. During temporary or emergency periods, the percentage of the Portfolio's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, the Portfolios cannot make any additional investments. If a Portfolio has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of the Portfolio's total assets, a Portfolio will secure all of its loans from other AIM Funds. The ability of the Portfolios to lend their securities to other AIM Funds is subject to certain other terms and conditions.

     BORROWING. Each Portfolio may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, the Portfolios may have to sell a portion of their investment portfolio at a time when it may be disadvantageous to do so. Selling portfolio securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, the Portfolio's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.

     The Portfolios are permitted to temporarily overdraft or leave balances in their accounts with the Bank of New York Mellon (BNY Mellon), the custodian bank. To compensate BNY Mellon or the Portfolios for such activity, the Portfolios may either (j) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco Aim not to exceed the contractually agreed upon rate; or (ii) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Portfolios can be compensated for use of funds.

     REPURCHASE AGREEMENTS. Each Portfolio may engage in transactions pursuant to a repurchase agreement collateralized by securities in which the Portfolios may invest. In a repurchase transaction a portfolio acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Portfolios' holding period. The Portfolios may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Portfolios on demand and the effective interest rate is negotiated on a daily basis. For Government & Agency Portfolio, repurchase transactions are limited to a term of 180 days or less. For Liquid Assets Portfolio, STIC Prime Portfolio and Treasury Portfolio , repurchase transactions are limited to a term of 365 days or less.

     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Portfolios might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.

     The Portfolios may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by the Portfolios under the 1940 Act.

     REVERSE REPURCHASE AGREEMENTS. Each Portfolio may enter into reverse repurchase agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by the Portfolios to financial institutions such as banks and broker-dealers, with an agreement that the Portfolios will repurchase the securities at an agreed upon price and date. The Portfolios may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time they enter into a reverse repurchase agreement, the Portfolios will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by a Portfolio may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Portfolio is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by the Portfolios under the 1940 Act.

     The STIC Prime Portfolio must notify shareholders of its intent to enter into a reverse repurchase agreement to permit shareholders to redeem their investments prior to the reverse repurchase transaction.

     SALE OF MONEY MARKET SECURITIES. Each Portfolio will generally hold portfolio securities to maturity. However, Invesco Aim may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. In addition, Invesco Aim will continually monitor the creditworthiness of issuers whose securities are held by the Portfolios, and securities held by the Portfolios may be disposed of prior to maturity as a result of a revised credit evaluation of the issuer or other circumstances or considerations. The Portfolios' policy of investing in securities with maturities of 397 days or less will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments of the type made by the Portfolios, the high turnover rate should not adversely affect the Portfolios' net income from operations.

TEMPORARY DEFENSIVE POSITION

     In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Portfolios may temporarily hold all or a portion of their assets in cash.

PORTFOLIO POLICIES

     FUNDAMENTAL RESTRICTIONS. The investment restrictions set forth below have been adopted by each Portfolio and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Portfolios. As provided in the 1940 Act, a vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Portfolio or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a Portfolio's assets will not cause a violation of the following investment restrictions as long as percentage restrictions are observed by the Portfolio at the time it purchases any security.

     (1) The Portfolio is a "diversified company" as defined in the 1940 Act. The Portfolio will not purchase the securities of any issuer if, as a result, the Portfolio would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Portfolio may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Portfolio may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) The Portfolio may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (3) The Portfolio may not underwrite the securities of other issuers. This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the 1933 Act.

     (4) The Portfolio will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Portfolio's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; (ii) tax-exempt obligations issued by governments or political subdivisions of governments; of (iii) bank instruments. In complying with this restriction, the Portfolio will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

     (5) The Portfolio may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

     (6) The Portfolio may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

     (7) The Portfolio may not make personal loans or loans of its assets to persons who control or are under common control with the Portfolio, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolios from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

     (8) The Portfolio may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Portfolio.

     (9) Tax-Free Cash Reserve Portfolio will limit its purchases of municipal securities to "First Tier" securities, as such term is defined from time to time in Rule 2a-7 under the 1940 Act.

     (10) Tax-Free Cash Reserve Portfolio's assets will be invested so that at least 80% of the Portfolio's income will be exempt from federal income taxes.

     The investment restrictions set forth above provide each of the Portfolios with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Portfolios has this flexibility, the Board has adopted non-fundamental restrictions, for each of the Portfolios relating to certain of these restrictions which Invesco Aim and the Sub-Advisors, when applicable, must follow in managing the Portfolios. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.

     NON-FUNDAMENTAL RESTRICTIONS. In addition, each Portfolio has the following non-fundamental policies, which may be changed by the Board without shareholder approval:

     (1) In complying with the fundamental restriction regarding issuer diversification, the Portfolio will not, with respect to 100% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities issued by other investment companies), if, as a result, (i) more than 5% of the Portfolio's total assets would be invested in the securities of that issuer except as permitted by Rule 2a-7 under the 1940 Act, or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. The Portfolio may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.

     (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Portfolio may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio may borrow from banks, broker-dealers or an Invesco Aim advised Fund. The Portfolio may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Portfolio may not purchase additional securities when any borrowings from banks exceed 5% of the Portfolio's total assets or when any borrowings from an Invesco Aim advised Fund are outstanding.

     (3) In complying with the fundamental restriction regarding industry concentration, the Portfolio may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     (4) In complying with the fundamental restriction with regard to making loans, the Portfolio may lend up to 33 1/3% of its total assets and may lend money to an Invesco Aim advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Portfolio may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Portfolio.

     (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Portfolio currently may not invest in any security (including futures contracts or options thereon) that are secured by physical commodities.

     (7) The Portfolio may not acquire any securities of registered unit investment trusts in reliance on sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

     Each Portfolio does not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Portfolios will interpret the restriction and the related non-fundamental restriction to permit the Portfolios, subject to each Portfolio's investment objectives and general investment policies (as stated in the Portfolios' prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Portfolios also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Portfolios to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Portfolios' prospectuses and herein.

     ADDITIONAL NON-FUNDAMENTAL POLICY. As a non-fundamental policy:

     Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio normally invest at least 80% of their assets in direct obligations of the U.S. Treasury which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies and instrumentalities (agency securities). Treasury Portfolio and Government & Agency Portfolio may invest in the foregoing securities as well as repurchase agreements secured by those obligations. For purposes of the foregoing sentences, "assets" means net assets, plus the amount of any borrowings for investment purposes. Each Portfolio will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board has adopted policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings (the "Holdings Disclosure Policy"). Invesco Aim and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco Aim and its affiliates may release information about portfolio securities are provided below.

     PUBLIC RELEASE OF PORTFOLIO HOLDINGS. The Portfolios make available to institutions that maintain accounts with the Portfolios, beneficial owners of the Portfolios' shares and prospective investors

(collectively, "Qualified Persons") information regarding or derived from the Portfolios' portfolio holdings. The Portfolios disclose the following holdings information on http://www.invescoaim.com(1):

                                        APPROXIMATE DATE OF POSTING TO
       INFORMATION AVAILABLE                       WEBSITE                  INFORMATION REMAINS AVAILABLE ON WEBSITE
------------------------------------   --------------------------------   ---------------------------------------------
Weighted average maturity              Next business day                  Until posting of the following business day's
information; thirty-day, seven-day                                        information
and one-day yield information; daily
dividend factor and total net assets

Complete portfolio holdings, and       1 day after month-end or any       Until posting of the fiscal quarter holdings
information derived therefrom, as of   other period, as may be            for the months included in the fiscal quarter
month-end or as of some other period   determined by the Advisor in its
determined by the Advisor in its       sole discretion
sole discretion

Complete portfolio holdings as of      60-70 days after fiscal            For one year
fiscal quarter-end                     quarter-end

     Qualified Persons may obtain access to the website, as well as the information noted above, by calling the distributor toll free at 1-800-659-1005, option 2. The Portfolios' distributor's vice president/sale and administration manager are authorized to determine whether any entity or individual is a Qualified Person or is acting on behalf of a Qualified Person, and to disclose portfolio information to such Qualified Person. If a beneficial owner who is not a record owner requests portfolio information, such information will be sent to the record owner for distribution to the beneficial owner. Existing shareholders can also obtain portfolio information (other than portfolio holdings) by calling the transfer agent toll free at 1-800-659-1005, option 1. Generally, employees of Invesco Aim and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invescoaim.com.


     SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS PURSUANT TO NON-DISCLOSURE AGREEMENT. Employees of Invesco Aim and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the "ICCC") of Invesco Aim Management Group Inc. ("Invesco Aim Management") approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund's shareholders, in making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco Aim or its affiliates as part of granting its approval.


     The Board exercises continuing oversight of the disclosure of portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the AIM Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco Aim and the AIM Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco Aim provides selective disclosure and approves situations involving perceived conflicts of interest between

----------
(1) To locate the Portfolios' portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Cash Management link, and log on to the Cash Management site. Once logged on, click on the Product Overview Quick Link on the lower left-hand side and select the applicable Portfolio. Links to the Portfolios' holdings are located in the upper right side of this website page.

shareholders of the Portfolios and Invesco Aim or its affiliates brought to the Board's attention by Invesco Aim.

     Invesco Aim discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:

     -    Attorneys and accountants;

     -    Securities lending agents;

     -    Lenders to the AIM Funds;

     -    Rating and rankings agencies;

     -    Persons assisting in the voting of proxies;

     -    AIM Funds' custodians;

     - The AIM Funds' transfer agent(s) (in the event of a redemption in kind);

     - Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds' operations (to determine the price of securities held by an AIM Fund);

     -    Financial printers;

     - Brokers identified by an AIM Funds' portfolio management team who provide execution and research services to the team; and

     - Analysts hired to perform research and analysis to the AIM Funds' portfolio management team.

     In many cases, Invesco Aim will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco Aim has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information ("Non-disclosure Agreements"). Please refer to Appendix B for a list of examples of persons to whom Invesco Aim provides non-public portfolio holdings on an ongoing basis.

     Invesco Aim will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco Aim and its affiliates or the Portfolios.

     The Holdings Disclosure Policy provides that Invesco Aim will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in the Portfolios or other mutual fund or account managed by Invesco Aim or one of its affiliates) for the selective disclosure of portfolio holdings information.

     DISCLOSURE OF CERTAIN PORTFOLIO HOLDINGS AND RELATED INFORMATION WITHOUT NON-DISCLOSURE AGREEMENT. Invesco Aim and its affiliates that provide services to the Portfolios, the Sub-Advisors and each of their employees may receive or have access to portfolio holdings as part of the day-to-day operations of the Portfolios.

     From time to time, employees of Invesco Aim and its affiliates may express their views orally or in writing on one or more of the Portfolios' portfolio securities or may state that the Portfolios have recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since the Portfolios' most recent month-end and therefore may not be reflected on the list of the Portfolios' most recent month-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Portfolios, shareholders in the Portfolios, persons considering investing in the Portfolios or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco Aim or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.

     From time to time, employees of Invesco Aim and its affiliates also may provide oral or written information ("portfolio commentary") about the Portfolios, including, but not limited to, how the Portfolios' investments are divided among various sectors, industries, and countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, and bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Portfolio performance. Invesco Aim may also provide oral or written information ("statistical information") about various financial characteristics of the Portfolios or their underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Portfolios may be based on the Portfolios' most recent quarter-end portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     DISCLOSURE OF PORTFOLIO HOLDINGS BY TRADERS. Additionally, employees of Invesco Aim and its affiliates may disclose one or more of the portfolio securities of a Portfolio when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the AIM Funds' portfolio securities. Invesco Aim does not enter into formal Non-disclosure Agreements in connection with these situations; however, the AIM Funds would not continue to conduct business with a person who Invesco Aim believed was misusing the disclosed information.

     DISCLOSURE OF PORTFOLIO HOLDINGS OF OTHER INVESCO AIM-MANAGED PRODUCTS. Invesco Aim and its affiliates manage products sponsored by companies other than Invesco Aim, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain AIM Funds and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco Aim and its affiliates may disclose the portfolio holdings of their products at different times than Invesco Aim discloses portfolio holdings for the AIM Funds.

                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust. The Trustees, among other things, approve the investment objectives, policies and procedures for the Portfolios. The Trust enters into agreements with various entities to manage the day-to-day operations of the Portfolios, including the Portfolios' investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers, and approving the terms of their contracts with the Portfolios. On an ongoing basis, the Trustees exercise general oversight of these service providers.

     Certain trustees and officers of the Trust are affiliated with Invesco Aim and Invesco Aim Management, the parent corporation of Invesco Aim. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION

     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.

     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation Committee and the Special Market Timing Litigation Committee (the "Committees").


     The members of the Audit Committee are Messrs. James T. Bunch (Vice Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee's primary purposes are to: (i) oversee qualifications and performance of the Board in oversight of the independent registered public accountants; (ii) appoint independent registered public accountants for the Portfolios; (iii) pre-approve all permissible audit and non-audit services that are provided to the Portfolios by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Portfolios' independent registered public accountants to the Portfolios' investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Portfolios' audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Portfolios' shareholder reports; (ix) review certain tax procedures maintained by the Portfolios; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Portfolios; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Portfolios who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Portfolios accounting systems and controls,
(b) regulatory changes and new accounting pronouncements that affect the Portfolios' net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Portfolios. During the fiscal year ended August 31, 2009, the Audit Committee held six meetings.


     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Portfolios' Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Portfolios' Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco Aim and INVESCO Funds Group, Inc. ("IFG"); (iii) recommending to the independent trustees the appointment and removal of Invesco Aim's independent Compliance Consultant (the "Compliance Consultant") and reviewing the report prepared by the Compliance Consultant upon its compliance review of Invesco Aim (the "Report") and any objections made by Invesco Aim with respect to the Report; (iv) reviewing any report prepared by a third party who is not an interested person of Invesco Aim, upon the conclusion by such third party of a compliance review of Invesco Aim; (v) reviewing all reports on compliance matters from the Portfolios' Chief Compliance Officer;
(vi) reviewing all recommendations made by the Senior Officer regarding Invesco Aim's compliance procedures; (vii) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco Aim's fiduciary duties to Portfolios' shareholders and of Invesco Aim's Code of Ethics; (viii) overseeing all of the compliance policies and procedures of the Portfolios and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (ix) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (x) receiving and reviewing quarterly reports on the activities of Invesco Aim's ICCC; (xi) reviewing all reports made by Invesco Aim's Chief Compliance Officer; (xii) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco Aim's ombudsman; (xiii) risk management oversight with respect to the Portfolios and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. ("Invesco") that are applicable to the Portfolios or their service providers; and (xiv) overseeing potential conflicts of interest that are reported to the Compliance Committee by the Invesco Aim, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended August 31, 2009, the Compliance Committee held seven meetings.


     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling. and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Portfolios that are called to vote on the election of trustees; (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees;
(vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board.


     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. During the fiscal year ended August 31, 2009, the Governance Committee held seven meetings.


     Notice procedures set forth in the Trust's bylaws require that any shareholder of a Portfolio desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust's Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.


     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor, and Drs. Mathai-Davis (Vice Chair) and Soll (Vice Chair). The Investments Committee's primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco Aim and the Sub-Advisors; and (ii) review all proposed and existing advisory, sub-advisory and distribution arrangements for the Portfolios, and to recommend what action the Board and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended August 31, 2009, the Investments Committee held six meetings.


     The Investments Committee has established three Sub-Committees, one of which relates to the Portfolios (the "Portfolio's Sub-Committee"). The Portfolios' Sub-Committee is responsible for:

(i) reviewing the performance, fees and expenses of the Portfolios, unless the Investments Committee takes such action directly; (ii) reviewing with the Portfolios' portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Portfolios; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Portfolios, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to the Portfolios; and (v) such other investment-related matters as the Investments Committee may delegate to the Portfolios' Sub-Committee from time to time.

     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds' portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds, (iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the AIM Funds.


     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures; (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto;
(iii) reviewing the reports described in the Pricing Procedures and other information from Invesco Aim regarding fair value determinations made pursuant to the Pricing Procedures by Invesco Aim's internal valuation committee and making reports and recommendations to the full Board with respect thereto; (iv) receiving the reports of Invesco Aim's internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco Aim evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco Aim, assisting Invesco Aim's internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the "Liquidity Procedures") and other information from Invesco Aim regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco Aim and making reports and recommendations to the full Board with respect thereto; and
(vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution; (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto; and (iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the "Guidelines") and the Proxy Policies and Procedures (the "Proxy Procedures") by Invesco Aim and the Sub-Advisors, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto; (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco Aim and the Sub-Advisors regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto; and (iii) in implementing its responsibilities in this area, assisting Invesco Aim in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee, which existed prior to 2008. During the fiscal year ended August 31, 2009 the Valuation Committee held six meetings.


     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against the AIM Funds concerning alleged excessive short term trading in shares of the AIM Funds ("market timing") and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees' financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco Aim's Independent Distribution Consultant (the "Distribution Consultant") for the monies ordered to be paid under the settlement order with the SEC and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco Aim, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant's engagement and for a period of two years after the engagement; and
(iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended August 31, 2009, the Special Market Timing Litigation Committee held one meeting.


Trustee Ownership of Portfolio Shares

     The dollar range of equity securities beneficially owned by each trustee
(i) in the Portfolios and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.

COMPENSATION

     Each trustee who is not affiliated with Invesco Aim is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, which consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services.


     Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2008 is set forth in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Portfolios' Senior Vice-President and Senior Officer, during the year ended December 31, 2008.


Retirement Plan For Trustees


     The trustees have adopted a retirement plan secured by the Portfolios for the trustees of the Trust who are not affiliated with Invesco Aim.


     The trustees have also adopted a retirement policy that permits each non-Invesco Aim-affiliated trustee to serve until December 31 of the year in which the trustee becomes 75. A majority of the trustees may extend from time to time the retirement date of a trustee.

     Annual Retirement benefits are available to each non-Invesco Aim-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who became a trustee prior to December 1, 2008 and has at least five years of credited service as a trustee (including service to a predecessor portfolio) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the annual retirement benefits will equal 75% of the trustee's annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of ay retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee's credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee's designated beneficiary for the same length of time that the trustee would have received the payment based on his or her service or if the trustee has elected, in a discounted lump sum payment. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72, in such a case, the annual retirement benefit is subject to a reduction for early payment.


Deferred Compensation Agreements


     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields, Frischling, and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more of the AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of five or ten years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


CODE OF ETHICS

     Invesco Aim, the Trust, and Invesco Aim Distributors, Inc. ("Invesco Aim Distributors") and the Sub-Advisors have adopted Codes of Ethics which apply to all AIM Fund trustees and officers, employees of Invesco Aim, the Sub-Advisors and their affiliates and governs among other things, personal trading activities of all such persons. The Codes of Ethics are intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the funds within The AIM Family of Funds--Registered Trademark--. Personal trading, including personal trading involving securities that may be purchased or held by the Portfolios within The AIM Family of Funds--Registered Trademark--, is permitted under the Code subject to certain restrictions; however employees are required to pre-clear all security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

PROXY VOTING POLICIES

     The Board has delegated responsibility for decisions regarding proxy voting securities held by the Portfolios to Invesco Institutional (as defined herein). Invesco Institutional will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E.

     Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Portfolio's proxy voting record.


     Information regarding how the Portfolios voted proxies related to their Portfolio securities during the 12 months ended June 30, 2009 is available, without charge, at our website, http://www.invescoaim.com. This information is also available at the SEC website, http://www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     Information about the ownership of each class of each Portfolio's shares by beneficial or record owners of such Portfolio and by trustees and officers as a group is set forth in Appendix F. A shareholder who owns beneficially 25% or more of the outstanding shares of a Portfolio is presumed to "control" that Portfolio.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


     Organized in 1976, Invesco Aim serves as the investment advisor to the Portfolios. Along with its subsidiaries, Invesco Aim manages or advises investment portfolios encompassing a broad range of investment objectives. Invesco Aim is a direct, wholly owned subsidiary of Invesco Aim Management, a holding company that has been engaged in the financial services business since 1976. Invesco Aim Management is an indirect, wholly owned subsidiary of Invesco. Invesco and its subsidiaries are an independent global investment management group. Certain of the trustees and officers of Invesco Aim are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


     As investment advisor, Invesco Aim supervises all aspects of the Portfolios' operations and provides investment advisory services to the Portfolios. Invesco Aim obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Portfolios.

     Invesco Aim is also responsible for furnishing to the Portfolios, at Invesco Aim's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Portfolios, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of the Portfolios' accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.

     The Master Investment Advisory Agreement provides that the Portfolios will pay or cause to be paid all expenses of the Portfolios not assumed by Invesco Aim, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to Trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the trust on behalf of the Portfolios in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Portfolios' shareholders.

     Invesco Aim, at its own expense, furnishes to the Trust office space and facilities. Invesco Aim furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

     Pursuant to the Master Investment Advisory Agreement with the Trust, Invesco Aim receives a monthly fee from the Portfolios calculated at the following annual rates, based on the average daily net assets of the Portfolios during the year. Each Portfolio allocates advisory fees to a class based on the relative net assets of each class.

            FUND NAME                           NET ASSETS              ANNUAL RATE
---------------------------------   ---------------------------------   -----------
     Liquid Assets Portfolio                    All Assets                 0.15%
       STIC Prime Portfolio                     All Assets                 0.15%
        Treasury Portfolio                      All Assets                 0.15%
  Government & Agency Portfolio                 All Assets                 0.10%
Government TaxAdvantage Portfolio           First $250 million             0.20%
                                    Over $250 million to $500 million      0.15%
                                         Amount over $500 million          0.10%
 Tax-Free Cash Reserve Portfolio            First $500 million             0.25%
                                         Amount over $500 million          0.20%

     Invesco Aim may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between Invesco Aim and the Portfolios.


     Invesco Aim also has contractually agreed through at least June 30, 2010 to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Portfolio's Board; and (vi) expenses that the Portfolios have incurred but did not actually pay because of an expense offset arrangement) for the following Portfolios' shares as follows:



               FUND                 EXPENSE LIMITATION
---------------------------------   -------------------
Government & Agency Portfolio
   Cash Management Class                  0.22%(1)
   Corporate Class                        0.17%
   Institutional Class                    0.14%
   Personal Investment Class              0.69%(1)
   Private Investment Class               0.44%(1)
   Reserve Class                          1.01%(1)
   Resource Class                         0.30%(1)

Government TaxAdvantage Portfolio
   Cash Management Class                  0.22%(1)
   Corporate Class                        0.17%
   Institutional Class                    0.14%
   Personal Investment Class              0.69%(1)
   Private Investment Class               0.39%(1)
   Reserve Class                          1.01%(1)
   Resource Class                         0.30%(1)

Liquid Assets Portfolio
   Cash Management Class                  0.22%(1)
   Corporate Class                        0.17%
   Institutional Class                    0.14%
   Personal Investment Class              0.69%(1)

   Private Investment Class               0.44%(1)
   Reserve Class                          1.01%(1)
   Resource Class                         0.34%(1)

STIC Prime Portfolio
   Cash Management Class                  0.22%(1)
   Corporate Class                        0.17%
   Institutional Class                    0.14%
   Personal Investment Class              0.69%(1)
   Private Investment Class               0.44%(1)
   Reserve Class                          1.01%(1)
   Resource Class                         0.30%(1)

Tax-Free Cash Reserve Portfolio
   Cash Management Class                  0.33%(1)
   Corporate Class                        0.28%
   Institutional Class                    0.25%
   Personal Investment Class              0.80%(1)
   Private Investment Class               0.50%(1)
   Reserve Class                          1.12%(1)
   Resource Class                         0.41%(1)

Treasury Portfolio
   Cash Management Class                  0.22%(1)
   Corporate Class                        0.17%
   Institutional Class                    0.14%
   Personal Investment Class              0.69%(1)
   Private Investment Class               0.44%(1)
   Reserve Class                          1.01%(1)
   Resource Class                         0.30%(1)



(1)  The expense limit shown is the expense limit after 12b-1 fee waivers.



     Contractual fee waivers or reductions may not be terminated or amended to the Portfolios' detriment during the period stated in the agreement between Invesco Aim and the Portfolios.



     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly.



     For STIC Prime Portfolio, Treasury Portfolio and Government TaxAdvantage Portfolio, Invesco Aim has contractually agreed through at least June 30, 2010 to waive advisory fees payable by each Portfolio in an amount equal to 100% of the advisory fee Invesco Aim receives from the Affiliated Money Market Funds as a result of the Portfolios' investment of uninvested cash in the Affiliated Money Market Funds. See "Description of the Portfolios and Their Investments and Risks - Investment Strategies and Risks - Other Investments - Other Investment Companies".


     The management fees payable by each Portfolio, the amounts waived by Invesco Aim and the net fee paid by each Portfolio for the last three fiscal years ended August 31, are found in Appendix G.

INVESTMENT SUB-ADVISORS

     Invesco Aim has entered into a Master Intergroup Sub-Advisory Contract (the "Sub-Advisory Agreement") with certain affiliates to serve as Sub-Advisors to the Funds, pursuant to which these affiliated Sub-Advisors may be appointed by Invesco Aim from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated Sub-Advisors, each of which is a registered investment advisor under the Investment Advisers Act of 1940 are:

     Invesco Asset Management Deutschland GmbH ("Invesco Deutschland");

     Invesco Asset Management Limited ("Invesco Asset Management");

     Invesco Asset Management (Japan) Limited ("Invesco Japan");

     Invesco Australia Limited ("Invesco Australia");

     Invesco Global Asset Management (N.A.), Inc. ("Invesco Global");

     Invesco Hong Kong Limited ("Invesco Hong Kong");

     Invesco Institutional (N.A.), Inc. ("Invesco Institutional");

     Invesco Senior Secured Management, Inc. ("Invesco Senior Secured"); and

     Invesco Trimark, Ltd. ("Invesco Trimark") (each a "Sub-Advisor" and collectively, the "Sub-Advisors").

     Invesco Aim and each Sub-Advisor are indirect wholly owned subsidiaries of Invesco.


     It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds' investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction.


     The only fees payable to the Sub-Advisors under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco Aim will pay each Sub-Advisor a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco Aim receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Advisor shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco Aim, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisors under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco Aim receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco Aim, if any.

MARKETING SUPPORT AND ADMINISTRATIVE SUPPORT PAYMENTS

     Invesco Aim, Invesco Aim Distributors, or one of their affiliates ("Invesco Aim Affiliates") may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that sell shares of the AIM Funds or provide promotional and/or sales support on behalf of Invesco Aim and Invesco Aim Distributors with respect to the AIM Funds. Financial intermediaries receiving marketing support payments may agree to provide a variety of services and activities that benefit Invesco Aim and its affiliates, such as including the AIM Funds on a preferred or select sales list or in other sales programs, providing access to the financial intermediaries' registered representatives, providing assistance in training and education of personnel, providing marketing support, and other services. In addition, Invesco Aim Affiliates may, from time to time, at their expense out of their own financial resources make cash payments to financial intermediaries that provide administrative services to their customers. These administrative support payments may be made for recordkeeping, sub-accounting, sub-transfer agency, shareholder processing and similar services.

     Marketing and administrative support payments are in addition to any fees paid by an AIM Fund, including Rule 12b-1 fees. Marketing and administrative support payments, whether a fixed payment or calculated as a percentage of assets attributable to a financial intermediary in a given AIM Fund, may be different for different financial intermediaries, and shall not exceed 0.25% of the average daily net assets of all shares attributable to the financial intermediary in any AIM Fund during a particular period. Moreover, where financial intermediaries provide services to the AIM Funds or an Invesco Aim Affiliate, the costs of providing the services and the package of services provided may differ. The Invesco Aim Affiliates do not make an independent assessment of the cost of such services. A list of financial intermediaries to whom Invesco Aim Affiliates paid marketing and/or administrative support payments during the prior calendar year is attached hereto as Appendix H. This list may not be current and changes over time.

     These payments could be significant to the financial intermediaries and may create an incentive for a financial intermediary to recommend or sell shares of the AIM Funds to its customers, thereby increasing the assets in the AIM Funds. Please contact your financial intermediary for details about any payments they or their firm may receive in connection with the sale of Portfolio shares or the provision of services to the Portfolios.

SERVICE AGREEMENTS


     ADMINISTRATIVE SERVICES AGREEMENT. Invesco Aim and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which Invesco Aim may perform or arrange for the provision of certain accounting and other administrative services to the Portfolios which are not required to be performed by Invesco Aim under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at last annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco Aim is entitled to receive from the Portfolios reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco Aim is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


     Administrative services fees paid to Invesco Aim by the Portfolios for the last three fiscal years ended August 31, are found in Appendix I.

OTHER SERVICE PROVIDERS

     TRANSFER AGENT. Invesco Aim Investment Services, Inc. ("Invesco Aim Investment Services"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco Aim, is the Trust's transfer agent.

     The Transfer Agency and Service Agreement (the "TA Agreement") between the Trust and Invesco Aim Investment Services will perform certain services related to the servicing of shareholders of the Portfolios. Other such services may be performed by third party intermediaries, as described below. For servicing accounts holding shares of the Portfolios, the TA Agreement provides that the Trust, on behalf of the Portfolio, will pay Invesco Aim Investment Services an asset-based fee. Invesco Aim Investment Services may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

     SUB-TRANSFER AGENT. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, began providing services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.

     SUB-ACCOUNTING. The Trust and Invesco Aim Distributors have arranged for Invesco Aim Investment Services to offer sub-accounting services to shareholders of the Portfolios and to maintain information with respect to the underlying beneficial ownership of the shares of each class of the Portfolios. Investors who purchase shares of the Portfolios for the account of others can make arrangements through the Trust or Invesco Aim Distributors for these sub-accounting services. In addition, shareholders utilizing AIM LINK--Registered Trademark-- may receive sub-accounting services.


     CUSTODIAN. The Bank of New York Mellon ("Custodian"), 2 Hanson Place, Brooklyn, New York 11217-1431, is custodian of all securities and cash of the Portfolios.


     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Portfolios, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the Portfolios and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The Portfolios' independent registered public accounting firm is responsible for auditing the financial statements of the Portfolios. The Audit Committee of the Board appointed PricewaterhouseCoopers, LLP, 1201 Louisiana Street, Suite 2900, Houston, Texas 77002, as the independent registered public accounting firm to audit the financial statements of the Portfolios. Such appointment was ratified and approved by the Board.

     COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisors have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Portfolio's assets are managed by one or more Sub-Advisors, the decision to buy and sell securities and broker selection will be made by the Sub-Advisor for the assets it manages. Unless specifically noted, the Sub-Advisors' procedures do not materially differ from Invesco Aim's procedures discussed below.

BROKERAGE TRANSACTIONS

     Invesco Aim or the Sub-Advisor makes decisions to buy and sell securities for the Portfolios, selects broker-dealers (each, a "Broker"), effects the Portfolios' investment portfolio transactions, and where applicable, negotiates spreads on transactions. Invesco Aim and the Sub-Advisor's primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker.

     Some of the securities in which the Portfolios invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues include a commission or concession paid by the issuer (not the Portfolios) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.

     Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

     The Portfolios do not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity, however Invesco Aim may seek to enhance the yield of the Portfolios by taking advantage of yield disparities or other factors that occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Invesco Aim may dispose of any portfolio security prior to its maturity if Invesco Aim believes such disposition and reinvestment of proceeds will enhance yield consistent with Invesco Aim's judgment as to desirable portfolio maturity structure or if Invesco Aim believes such disposition is advisable due to other circumstances or conditions. The amortized cost method of valuing portfolio securities requires that the Portfolios maintain an average weighted portfolio maturity of ninety days or less. Thus, there is likely to be relatively high portfolio turnover, but because brokerage commissions are not normally paid on money market instruments, the high rate of portfolio turnover is not expected to have a material effect on the net income or expenses of the Portfolios.

COMMISSIONS

     There were no brokerage commissions paid by the Portfolios for the last three fiscal years ended August 31, to any Brokers affiliated with the Portfolios, Invesco Aim, Invesco Aim Distributors, the Sub-Advisors or any affiliates of such entities.

     The Portfolios may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, the Portfolios may purchase or sell a security from or to certain other AIM Funds or accounts (and may invest in Affiliated Money Market Funds) provided the Portfolios follows procedures adopted by the Boards of Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKER SELECTION

     Invesco Aim's primary consideration in selecting Brokers to execute portfolio transactions for the Portfolios is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for the Portfolios, Invesco Aim considers the full range and quality of a Broker's services, including the value of research and/or brokerage services provided, execution capability, commission rate, willingness to commit capital, anonymity and responsiveness. Invesco Aim's primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for the Portfolios is the Broker's ability to deliver or sell the relevant fixed income securities; however, Invesco Aim will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Portfolios. Invesco Aim will not select Brokers based upon their promotion or sale of Portfolio shares.

     In choosing Brokers to execute portfolio transactions for the Portfolios, Invesco Aim may select Brokers that provide brokerage and/or research services ("Soft Dollar Products") to the Portfolios and/or the other accounts over which Invesco Aim and its affiliates have investment discretion.

     Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco Aim, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco Aim must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or [Invesco Aim's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the Broker also must lawfully and appropriately assist Invesco Aim in the performance of its investment decision-making responsibilities. Accordingly, the Portfolios may pay a Broker higher commissions than those available from another Broker in recognition of such Broker's provision of Soft Dollar Products to Invesco Aim.

     Invesco Aim faces a potential conflict of interest when it uses client trades to obtain Soft Dollar Products. This conflict exists because Invesco Aim is able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco Aim's expenses to the extent that Invesco Aim would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco Aim to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco Aim-managed accounts may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Aim-managed accounts, effectively cross subsidizing the other Invesco Aim-managed accounts that benefit directly from the product. Invesco Aim may not use all of the Soft Dollar Products provided by Brokers through which a Portfolio effects securities transactions in connection with managing such Portfolio.

     Invesco Aim and certain of its affiliates presently engage in the following instances of cross-subsidization:

     1. Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by Invesco Aim or Invesco Aim Capital Management, Inc. ("Invesco Aim Capital"), a subsidiary of Invesco Aim. In other words, certain fixed income AIM Funds are cross-subsidized by the equity AIM Funds, in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay.

     2. The investment models used to manage many of the AIM Funds are also used to manage other accounts of Invesco Aim and/or Invesco Aim Capital. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by both of these advisory affiliates.

          This type of cross-subsidization occurs in both directions. For example, soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim are used for Soft Dollar Products which may benefit those AIM Funds and/or accounts as well as accounts managed by Invesco Aim Capital. Additionally, soft dollar commissions generated by transactions of accounts managed by Invesco Aim Capital are used for Soft Dollar Products which may benefit those accounts as well as accounts managed by Invesco Aim. In certain circumstances, Invesco Aim Capital accounts may indicate that their transactions should not be used to generate soft dollar commissions but may still receive the benefits of Soft Dollar Products received by Invesco Aim or Invesco Aim Capital.

     3. Some of the common investment models used to manage various AIM Funds and other accounts of Invesco Aim and/or Invesco Aim Capital are also used to manage accounts of Invesco Aim Private Asset Management, Inc. ("IAPAM"), another Invesco Aim subsidiary. The Soft Dollar Products obtained through the use of soft dollar commissions generated by the transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used to maintain the investment models relied upon by Invesco Aim, Invesco Aim Capital and IAPAM. This cross-subsidization occurs in only one direction. Most of IAPAM's accounts do not generate soft dollar commissions which can be used to purchase

          Soft Dollar Products. The soft dollar commissions generated by transactions of the AIM Funds and/or other accounts managed by Invesco Aim and/or Invesco Aim Capital are used for Soft Dollar Products which may benefit the accounts managed by Invesco Aim, Invesco Aim Capital and IAPAM; however, IAPAM does not provide any soft dollar research benefit to the Funds and/or other accounts managed by Invesco Aim or Invesco Aim Capital.

     Invesco Aim and Invesco Aim Capital attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco Aim and Invesco Aim Capital conclude that the Broker supplying the product is capable of providing best execution.

     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco Aim uses soft dollars to purchase two types of Soft Dollar Products:

     -    proprietary research created by the Broker executing the trade, and

     - other products created by third parties that are supplied to Invesco Aim through the Broker executing the trade.

     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco Aim periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that Invesco Aim receives from each Broker, Invesco Aim develops an estimate of each Broker's share of Invesco Aim clients' commission dollars. Invesco Aim attempts to direct trades to the firms to meet these estimates.

     Invesco Aim also uses soft dollars to acquire products from third parties that are supplied to Invesco Aim through Brokers executing the trades or other Brokers who "step in" to a transaction an receive a portion of the brokerage commission for the trade. Invesco Aim may from time to time instruct the executing Broker to allocate or "step out" a portion of a transaction to another Broker. The Broker to which Invesco Aim has "stepped out" would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been "stepped out." Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

     Soft Dollar Products received from Brokers supplement Invesco Aim's own research (and the research of certain of its affiliates), and may include the following types of products and services:

     - Database Services - comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

     - Quotation/Trading/News Systems - products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

     - Economic Data/Forecasting Tools - various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

     - Quantitative/Technical Analysis - software tools that assist in quantitative and technical analysis of investment data.

     - Fundamental/Industry Analysis - industry specific fundamental investment research.

     - Fixed Income Security Analysis - data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

     - Other Specialized Tools - other specialized products such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.

     If Invesco Aim determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco Aim will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco Aim will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco Aim determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.

     Outside research assistance is useful to Invesco Aim since the Brokers used by Invesco Aim tend to follow a more in-depth analysis of a broader universe of securities and other matters than Invesco Aim's staff can follow. In addition, such services provide Invesco Aim with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent on the generation of certain specified levels of commissions and underwriting concessions by Invesco Aim's clients, including the Portfolios. However, the Portfolios are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco Aim believes that because Broker research supplements rather than replaces Invesco Aim's research, the receipt of such research tends to improve the quality of Invesco Aim's investment advice. The advisory fee paid by the Funds is not reduced because Invesco Aim receives such services. To the extent the Portfolios' transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Portfolios might exceed those that might otherwise have been paid.

     Invesco Aim may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Portfolios) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Portfolios to their clients, or that act as agent in the purchase of a Portfolio's shares for their clients, provided that Invesco Aim believes such Brokers provide best execution and such transactions are executed in compliance with Invesco Aim's policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. Invesco Aim will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.

REGULAR BROKERS


     Information concerning the Portfolios' acquisition of securities of its regular broker or dealers during the last fiscal year ended August 31, 2009 is found in Appendix J.


ALLOCATION OF PORTFOLIO TRANSACTIONS

     Invesco Aim and its affiliates manage numerous AIM Funds and other accounts. Some of these accounts or investment companies may have investment objectives similar to the Portfolios.

Occasionally, identical securities will be appropriate for investment by the Portfolios and also by another portfolio or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of a security is consistent with the investment policies of more than one portfolio or by the Portfolios and one or more other accounts or investment companies, and is considered at or about the same time, Invesco Aim will allocate transactions in such securities among the Portfolios and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco Aim to be fair and equitable. Invesco Aim may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Portfolio's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

     Before the initial purchase of shares, an investor must submit a completed account application either directly or through its financial intermediary, to Invesco Aim Investment Services at P.O. Box 0843, Houston, Texas 77001-0843. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Aim Investment Services.

     Purchase and redemption orders must be received in good order. To be in good order, the investor, either directly or through his financial intermediary must give Invesco Aim Investment Services all required information and documentation. Additionally, purchase payment must be made in federal funds. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Portfolios for any overdraft charges incurred.

     An investor or a financial intermediary may submit a written request to Invesco Aim Investment Services for correction of transactions involving Portfolio shares. If Invesco Aim Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the investor or the intermediary must agree in writing to reimburse the Portfolios for any resulting loss.

     Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. Any changes to wire instructions must be submitted to Invesco Aim Investment Services in writing. Invesco Aim Investment Services may request additional documentation.

     Invesco Aim Investment Services may request that an intermediary maintain separate master accounts in the Portfolios for shares held by the intermediary
(a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and sub-accounts to satisfy the minimum investment requirement.

     Additional information regarding purchases and redemptions is located in each class' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

     The offering price per share of each Portfolio is $1.00. There can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

Calculation of Net Asset Value

     The Board has established procedures designed to stabilize each Portfolio's net asset value per share at $1.00, to the extent reasonably possible. Such procedures include review of portfolio holdings by the Trustees at such intervals as they may deem appropriate. The reviews are used to determine whether net asset value, calculated by using available market quotations, deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to investors or existing shareholders. In the event the trustees determine that a material deviation exists, they intend to take such corrective action as they deem necessary and appropriate. Such actions may include selling portfolio securities prior to maturity in order to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a net asset value per share by using available market quotations. When available, market quotations are used to establish net asset value, the net asset value could possibly be more or less than $1.00 per share. The Portfolios intend to comply with any amendments made to Rule 2a-7 promulgated under the 1940 Act which may require corresponding changes in the Portfolios' procedures which are designed to stabilize each Portfolio's price per share at $1.00.

     Under the amortized cost method, each investment is valued at its cost and thereafter any discount or premium is amortized on a constant basis to maturity. Although this method provides certainty of valuation, it may result in periods in which the amortized cost value of the Portfolios' investments is higher or lower than the price that would be received if the investments were sold.

REDEMPTIONS IN KIND

     The Portfolios do not intend to redeem shares representing an interest in the Portfolios in kind (i.e., by distributing its portfolio securities).

BACKUP WITHHOLDING


     Accounts submitted without a correct, certified taxpayer identification number ("TIN") or, alternatively, a correctly completed and currently effective Internal Revenue Service ("IRS") Form W-8 (for nonresident aliens) or Form W-9 for U.S. persons including resident aliens accompanying the registration information will generally be subject to backup withholding.


     Each AIM Fund, and other payers, generally must withhold 28% of reportable dividends (whether paid in cash or reinvested in additional Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Portfolios with a TIN and a certification that he is not subject to backup withholding.

     An investor is subject to backup withholding if:

     1.   the investor fails to furnish a correct TIN to the Portfolios;

     2. the IRS notifies the Portfolios that the investor furnished an incorrect TIN;

     3. the investor or a Portfolio is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

     4. the investor fails to certify to the Portfolio that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

     5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.

     Certain payees and payments are exempt from backup withholding and information reporting. Invesco Aim or Invesco Aim Investment Services will not provide Form 1099 to those payees.

     Investors should contact the IRS if they have any questions concerning withholding.

     IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.


     NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.


                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

     Each Portfolio intends to declare any dividends on each business day and pay any dividends monthly; however, the Portfolios may declare and pay capital gain distributions more than once per year, if necessary, in order to reduce or eliminate federal excise or income taxes on a Portfolio. Each Portfolio intends to distribute substantially all of its net investment income and capital gain net income (excess of capital gains over capital losses). The Portfolios do not expect to realize any long-term capital gains and losses.

     Dividends and distributions are reinvested in the form of additional full and fractional shares at net asset value unless the shareholder has elected to have such dividends and distributions paid in cash. Such election, or any revocation thereof, must be made in writing and sent by the shareholder to Invesco Aim Investment Services at P.O. Box 0843, Houston, Texas 77001-0843. Such election or revocation will be effective with dividends paid after it is received by the transfer agent.

     For each Portfolio, dividends will begin accruing on the day the purchase order for shares of the Portfolio is effective (settle date), and accrue up to the day prior to the business day a redemption order is effective (settle date). Thus, if a purchase order is effective on Friday, dividends will begin accruing on Friday.


     Distributions paid in cash will normally be paid by wire transfer. Payment will normally be made on the first business day of the following month. If a shareholder redeems all the shares an individual account or from an aggregate account at any time during the month, the shareholder may request that all dividends declared up to the date of redemption be paid to the shareholder along with the proceeds of the redemption. If no request is made, dividends will be paid on the next dividend date. Information concerning the amount of the dividends declared on any particular day will normally be available by 4:30 p.m. Eastern time on that day for Government TaxAdvantage Portfolio, 5:30 p.m. Eastern time on that day for STIC Prime Portfolio and Tax-Free Cash Reserve Portfolio, and 6:00 p.m. Eastern time on that day for Liquid Assets Portfolio, Treasury Portfolio and Government & Agency Portfolio.

     The dividends accrued and paid for each class of shares of the Portfolios will consist of (a) income accrued and discounts earned less amortization of premiums, if any, for the Portfolios to which such class relates, allocated based upon such class' pro rata share of the total settled shares outstanding which relate to such Portfolios, less (b) expenses accrued for the applicable dividend period attributable to such Portfolios, such as custodian fees and accounting expenses, allocated based upon each such class' pro rata share of the net assets of such Portfolios, less (c) expenses directly attributable to each class which are accrued for the applicable dividend period, such as distribution expenses, if any.

     Should the Trust incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share of the Portfolios or the net income per share of a class of the Portfolios for a particular period, the Board would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Portfolios was reduced, or was anticipated to be reduced, below $1.00, the Board might suspend further dividend payments on shares of the Portfolios until the net asset value returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which it held shares of the Portfolios and/or its receiving upon redemption a price per share lower than that which it paid.

TAX MATTERS

     The following is only a summary of certain additional tax considerations generally affecting the Portfolios and its shareholders not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to maintain its qualification as such in each of its taxable years. As a regulated investment company, each Portfolio is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes an amount equal to (i) at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolios made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement. Notwithstanding the foregoing, the Board of Trustees reserves the right not to maintain the qualification of a Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

     Each Portfolio presently intends to elect under applicable Treasury regulations to treat any net capital loss and any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding taxable year in determining its taxable income for the current taxable year. Each Portfolio may also elect under the same regulations to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.

     Each Portfolio may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Portfolio that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of

Portfolio shares and will reduce the amount of such income and/or gain that it distributes in cash. However, each Portfolio intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The IRS has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the IRS determines that a Portfolio is using an improper method of allocation and has under-distributed its net investment income or capital gain net income for any taxable year, such Portfolio may be liable for additional federal income tax.

     In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies (to the extent such foreign currency gain is directly related to the regulated investment company's principal business of investing in stock or securities), or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from certain publicly traded partnerships (the "Income Requirement"). Under certain circumstances, a Portfolio may be required to sell portfolio holdings in order to meet this requirement.

     In addition to satisfying the requirements described above, each Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of a Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and as to which such Portfolio does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any other issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses or, collectively, in the securities of certain publicly traded partnerships.

     Under an IRS revenue procedure, a Portfolio may treat its position as lender under a repurchase agreement as a U.S. Government security for purposes of the Asset Diversification Test where the repurchase agreement is fully collateralized (under applicable SEC standards) with securities that constitute U.S. Government securities.

     If for any taxable year a Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain (net long-term capital gain over any net short-term capital loss)) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. Such distributions generally would be eligible (to the extent discussed below) for the dividends received deduction in the case of corporate shareholders and would be included in the qualified dividend income of non-corporate shareholders. See "Portfolio Distributions" below.

     DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by the Portfolios on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation (including, for Tax-Free Cash Reserve Portfolio, in general, a disposition of a Municipal Security) purchased by the Portfolios at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolios held the debt obligation unless the Portfolios made an election to accrue market discount into income. If the Portfolios purchase a debt obligation that was originally issued at a discount, the Portfolios are generally required to include in gross income each year the portion of the original issue discount which accrues during such year.

     EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

     Each Portfolio generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the IRS determines that a Portfolio is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Portfolio may be liable for excise tax. Moreover, investors should note that the Portfolios may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances the Portfolios may elect to pay a minimal amount of excise tax.

     PORTFOLIO DISTRIBUTIONS (ALL PORTFOLIOS). The Portfolios anticipate distributing substantially all of their investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations or be included in the qualified dividend income of non-corporate shareholders.


     A Portfolio may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. The Portfolios currently intend to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend," it will be taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. Currently, for taxable years beginning before January 1, 2011 (sunset date) the maximum long-term capital gain rates are 15% or 25%, depending on the nature of the capital gain, for noncorporate shareholders. After the sunset date, the maximum rates revert back to 20% and 25% unless the lower rates are extended or made permanent. Conversely, if a Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by its Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit. As discussed above for Tax-Free Cash Reserve Portfolio, realized market discount on Municipal Securities, will generally be treated as ordinary income and not as capital gain.


     Subject to applicable Code limitations, the Portfolios will be allowed to take into account a net capital loss (excess of losses over gains from the sale of capital assets) from a prior taxable year as a short-term capital loss for the current taxable year in determining their investment company taxable income and net capital gain.

     Distributions by the Portfolios that do not constitute ordinary income dividends, exempt-interest dividends or capital gains will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares, any excess will be treated as gain from the sale of his shares.

     Gains and losses on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require a Portfolio to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Portfolio of its net investment income. If the Portfolio's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of the shareholder's basis, however, is taxable as a capital gain.

     Distributions by the Portfolios will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Portfolios (or of another portfolio). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the ex-dividend date.

     Ordinarily, shareholders are required to take distributions by the Portfolios into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Portfolios) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

     Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Portfolio. Income on investments by the Portfolio in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.


     PORTFOLIO DISTRIBUTIONS (TAX-FREE CASH RESERVE PORTFOLIO ONLY). Tax-Free Cash Reserve Portfolio intends to qualify each year to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of the Portfolio's taxable year at least 50% of the Portfolio's total assets consists of Municipal Securities, which are exempt from federal income tax.



     Distributions from the Portfolio will constitute exempt-interest dividends to the extent of the Portfolio's tax-exempt interest income (net of allocable expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Portfolio are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences.



     AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" Municipal Securities issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and non-corporate taxpayers. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the AMT. In addition, exempt-interest dividends derived from all Municipal Securities regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item includable in AMTI. Certain small corporations are wholly exempt from the AMT.


     Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income subject to federal income tax. Further, a shareholder of the Portfolio is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Portfolio. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Portfolio will likely be subject to tax on dividends paid by the Portfolio which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States.


     To the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.



     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to a Municipal Security could cause interest on the Municipal Security, as well as Portfolio distributions derived from this interest, to become taxable, perhaps retroactively to the date the Municipal Security was issued. In such a case, the Portfolio may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.


     SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a class in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. Because shares in the Portfolios are offered and redeemed at a constant net asset value per share, a shareholder will generally recognize neither gain nor loss on a redemption of shares.

     BACKUP WITHHOLDING. The Portfolios may be required to withhold 28% of distributions. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding."


     FOREIGN SHAREHOLDERS. Shareholders who, as to the United States, are a nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships ("foreign shareholder"), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Foreign shareholders should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.


     Taxation of a foreign shareholder depends on whether the income from a Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from a Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder (other than certain capital gain dividends and, in the case of the Tax-Free Cash Reserve Portfolio, exempt-interest dividends) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution subject to certain exemptions. Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Portfolio from its net long-term capital gains, and with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. The Portfolios do not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     In general, (i) a capital gain dividend designated by a Portfolio and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Portfolio and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

     With respect to taxable years of a Portfolio beginning before January 1, 2010 (sunset date), dividends designated by a Portfolio as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Portfolio is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. On any payment date, the amount of an income dividend that is designated by a Portfolio as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Portfolio's qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Portfolio may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor's only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess.

     A Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

     If the income from a Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.


     In the case of foreign noncorporate shareholders, a Portfolio may be required to withhold U.S. federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding tax (or taxable at reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.


     Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax adviser or go to www.irs.gov and search forms.


     Transfers by gift of shares of a Portfolio by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Portfolio shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). Estates of nonresident alien shareholders dying after December 31, 2004 and before January 1, 2010 (unless such provision is extended or made permanent), will be able to exempt from federal estate tax the proportion of the value of a Portfolio's shares attributable to "qualifying assets" held by the Portfolio at the end of the quarter immediately preceding the nonresident alien shareholder's death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits, and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Through December 31, 2009, shareholders will be advised annually of the portion of a Portfolio's assets that constituted qualifying assets at the end of each quarter of its taxable year.


     The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Portfolio, including the applicability of foreign tax.

     FOREIGN INCOME TAX. Investment income received by a Portfolio and, in particular, by Liquid Assets Portfolio, from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolios to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Portfolio's assets to be invested in various countries is not known.

     EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Registration Statement. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

     Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolios.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLAN

     The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Portfolios' Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class (the "Plan"). The Portfolios, pursuant to the Plan, pay Invesco Aim Distributors the annual rate of 0.10% for Cash Management Class, 0.03% for Corporate Class, 0.75% for Personal Investment Class, 0.50% for Private Investment Class, 1.00% for Reserve Class and 0.20% for Resource Class of each Portfolio's average daily net assets.

     The Plan permits the Portfolios to expend amounts to finance any activity which is primarily intended to result in the sale of shares of the Portfolios ("distribution-related services"). Such distribution-related services may include, but are not limited to the following: (i) organizing and conducting sales seminars; (ii) implementing advertising programs; (iii) engaging finders and paying finders fees; (iv) printing prospectuses and statements of additional information (and supplements thereto) and annual and semi-annual reports for other than existing shareholders; (v) preparing and distributing advertising material and sales literature; and (vi) administering the Plan.

     The Plan also permits the Portfolios to expend amounts to finance arrangements for personal continuing shareholder services ("shareholder services"). Such shareholder services may include, but are not limited to the following: (i) distributing sales literature to customers; (ii) answering routine customer inquiries concerning the Portfolios and their Classes; (iii) assisting customers in changing dividend options, account designations and addresses; (iv) assisting customers in enrolling in any of several retirement plans offered in connection with the purchase of shares of the Portfolios; (v) assisting customers in the establishment and maintenance of customer accounts and records; (vi) assisting customers in the placement of purchase and redemption transactions; (vii) assisting customers in investing dividends and capital gains distributions automatically in shares of the Portfolios; and
(viii) providing such other services as the Portfolios or the customers may reasonably request, so long as such other services are covered by the term "service fee" as such term is defined and interpreted by the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

     All amounts expended pursuant to the Plan are paid in the form of either:
(i) compensation to Invesco Aim Distributors for providing distribution-related and/or shareholder services directly; (ii) compensation to certain broker-dealers, banks and other financial institutions ("Service Providers") for providing distribution-related and/or shareholder services directly; or (iii) compensation to Invesco Aim Distributors for arranging for the provision of distribution-related and/or shareholder services through Service Providers. The first 0.25% of amounts paid out under the Plan is considered to be service fees for the provision of shareholder services.

     The Plan is a "compensation-type" plan which means that the Portfolios will pay out the amount authorized by the Plan regardless of the actual expenses incurred in providing distribution-related services and/or shareholder services. Thus, even if actual expenses exceed the fees payable to Invesco Aim Distributors and/or Service Providers at any given time, the Portfolios will not be obligated to pay more than that fee provided for under the Plan. On the other hand, if expenses are less than the fees paid by the Portfolios pursuant to the Plan, Invesco Aim Distributors or the Service Providers, as applicable, will retain the full amount of the fees.

     From time to time waivers or reductions of any portion of the 12b-1 fee of a particular class of the Portfolios may be put in place. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to each Portfolio's detriment during the period stated in the agreement between Invesco Aim Distributors and the Trust.


     Invesco Aim Distributors has contractually agreed through at least June 30, 2010 to waive 0.02%, 0.20%, 0.20% and 0.13% of average net assets of Liquid Assets Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class and Reserve Class, respectively; 0.02%, 0.20%, 0.20%, 0.13% and 0.04% of average net assets of STIC Prime Portfolio's, Treasury Portfolio's and Government & Agency Portfolio's Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively; and 0.02%, 0.20%, 025%, 0.13% and 0.04% of average net assets of Government TaxAdvantage Portfolio's and Tax-Free Cash Reserve Portfolio's, Cash Management Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class, respectively, Rule 12b-1 distribution plan payments.


     Fees payable directly to Invesco Aim Distributors and Service Providers will be calculated at the end of each payment period for each business day of the Portfolios during such period at the annual rate specified in each agreement based on the average daily net asset value of the Portfolios shares purchased. Fees shall be paid only to those Service Providers who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Portfolios' shares are held. These payments are an obligation of the Portfolios and not of Invesco Aim Distributors. With respect to fees payable directly to Invesco Aim Distributors, Invesco Aim Distributors may enter into contractual arrangements with Service Providers pursuant to which such Service Providers will provide distribution-related services and/or shareholder services; payments made under these contractual arrangements are obligations of Invesco Aim Distributors and not of the Portfolios.

     Payments pursuant to the Plan are subject to any applicable limitations imposed by rules of FINRA.


     See Appendix K for a list of the amounts paid by each class of shares of the Portfolios to Invesco Aim Distributors pursuant to the Plan for the year, or period, ended August 31, 2009 and Appendix L for an estimate by activity of the allocation of actual fees paid by each class of shares of the Portfolios pursuant to the Plan for the year, or period, ended August 31, 2009.


     As required by Rule 12b-1, the Plan and related forms of shareholder service agreements were approved by the Board, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Rule 12b-1 Trustees"). In approving the Plan in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plan would benefit the Cash Management Class, Corporate Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Portfolios and their respective shareholders.

     The anticipated benefits that may result from the Plan with respect to the applicable classes of the Portfolios and their shareholders include but are not limited to the following: (1) that Invesco Aim Distributors, brokerage firms and financial institutions will provide a shareholder with rapid access to his account for the purpose of effecting executions of purchase and redemption orders; (2) that Invesco Aim Distributors and shareholder service agents will provide prompt, efficient and reliable responses to shareholder inquiries concerning account status; (3) that the Portfolio's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemption requests facilitates more successful, efficient portfolio management and the achievement of its fundamental policies and objectives and is enhanced by a stable network of distribution; (4) that a successful distribution effort will assist Invesco Aim Distributors in maintaining and increasing the organizational strength needed to service the Portfolios; and (5) that a well-developed, dependable network of shareholder service agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of the Portfolios.

     Unless terminated earlier in accordance with its terms, the Plan continues from year to year as long as such continuance is specifically approved at least annually by the Board, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon the Plan. The Plan may be terminated as to the Portfolios or any class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

     Any amendment to the Plan that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plan may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plan is in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees and the Trust must otherwise satisfy the fund governance standards set forth in Rule 0-1(a)(7) under the 1940 Act.

DISTRIBUTOR

     The Trust has entered into a master distribution agreement relating to the Portfolios (the "Distribution Agreement") with Invesco Aim Distributors, a registered broker-dealer and a wholly owned subsidiary of Invesco Aim, pursuant to which Invesco Aim Distributors acts as the distributor of the shares of each class of the Portfolios. The address of Invesco Aim Distributors is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Mail addressed to Invesco Aim Distributors should be sent to P.O. Box 4497, Houston, Texas 77210-4497. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See "Management of the Trust."

     The Distribution Agreement provides Invesco Aim Distributors with the exclusive right to distribute the shares of each class of the Portfolios on a continuous basis directly and through other broker dealers with whom Invesco Aim Distributors has entered into selected dealer agreements. Invesco Aim Distributors has not undertaken to sell any specified number of shares of any classes of the Portfolios. The Distribution Agreement also provides that Invesco Aim Distributors will pay promotional expenses, including the incremental costs of printing prospectuses and statements of additional information, annual reports and other periodic reports for distribution to persons who are not shareholders of the Trust and the costs of preparing and distributing any other supplemental sales literature.

     The Trust (on behalf of any class of the Portfolios) or Invesco Aim Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.

     Invesco Aim Distributors may, from time to time at its expense, pay a fee to broker-dealers, banks or other financial institutions for operations and/or marketing support, including support for distribution programs or platforms. Such fees will not impose additional expenses on a class, nor will they change the price paid by investors for the purchase of the applicable classes' shares or the amount that any particular class will receive as proceeds from such sales.

                              FINANCIAL STATEMENTS


     The Portfolios' Financial Statements for the period ended August 31, 2009 including the Financial Highlights and the reports of the independent registered public accounting firm pertaining thereto, are incorporated by reference into this Statement of Additional Information ("SAI") from each Portfolio's Annual Report to shareholders contained in the Trust's Form N-CSR filed on November 6, 2009.


     The portions of such Annual Reports that are not specifically listed above will not be incorporated by reference into this SAI and will not be a part of this Registration Statement.

                               PENDING LITIGATION


     Settled Enforcement Actions Related to Market Timing



     On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), Invesco Aim and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco Aim and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco Aim, which was done pursuant to the terms of the settlements. The methodology of the fair funds distributions was determined by Invesco Aim's independent distribution consultant ("IDC Plan"), in consultation with Invesco Aim and the independent trustees of the AIM Funds, and approved by the staff of the SEC. Further details regarding the IDC Plan and distributions thereunder are available under the "About Us - SEC Settlement" section of Invesco Aim's website, available at http://www.invescoaim.com. Invesco Aim's website is not a part of this Statement of Additional Information or the prospectus of any AIM Fund.

     Regulatory Action Alleging Market Timing



     On August 30, 2005, the West Virginia Office of the State Auditor - Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco Aim and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco Aim and Invesco Aim Distributors entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco Aim and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco Aim and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco Aim's time to respond to that Order has been indefinitely suspended.



     Private Civil Actions Alleging Market Timing



     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, Invesco Aim, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing, and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds' advisory agreements; interest; and attorneys' and experts' fees. All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court") for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco Aim- and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL Court and details of the settlements are included in Appendix M-1.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

     The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch.

                         MOODY'S LONG-TERM DEBT RATINGS

     AAA: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

     AA: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

     A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

     BAA; Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

     BA: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

     B: Obligations rated B are considered speculative and are subject to high credit risk.

     CAA: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

     CA: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

     C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     MOODY'S SHORT-TERM PRIME RATING SYSTEM

P-1

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Not Prime

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: In addition, in certain countries the prime rating may be modified by the issuer's or guarantor's senior unsecured long-term debt rating.

     Moody's municipal ratings are as follows:

            MOODY'S U.S. LONG-TERM MUNICIPAL BOND RATING DEFINITIONS

     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody's assessment of the default probability and loss severity of these issuers and issues.

     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality's ability to repay its debt.

     AAA: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     AA: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BAA: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     BA: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CAA: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     CA: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

     Note: Also, Moody's applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                     MOODY'S MIG/VMIG US SHORT-TERM RATINGS

     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

           STANDARD & POOR'S LONG-TERM CORPORATE AND MUNICIPAL RATINGS

     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     S&P describes its ratings for corporate and municipal bonds as follows:

     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.

     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     NR: Not Rated.

                                S&P DUAL RATINGS

     S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                          S&P COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     These categories are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B: Issues rated "B" are regarded as having only speculative capacity for timely payment.

     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

     D: Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

                        S&P SHORT-TERM MUNICIPAL RATINGS

     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

                         FITCH LONG-TERM CREDIT RATINGS

     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.

     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: "investment grade" ratings (international Long-term "AAA" - "BBB" categories; Short-term "F1" - "F3") indicate a relatively low probability of default, while those in the "speculative" or "non-investment grade" categories (international Long-term "BB"
- "D"; Short-term "B" - "D") either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on "AAA" rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for "BBB" rated bonds was 0.35%, and for "B" rated bonds, 3.0%.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.

     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.

     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.

     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.

     A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB: Bonds considered to be investment grade and of good credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

     NR: Indicates that Fitch does not rate the specific issue.

     WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch's discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.

     RATINGWATCH: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                      FITCH SPECULATIVE GRADE BOND RATINGS

     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.

     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

     CC: Default of some kind appears probable.

     C: Bonds are in imminent default in payment of interest or principal.

     DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

     PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.

                         FITCH SHORT-TERM CREDIT RATINGS

     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+;"

     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

     D: Default. Issues assigned this rating are in actual or imminent payment default.

                                   APPENDIX B



                      PERSONS TO WHOM INVESCO AIM PROVIDES



                NON-PUBLIC PORTFOLIO HOLDINGS ON AN ONGOING BASIS



                            (AS OF NOVEMBER 30, 2009)



                  SERVICE PROVIDER                                   DISCLOSURE CATEGORY
----------------------------------------------------   -----------------------------------------------
ABN AMRO Financial Services, Inc.                      Broker (for certain AIM Funds)
Absolute Color                                         Financial Printer
Anglemyer & Co.                                        Analyst (for certain AIM Funds)
Ballard Spahr Andrews & Ingersoll, LLP                 Legal Counsel
BB&T Capital Markets                                   Broker (for certain AIM Funds)
Bear Stearns Pricing Direct, Inc.                      Pricing Vendor (for certain AIM Funds)
BOSC, Inc.                                             Broker (for certain AIM Funds)
BOWNE & Co.                                            Financial Printer
Brown Brothers Harriman & Co.                          Securities Lender (for certain AIM Funds)
Cabrera Capital Markets                                Broker (for certain AIM Funds)
Charles River Systems, Inc.                            System Provider
Chas. P. Young Co.                                     Financial Printer
Citigroup Global Markets, Inc.                         Broker (for certain AIM Funds)
Commerce Capital Markets                               Broker (for certain AIM Funds)
Crews & Associates                                     Broker (for certain AIM Funds)
D.A. Davidson & Co.                                    Broker (for certain AIM Funds)
Dechert LLP                                            Legal Counsel
DEPFA First Albany                                     Broker (for certain AIM Funds)
Empirical Research Partners                            Analyst (for certain AIM Funds)
Finacorp Securities                                    Broker (for certain AIM Funds)
First Miami Securities                                 Broker (for certain AIM Funds)
First Southwest Co.                                    Broker (for certain AIM Funds)
First Tryon Securities                                 Broker (for certain AIM Funds)
FT Interactive Data Corporation                        Pricing Vendor
First Southwest Co.                                    Broker (for certain AIM Funds)
GainsKeeper                                            Software Provider (for certain AIM Funds)
GCom2 Solutions                                        Software Provider (for certain AIM Funds)
George K. Baum & Company                               Broker (for certain AIM Funds)
Glass, Lewis & Co.                                     System Provider (for certain AIM Funds)
Global Trend Alert                                     Analyst (for certain AIM Funds)
Greater Houston Publishers, Inc.                       Financial Printer
Hattier, Sanford & Reynoir                             Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.                       Broker (for certain AIM Funds)
ICRA Online Ltd.                                       Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet, Inc.                                        Rating & Ranking Agency (for certain AIM Funds)
Initram Data, Inc.                                     Pricing Vendor
Institutional Shareholder Services, Inc.               Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.                  Transfer Agent
Invesco Senior Secured Management, Inc.                System Provider (for certain AIM Funds)
Investortools, Inc.                                    Broker (for certain AIM Funds)
ITG, Inc.                                              Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.                           Analyst (for certain AIM Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets
Inc.\JPMorgan Chase Bank, N.A.                         Lender (for certain AIM Funds)
Janney Montgomery Scott LLC                            Broker (for certain AIM Funds)

                  SERVICE PROVIDER                                   DISCLOSURE CATEGORY
----------------------------------------------------   -----------------------------------------------
John Hancock Investment Management Services, LLC       Sub-advisor (for certain sub-advised accounts)
Jorden Burt LLP                                        Special Insurance Counsel
KeyBanc Capital Markets, Inc.                          Broker (for certain AIM Funds)
Kramer Levin Naftalis & Frankel LLP                    Legal Counsel
Lipper, Inc.                                           Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation                               Pricing Service (for certain AIM Funds)
Loop Capital Markets                                   Broker (for certain AIM Funds)
M.R. Beal                                              Broker (for certain AIM Funds)
MarkIt Group Limited                                   Pricing Vendor (for certain AIM Funds)
Merrill Communications LLC                             Financial Printer
Mesirow Financial, Inc.                                Broker (for certain AIM Funds)
Middle Office Solutions                                Software Provider
Moody's Investors Service                              Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.                          Broker (for certain AIM Funds)
Morrison Foerster LLP                                  Legal Counsel
MS Securities Services, Inc. and Morgan Stanley &
Co. Incorporated                                       Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC                 Analyst (for certain AIM Funds)
Ness USA Inc.                                          System provider
Noah Financial, LLC                                    Analyst (for certain AIM Funds)
Omgeo LLC                                              Trading System
Piper Jaffray                                          Analyst (for certain AIM Funds)
Prager, Sealy & Co.                                    Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP                             Independent Registered Public Accounting Firm
                                                       (for all AIM Funds)
Protective Securities                                  Broker (for certain AIM Funds)
Ramirez & Co., Inc.                                    Broker (for certain AIM Funds)
Raymond James & Associates, Inc.                       Broker (for certain AIM Funds)
RBC Capital Markets                                    Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated                         Broker (for certain AIM Funds)
Reuters America LLC                                    Pricing Service (for certain AIM Funds)
Rice Financial Products                                Broker (for certain AIM Funds)
Robert W. Baird & Co. Incorporated                     Broker (for certain AIM Funds)
RR Donnelley Financial                                 Financial Printer
Ryan Beck & Co.                                        Broker (for certain AIM Funds)
SAMCO Capital Markets, Inc.                            Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation               Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.                  Broker (for certain AIM Funds)
Simon Printing Company                                 Financial Printer
Southwest Precision Printers, Inc.                     Financial Printer
Standard and Poor's/Standard and Poor's Securities     Pricing Service and Rating and Ranking Agency
Evaluations, Inc.                                      (each, respectively, for certain AIM Funds)
StarCompliance, Inc.                                   System Provider
State Street Bank and Trust Company                    Custodian, Lender, Securities Lender, and
                                                       System Provider (each, respectively, for
                                                       certain AIM Funds)
Sterne, Agee & Leach, Inc.                             Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated               Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP                    Legal Counsel
The Bank of New York                                   Custodian and Securities Lender (each,
                                                       respectively, for certain AIM Funds)
The MacGregor Group, Inc.                              Software Provider

                  SERVICE PROVIDER                                   DISCLOSURE CATEGORY
----------------------------------------------------   -----------------------------------------------
The Savader Group LLC                                  Broker (for certain AIM Funds)
Thomson Information Services Incorporated              Software Provider
UBS Financial Services, Inc.                           Broker (for certain AIM Funds)
VCI Group Inc.                                         Financial Printer
Wachovia National Bank, N.A.                           Broker (for certain AIM Funds)
Western Lithograph                                     Financial Printer
Wiley Bros. Aintree Capital  L.L.C.                    Broker (for certain AIM Funds)
William Blair & Co.                                    Broker (for certain AIM Funds)
XSP, LLC\Solutions Plus, Inc.                          Software Provider

                                   APPENDIX C
                              TRUSTEES AND OFFICERS


                             As of November 30, 2009



The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees 105 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.



                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
INTERESTED PERSONS

Martin L. Flanagan(1)  - 1960        2007    Executive Director, Chief Executive Officer and           None
Trustee                                      President, Invesco Ltd. (ultimate parent of Invesco Aim
                                             and a global investment management firm); Chairman,
                                             Invesco Aim Advisors, Inc. (registered investment
                                             advisor); Trustee, The AIM Family of Funds--Registered
                                             Trademark--; Board of Governors, Investment Company
                                             Institute; and Member of Executive Board, SMU Cox
                                             School of Business

                                             Formerly: Director, Chairman, Chief Executive Officer
                                             and President, IVZ Inc. (holding company), INVESCO
                                             Group Services, Inc. (service provider) and Invesco
                                             North American Holdings, Inc. (holding company);
                                             Director, Chief Executive Officer and President,
                                             Invesco Holding Company Limited (parent of Invesco Aim
                                             and a global investment management firm); Director,
                                             Invesco Ltd. and Chairman and Vice Chairman Investment
                                             Company Institute

Philip A. Taylor(2) - 1954           2006    Head of North American Retail and Senior Managing         None
Trustee and Executive Vice                   Director, Invesco Ltd.; Director, Chief Executive
President                                    Officer and President), Invesco Aim Advisors, Inc., and
                                             1371 Preferred Inc. (holding company); Director,
                                             Chairman, Chief Executive Officer and President,
                                             Invesco Aim Management Group, Inc. (financial services
                                             holding company) and Invesco Aim Capital Management,
                                             Inc. (registered investment advisor); Director and
                                             President, INVESCO Funds Group, Inc. (registered
                                             investment advisor and registered transfer agent) and
                                             AIM GP Canada Inc. (general partner for limited
                                             partnerships) Director, Invesco Aim Distributors, Inc.
                                             (registered broker dealer); Director and Chairman,
                                             Invesco Aim Investment Services, Inc. (registered
                                             transfer agent) and INVESCO Distributors, Inc.
                                             (registered broker dealer); Director, President and
                                             Chairman, INVESCO Inc. (holding company) and Invesco
                                             Canada Holdings Inc. (holding company); Chief Executive
                                             Officer, AIM Trimark Corporate Class Inc. (corporate
                                             mutual fund company) and AIM Trimark


------------
(1) Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

(2) Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
                                             Canada Fund Inc. (corporate mutual fund company);
                                             Director and Chief Executive Officer, Invesco Trimark
                                             Ltd./Invesco Trimark Ltee (registered investment
                                             advisor and registered transfer agent) and Invesco
                                             Trimark Dealer Inc. ((registered broker dealer);
                                             Trustee, President and Principal Executive Officer, The
                                             AIM Family of Funds--Registered Trademark-- (other than
                                             AIM Treasurer's Series Trust and Short-Term Investments
                                             Trust); Trustee and Executive Vice President, The AIM
                                             Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust and Short-Term Investments
                                             Trust only); and Manager, Invesco PowerShares Capital
                                             Management LLC

                                             Formerly: President, Invesco Trimark Dealer Inc. and
                                             Invesco Trimark Ltd./Invesco Trimark Ltee ; Director
                                             and President, AIM Trimark Corporate Class Inc. and AIM
                                             Trimark Canada Fund Inc.; Director and President,
                                             Invesco Trimark Ltd./Invesco Trimark Ltee; Senior
                                             Managing Director, Invesco Holding Company Limited;
                                             Trustee and Executive Vice President, Tax-Free
                                             Investments Trust; Director and Chairman, Fund
                                             Management Company (former registered broker dealer);
                                             President and Principal Executive Officer, The AIM
                                             Family of Funds--Registered Trademark-- (AIM
                                             Treasurer's Series Trust, Short-Term Investments Trust
                                             and Tax-Free Investments Trust only); President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                             Inc.

INDEPENDENT TRUSTEES

Bruce L. Crockett - 1944             1993    Chairman, Crockett Technology Associates (technology      ACE Limited (insurance
Trustee and Chair                            consulting company)                                       company); Captaris, Inc.
                                                                                                       (unified messaging
                                                                                                       provider); and
                                                                                                       Investment Company
                                                                                                       Institute

Bob R. Baker - 1936                  2003    Retired                                                   None
Trustee

Frank S. Bayley - 1939               2001    Retired                                                   None
Trustee
                                             Formerly: Director, Badgley Funds, Inc. (registered
                                             investment company) (2 portfolios)

James T. Bunch - 1942                2003    Founder, Green, Manning & Bunch Ltd. (investment          Board of Governors,
Trustee                                      banking firm)                                             Western Golf
                                                                                                       Association/Evans
                                                                                                       Scholars Foundation and
                                                                                                       Executive Committee,
                                                                                                       United States Golf
                                                                                                       Association

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
Albert R. Dowden - 1941              2000    Director of a number of public and private business       Board of Nature's
Trustee                                      corporations, including the Boss Group, Ltd. (private     Sunshine Products, Inc.
                                             investment and management); Reich & Tang Funds
                                             (registered investment company); Homeowners of America
                                             Holding Corporation/Homeowners of America Insurance
                                             Company (property casualty company)

                                             Formerly: Director, Continental Energy Services, LLC
                                             (oil and gas pipeline service); Director, CompuDyne
                                             Corporation (provider of product and services to the
                                             public security market and Annuity and Life Re
                                             (Holdings), Ltd (reinsurance company); Director,
                                             President and Chief Executive Officer, Volvo Group
                                             North America, Inc.; Annuity and Life Re (Holdings),
                                             Ltd. (reinsurance company); Senior Vice President, AB
                                             Volvo; Director of various public and private
                                             corporations

Jack M. Fields - 1952                1997    Chief Executive Officer, Twenty First Century Group,      Administaff
Trustee                                      Inc. (government affairs company); and Owner and Chief
                                             Executive Officer, Dos Angelos Ranch, L.P. (cattle,
                                             hunting, corporate entertainment), Discovery Global
                                             Education Fund (non-profit) and Cross Timbers Quail
                                             Research Ranch (non-profit)

                                             Formerly: Chief Executive Officer, Texana Timber LP
                                             (sustainable forestry company)

Carl Frischling - 1937               1980    Partner, law firm of Kramer Levin Naftalis and Frankel    Director, Reich & Tang
Trustee                                      LLP                                                       Funds (16 portfolios)

Prema Mathai-Davis - 1950            1998    Retired                                                   None
Trustee

Lewis F. Pennock - 1942              1981    Partner, law firm of Pennock & Cooper                     None
Trustee

Larry Soll - 1942                    2003    Retired                                                   None
Trustee

Raymond Stickel, Jr. - 1944          2005    Retired                                                   None
Trustee
                                             Formerly: Director, Mainstay VP Series Funds, Inc. (25
                                             portfolios)

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
OTHER OFFICERS

Karen Dunn Kelley - 1960             1989    Head of Invesco's World Wide Fixed Income and Cash        N/A
President and Principal                      Management Group; Vice President, Invesco Institutional
Executive Officer                            (N.A.), Inc. (registered investment advisor); Director
                                             of Cash Management and Senior Vice President, Invesco
                                             Aim Advisors, Inc. and Invesco Aim Capital Management,
                                             Inc.; Executive Vice President, Invesco Aim
                                             Distributors, Inc.; Senior Vice President, Invesco Aim
                                             Management Group, Inc.; Director, Invesco Mortgage
                                             Capital Inc.; President and Principal Executive
                                             Officer, The AIM Family of Funds--Registered
                                             Trademark-- (AIM Treasurer's Series Trust and
                                             Short-Term Investments Trust only); and Vice President,
                                             The AIM Family of Funds--Registered Trademark-- (other
                                             than AIM Treasurer's Series Trust and Short-Term
                                             Investments Trust)

                                             Formerly: President and Principal Executive Officer,
                                             Tax-Free Investments Trust; Director and President,
                                             Fund Management Company; Chief Cash Management Officer
                                             and Managing Director, Invesco Aim Capital Management,
                                             Inc.; and Vice President, Invesco Aim Advisors, Inc.
                                             and The AIM Family of Funds--Registered Trademark--
                                             (AIM Treasurer's Series Trust, Short-Term Investments
                                             Trust and Tax-Free Investments Trust only)

Russell C. Burk - 1958               2005    Senior Vice President and Senior Officer, The AIM         N/A
Senior Vice President and Senior             Family of Funds--Registered Trademark--
Officer
                                             Formerly: Director of Compliance and Assistant General
                                             Counsel, ICON Advisers, Inc.; Financial Consultant,
                                             Merrill Lynch; and General Counsel and Director of
                                             Compliance, ALPS Mutual Funds, Inc.

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
John M. Zerr - 1962                  2006    Director, Senior Vice President, Secretary and General    N/A
Senior Vice President, Chief                 Counsel, Invesco Aim Management Group, Inc., Invesco
Legal Officer and Secretary                  Aim Advisors, Inc. and Invesco Aim Capital Management,
                                             Inc.; Director, Senior Vice President and Secretary,
                                             Invesco Aim Distributors, Inc.; Director, Vice
                                             President and Secretary, Invesco Aim Investment
                                             Services, Inc. and INVESCO Distributors, Inc.; Director
                                             and Vice President, INVESCO Funds Group, Inc.; Senior
                                             Vice President, Chief Legal Officer and Secretary, The
                                             AIM Family of Funds--Registered Trademark--; and
                                             Manager, Invesco PowerShares Capital Management LLC

                                             Formerly: Director, Vice President and Secretary, Fund
                                             Management Company; Vice President, Invesco Aim Capital
                                             Management, Inc.; Chief Operating Officer and General
                                             Counsel, Liberty Ridge Capital, Inc. (an investment
                                             adviser); Vice President and Secretary, PBHG Funds (an
                                             investment company); and PBHG Insurance Series Fund (an
                                             investment company); Chief Operating Officer, General
                                             Counsel and Secretary, Old Mutual Investment Partners
                                             (a broker-dealer); and Old Mutual Fund Services (an
                                             administrator); General Counsel and Secretary, Old
                                             Mutual Shareholder Services (a shareholder servicing
                                             center); Executive Vice President, General Counsel and
                                             Secretary, Old Mutual Capital, Inc. (an investment
                                             adviser); and Vice President and Secretary, Old Mutual
                                             Advisors Funds (an investment company)

Lisa O. Brinkley - 1959              2004    Global Compliance Director, Invesco Ltd. Chief            N/A
Vice President                               Compliance Officer, Invesco Aim Distributors, Inc. and
                                             Invesco Aim Investment Services, Inc.; and Vice
                                             President, The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Senior Vice President, Invesco Aim Management
                                             Group, Inc.; Senior Vice President and Chief Compliance
                                             Officer, Invesco Aim Advisors, Inc. and The AIM Family
                                             of Funds--Registered Trademark--; Vice President and
                                             Chief Compliance Officer, Invesco Aim Capital
                                             Management, Inc. and Invesco Aim Distributors, Inc.;
                                             Vice President, Invesco Aim Investment Services, Inc.
                                             and Fund Management Company

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
Kevin M. Carome - 1956               2003    General Counsel, Secretary and Senior Managing            N/A
Vice President                               Director, Invesco Ltd.; Director, Invesco Holding
                                             Company Limited and INVESCO Funds Group, Inc.; Director
                                             and Executive Vice President, IVZ, Inc., Invesco Group
                                             Services, Inc., Invesco North American Holdings, Inc.
                                             and Investments (Bermuda) Ltd.; and Vice President, The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly: Senior Managing Director and Secretary,
                                             Invesco North American Holdings, Inc.; Vice President
                                             and Secretary, IVZ, Inc. and Invesco Group Services,
                                             Inc.; Senior Managing Director and Secretary, Invesco
                                             Holding Company Limited; Director, Senior Vice
                                             President, Secretary and General Counsel, Invesco Aim
                                             Management Group, Inc. and Invesco Aim Advisors, Inc.;
                                             Senior Vice President, Invesco Aim Distributors, Inc.;
                                             Director, General Counsel and Vice President, Fund
                                             Management Company; Vice President, Invesco Aim Capital
                                             Management, Inc. and Invesco Aim Investment Services,
                                             Inc.; Senior Vice President, Chief Legal Officer and
                                             Secretary, The AIM Family of Funds--Registered
                                             Trademark--; Director and Vice President, INVESCO
                                             Distributors, Inc.; and Chief Executive Officer and
                                             President, INVESCO Funds Group, Inc.

Sheri  Morris - 1964                 1999    Vice President, Treasurer and Principal Financial         N/A
Vice President, Treasurer and                Officer, The AIM Family of Funds--Registered
Principal Financial Officer                  Trademark--; Vice President, Invesco Aim Advisors,
                                             Inc., Invesco Aim Capital Management, Inc. and Invesco
                                             Aim Private Asset Management Inc.

                                             Formerly: Assistant Vice President and Assistant
                                             Treasurer, The AIM Family of Funds--Registered
                                             Trademark-- and Assistant Vice President, Invesco Aim
                                             Advisors, Inc., Invesco Aim Capital Management, Inc.
                                             and Invesco Aim Private Asset Management, Inc.

Lance A. Rejsek - 1967               2005    Anti-Money Laundering Compliance Officer, Invesco Aim     N/A
Anti-Money Laundering Compliance             Advisors, Inc., Invesco Aim Capital Management, Inc.,
Officer                                      Invesco Aim Distributors, Inc., Invesco Aim Investment
                                             Services, Inc., Invesco Aim Private Asset Management,
                                             Inc. and The AIM Family of Funds--Registered
                                             Trademark--

                                             Formerly: Anti-Money Laundering Compliance Officer,
                                             Fund Management Company

                                   TRUSTEE                                                                      OTHER
                                    AND/OR                                                                  TRUSTEESHIP(S)/
     NAME, YEAR OF BIRTH AND       OFFICER                                                                 DIRECTORSHIPS(S)
 POSITION(S) HELD WITH THE TRUST    SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE/DIRECTOR
--------------------------------   -------   -------------------------------------------------------   ------------------------
Todd L. Spillane - 1958              2006    Senior Vice President, Invesco Aim Management Group,      N/A
Chief Compliance Officer                     Inc.; Senior Vice President and Chief Compliance
                                             Officer, Invesco Aim Advisors, Inc. and Invesco Aim
                                             Capital Management, Inc.; Chief Compliance Officer, The
                                             AIM Family of Funds--Registered Trademark--, Invesco
                                             Global Asset Management (N.A.), Inc. (registered
                                             investment advisor), Invesco Institutional (N.A.), Inc.
                                             (registered investment advisor), INVESCO Private
                                             Capital Investments, Inc. (holding company), Invesco
                                             Private Capital, Inc. (registered investment advisor)
                                             and Invesco Senior Secured Management, Inc. (registered
                                             investment advisor); and Vice President, Invesco Aim
                                             Distributors, Inc. and Invesco Aim Investment Services,
                                             Inc.

                                             Formerly: Vice President, Invesco Aim Capital
                                             Management, Inc. and Fund Management Company

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2008



                                                             Aggregate Dollar Range of Equity Securities in All
                       Dollar Range of Equity Securities   Registered Investment Companies Overseen by Trustee in
Name of Trustee                    Per Fund                    The AIM Family of Funds--Registered Trademark--
---------------        ---------------------------------   ------------------------------------------------------
Martin L. Flanagan                   None                                       Over $100,000
Philip A. Taylor                     None                                           None
Bob R. Baker                         None                                       Over $100,000
Frank S. Bayley                      None                                       Over $100,000
James T. Bunch                       None                                       Over $100,000(3)
Bruce L. Crockett                    None                                       Over $100,000(3)
Albert R. Dowden                     None                                       Over $100,000
Jack M. Fields                       None                                       Over $100,000(3)
Carl Frischling                      None                                       Over $100,000(3)
Prema Mathai-Davis                   None                                       Over $100,000(3)
Lewis F. Pennock                     None                                       Over $100,000
Larry Soll                           None                                       Over $100,000(3)
Raymond Stickel, Jr.                 None                                       Over $100,000


----------
(3) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX D

                           TRUSTEE COMPENSATION TABLE


     Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco Aim during the year ended December 31, 2008:



                                                     RETIREMENT BENEFITS         ESTIMATED
                     AGGREGATE COMPENSATION FROM THE     ACCRUED BY               ANNUAL             TOTAL COMPENSATION FROM
TRUSTEE                         TRUST(1)               ALL AIM FUNDS(2)  BENEFITS UPON RETIREMENT(3)     ALL AIM FUNDS(4)
-------              ------------------------------- ------------------- --------------------------- -----------------------
Bob R. Baker                      77,031                   238,704                 170,766                    238,575
Frank S. Bayley                   81,834                   168,162                 139,500                    255,150
James T. Bunch                    70,558                   163,280                 139,500                    214,750
Bruce L. Crockett                151,496                    90,641                 139,500                    463,050
Albert R. Dowden                  82,635                   111,458                 139,500                    251,900
Jack M. Fields                    70,558                   122,832                 139,500                    214,750
Carl Frischling (5)               81,901                   101,872                 139,500                    252,650
Prema Mathai-Davis                76,230                   119,858                 139,500                    232,075
Lewis F. Pennock                  69,023                    92,166                 139,500                    208,250
Larry Soll                        76,230                   218,468                 161,105                    238,575
Raymond Stickel, Jr.              89,108                    68,859                 139,500                    270,200

OFFICER

Russell Burk                     164,019                       N/A                     N/A                    484,181



(1) Amounts shown are based on the fiscal year ended August 31, 2009. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended August 31, 2009, including earnings, was $162,315.



(2) During the fiscal year ended August 31, 2009, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $699,433.



(3) These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees' retirement and assumes each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as trustees of 12 registered investment companies advised by Invesco Aim.



(5) During the fiscal year ended August 31, 2009, the Trust paid $195,947 in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner in such firm.

                                   APPENDIX E

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                           INVESCO AIM ADVISORS, INC.

INVESCO AIM PROXY VOTING GUIDELINES
(Effective as of March 31, 2008)

The following Invesco Aim Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc and Invesco Aim Private Asset Management, Inc. (collectively, "Invesco Aim").(1)

INTRODUCTION

OUR BELIEF

The AIM Funds Boards of Trustees and Invesco Aim's investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders' and other account holders' interests. Our voting decisions are intended to enhance each company's total shareholder value over Invesco Aim's typical investment horizon.

Proxy voting is an integral part of Invesco Aim's investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim's proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients' economic interests, or to favor a particular client or business relationship to the detriment of others.

PROXY ADMINISTRATION

The Invesco Aim Proxy Committee (the "Proxy Committee") consists of members representing Invesco Aim's Investments, Legal and Compliance departments. Invesco Aim's Proxy Voting Guidelines (the "Guidelines") are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim's portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim's investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams' ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company's Board of Directors.

IMPORTANT PRINCIPLES UNDERLYING THE INVESCO AIM PROXY VOTING GUIDELINES

I.   ACCOUNTABILITY

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board's accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders' influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

     - Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards' key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim's standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.

          Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim's investment thesis on a company.

     - Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan ("poison pills") without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company's directors. In situations where directors' performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called "clawback" provisions.

     - Auditors and Audit Committee members. Invesco Aim believes a company's Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company's internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company's Audit Committee, or when ratifying a company's auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company's financial statements and reports.

     - Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

     - Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board's level of accountability to its shareholders.

     - Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

     - Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

     - Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company's board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

     - Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders' opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II.  INCENTIVES

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account's investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

     - Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company's performance under the executives' tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company's compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee's accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year's compensation record to an advisory shareholder vote, or so-called "say on pay" proposals.

     - Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan's estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock's current market price, or the ability to automatically replenish shares without shareholder approval.

     - Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

     - Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives' severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. CAPITALIZATION

Examples of management proposals related to a company's capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company's stated reasons for the request. Except where the request could adversely affect the fund's ownership stake or voting rights, AIM generally supports a board's decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim's investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV.  MERGERS, ACQUISITIONS AND OTHER CORPORATE ACTIONS

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V.   ANTI-TAKEOVER MEASURES

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing "poison pills", requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI.  SHAREHOLDER PROPOSALS ON CORPORATE GOVERNANCE

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company's corporate-governance standards indicate that such additional protections are warranted.

VII. SHAREHOLDER PROPOSALS ON SOCIAL RESPONSIBILITY

The potential costs and economic benefits of shareholder proposals seeking to amend a company's practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim's typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. ROUTINE BUSINESS MATTERS

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board's discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

SUMMARY

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim's decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company's stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

EXCEPTIONS

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company's proxy exceeds any anticipated benefits of that proxy proposal.

SHARE-LENDING PROGRAMS

One reason that some portion of Invesco Aim's position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower's name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company's proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund's full position.

"SHARE-BLOCKING"

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as "share-blocking." Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund's or other account's temporary inability to sell the security.

INTERNATIONAL CONSTRAINTS

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

EXCEPTIONS TO THESE GUIDELINES

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds' shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds' shareholders and other account holders, and will promptly inform the funds' Boards of Trustees of such vote and the circumstances surrounding it.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim's products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines;
(2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim's marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim's Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim's voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco Aim's asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

POLICIES AND VOTE DISCLOSURE

A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

FOOTNOTES

(1) AIM Funds not managed by Invesco Aim Advisors, Inc., are governed by the proxy voting policies of their respective sub-advisors. Proxy Voting Guidelines applicable to AIM CHINA FUND, AIM FLOATING RATE FUND, AIM GLOBAL REAL ESTATE FUND, AIM INTERNATIONAL CORE EQUITY FUND, AIM INTERNATIONAL TOTAL RETURN FUND, AIM JAPAN FUND, AIM LIBOR ALPHA FUND, AIM REAL ESTATE FUND, AIM S&P 500 INDEX FUND, AIM SELECT REAL ESTATE INCOME FUND, AIM STRUCTURED CORE FUND, AIM STRUCTURED GROWTH FUND, AIM STRUCTURED VALUE FUND, AIM TRIMARK ENDEAVOR FUND, AIM TRIMARK FUND, AIM TRIMARK SMALL COMPANIES FUND, SERIES C and SERIES M are available at our website, http://www.invescoaim.com.

                     Proxy policy applies to the following:
                   INVESCO ASSET MANAGEMENT DEUTSCHLAND, GMBH

                                 (INVESCO LOGO)

                              PROXY VOTING POLICY

                   INVESCO ASSET MANAGEMENT DEUTSCHLAND GMBH

                                                                   December 2007

                                 GENERAL POLICY

INVESCO has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will on a fund by fund basis, decide whether it will vote proxies and if so, for which parts of the portfolio it will voted for. If INVESCO decides to vote proxies, it will do so in accordance with the procedures set forth below. If the client retains in writing the right to vote or if INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith, it will refrain from voting.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and direct ISS how to vote the proxies as described below.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Voting Committee (PVC) of the International Structured Products Group and the Compliance Officer will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel or senior officers seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Voting Committee (PVC) of the International Structured Products Group. Upon review of the documentation and consultation with the individual and others as the PVC deems appropriate, the PVC together with the Compliance Officer may make a determination to override the ISS voting recommendation if they determine that it is in the best economic interests of clients.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information.

                              CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall determine how the proxy is to be voted and instruct accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Compliance Officer.

The following are examples of situations where a conflict may exist:

     - Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity and where clients' funds are invested in that company's shares, it will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the INVESCO person to report any real or potential conflict of interest of which such individual has actual knowledge to the Compliance Officer, who shall present any such information to the Head of Continental Europe Compliance. However, once a particular conflict has been reported to the Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Voting Committee (PVC) of the International Structured Products Group shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, the Proxy Voting Committee (PVC) of the International Structured Products Group must notify INVESCO's Compliance Officer with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee and to the Head of Continental Europe Compliance. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Voting Committee (PVC) of the International Structured Products Group together with the Compliance Officer shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

                          ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy

Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.

                                        ----------------------------------------
                                                       Print Name


                                        ----------------------------------------
                                                        Signature

------------------------------
             Date

                                INVESCO PERPETUAL

                         POLICY ON CORPORATE GOVERNANCE
                             (Updated February 2008)

1.   INTRODUCTION

     Invesco Perpetual (IP), the trading name of Invesco Asset Management Limited, has adopted a clear and considered policy towards its responsibility as a shareholder. As part of this policy, IP will take steps to satisfy itself about the extent to which the companies in which it invests comply with local recommendations and practices, such as the UK Combined Code issued by the Committee on Corporate Governance and/or the U.S. Department of Labor Interpretive Bulletins.

2.   RESPONSIBLE VOTING

     IP has a responsibility to optimise returns to its clients. As a core part of the investment process, Fund Managers will endeavour to establish a dialogue with management to promote company decision making that is in the best interests of shareholders, and is in accordance with good Corporate Governance principles.

     IP considers that shareholder activism is fundamental to good Corporate Governance. Whilst this does not entail intervening in daily management decisions, it does involve supporting general standards for corporate activity and, where necessary, taking the initiative to ensure those standards are met.

     One important means of putting shareholder responsibility into practice is via the exercising of voting rights. In deciding whether to vote shares, IP will take into account such factors as the likely impact of voting on management activity, and where expressed, the preference of clients. As a result of these two factors, IP will tend to vote on all UK and European shares, but to vote on a more selective basis on other shares. (See Appendix I - Voting on non-UK/European shares)

     IP considers that the voting rights attached to its clients' investments should be actively managed with the same duty of care as that applied to all other aspects of asset administration. As such, voting rights will be exercised on an informed and independent basis, and will not simply be passed back to the company concerned for discretionary voting by the Chairman. In doing this, IP will have in mind three objectives:

     i) To protect the rights of its clients

     ii) To minimize the risk of financial or business impropriety within the companies in which its clients are invested, and

     iii) To protect the long-term value of its clients' investments.

     It is important to note that, when exercising voting rights, a third option of abstention can also be used as a means of expressing dissatisfaction, or lack of support, to a Board on a particular issue. Additionally, in the event of a conflict of interest arising between IP and its clients over a specific issue, IP will either abstain or seek instruction from each client.

     IP will exercise actively the voting rights represented by the shares it manages on behalf of its investors.

Note: Share Blocking

Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

3.   VOTING PROCEDURES

     IP will endeavour to keep under regular review with trustees, depositaries and custodians the practical arrangements for circulating company resolutions and notices of meetings and for exercising votes in accordance with standing or special instructions.

     IP will endeavour to review regularly any standing or special instructions on voting and where possible, discuss with company representatives any significant issues.

     IP will take into account the implications of stock lending arrangements where this is relevant (that is, when stock is lent to the extent permitted by local regulations, the voting rights attaching to that stock pass to the borrower). If a stock is on loan and therefore cannot be voted, it will not necessarily be recalled in instances where we would vote with management. Individual IP Fund Managers enter securities lending arrangements at their own discretion and where they believe it is for the potential benefit of their investors.

4.   DIALOGUE WITH COMPANIES

     IP will endeavour, where practicable in accordance with its investment processes, to enter into a dialogue with companies based on the mutual understanding of objectives. This dialogue is likely to include regular meetings with company representatives to explore any concerns about corporate governance where these may impact on the best interests of clients. In discussion with Company Boards and senior non-Executive Directors, IP will endeavour to cover any matters with particular relevance to shareholder value.

     Specifically when considering resolutions put to shareholders, IP will pay attention to the companies' compliance with the relevant local requirements. In addition, when analyzing the company's prospects for future profitability and hence returns to shareholders, IP will take many variables into account, including but not limited to, the following:

     -    Nomination and audit committees

     -    Remuneration committee and directors' remuneration

     -    Board balance and structure

     -    Financial reporting principles

     -    Internal control system and annual review of its effectiveness

     -    Dividend and Capital Management policies

5.   NON-ROUTINE RESOLUTIONS AND OTHER TOPICS

     These will be considered on a case-by-case basis and where proposals are put to the vote will require proper explanation and justification by (in most instances) the Board. Examples of such would be all

     SRI issues (i.e. those with social, environmental or ethical connotations), political donations, and any proposal raised by a shareholder or body of shareholders (typically a pressure group).

     Apart from the three fundamental voting objectives set out under 'Responsible Voting' above, considerations that IP might apply to non-routine proposals will include:

     i) The degree to which the company's stated position on the issue could affect its reputation and/or sales, or leave it vulnerable to boycott or selective purchasing

     ii) What other companies have done in response to the issue

     iii) Whether implementation would achieve the objectives sought in the proposal

     iv) Whether the matter is best left to the Board's discretion.

6.   EVALUATION OF COMPANIES' CORPORATE GOVERNANCE ARRANGEMENTS

     IP will, when evaluating companies' governance arrangements, particularly those relating to board structure and composition, give due weight to all relevant factors drawn to their attention.

7.   DISCLOSURE

     On request from clients, IP will in good faith provide records of voting instructions given to third parties such as trustees, depositaries and custodians provided that

     (i) in IP's discretion, to do so does not conflict with the best interests of other clients and

     (ii) it is understood that IP will not be held accountable for the expression of views within such voting instructions and

     (iii) IP are not giving any assurance nor undertaking any obligation to ensure that such instructions resulted in any votes actually being cast. Records of voting instructions within the immediate preceding 3 months will not normally be provided.

Note: The record of votes will reflect the voting instruction of the relevant
      Fund Manager. This may not be the same as votes actually cast as IP is entirely reliant on third parties complying promptly with such instructions to ensure that such votes are cast correctly. Accordingly, the provision of information relating to an instruction does not mean that a vote was actually cast, just that an instruction was given in accordance with a particular view taken.

                                   APPENDIX I

                        VOTING ON NON-UK/EUROPEAN SHARES

When deciding whether to exercise the voting rights attached to its clients' non-UK/European shares, IP will take into consideration a number of factors. These will include:

     - the likely impact of voting on management activity, versus the cost to the client

     - the portfolio management restrictions (e.g. share blocking) that may result from voting

     -    the preferences, where expressed, of clients

Generally, IP will vote on non-UK/European shares by exception only, except where the client or local regulator expressly requires voting on all shares.

SHARE BLOCKING

     Generally, IP will not vote where this results in shares being blocked from trading for a period of more than a few hours. IP considers that it is not in the interest of clients that their shares are blocked at a potentially sensitive time, such as that around a shareholder meeting.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                    INVESCO ASSET MANAGEMENT (JAPAN) LIMITED

                               (Quick Translation)

                    INTERNAL RULES ON PROXY VOTING EXECUTION

(PURPOSE)

ARTICLE 1

INVESCO Asset Management (Japan) Limited (referred to as "INVESCO" thereafter)] assumes a fiduciary responsibility to vote proxies in the best interest of its trustors and beneficiaries. In addition, INVESCO acknowledges its responsibility as a fiduciary to vote proxies prudently and solely for the purpose of maximizing the economic values of trustors (investors) and beneficiaries. So that it may fulfill these fiduciary responsibilities to trustors (investors) and beneficiaries , INVESCO has adopted and implemented these internal rules reasonably designed to ensure that the business operations of the company to invest are appropriately conducted in the best interest of shareholders and are always monitored by the shareholders.

(PROXY VOTING POLICY)

ARTICLE 2

INVESCO exercises the voting right in the best interest of its trustors and beneficiaries not in the interests of the third parties. The interests of trustors and beneficiaries are defined as the increase of the value of the enterprise or the expansion of the economic value of the shareholders or to protect these values from the impairment.

(VOTING EXERCISE STRUCTURE)

ARTICLE 3

Please refer to the Article 2 of Proxy Voting basic Policy as per attached.

(PROXY VOTING GUIDELINES)

ARTICLE 4

Please refer to Proxy Voting Guidelines (Attachment 2).

(PROXY VOTING PROCESS)

ARTICLE 5

1. DOMESTIC EQUITIES

     (1) Notification on the shareholder meeting will be delivered to Operations from trustee banks which will be in turn forwarded to the person in charge of equities investment. The instruction shall be handled by Operations.

     (2) The person in charge of equities investment scrutinizes the subjects according to the "Screening Standard" and forward them to the proxy voting committee ("Committee").

     (3) In case of asking for the outside counsel, to forward our proxy voting guidelines("Guidelines") to them beforehand and obtain their advice

     (4) In either case of b. or c., the person in charge shall make proposal to the committee to ask for their "For", "Against", "Abstention", etc.

     (5) The committee scrutinizes the respective subjects and approves/disapproves with the quorum of two thirds according to the Guidelines.

     (6) In case where as to the subject which the Committee judges as inappropriate according to the Guidelines and/or the subject which cannot obtain the quorum, the Committee will be held again to discuss the subject.

2. FOREIGN EQUITIES

     (1) As to the voting exercise of the foreign equities, we shall consider the manners and customs of the foreign countries as well as the costs.

     (2) As to the voting process, the above process of the domestic equities shall be accordingly adjusted and applied.

(DISCLOSURE OF INFORMATION)

ARTICLE 6

In case of the request from the customers, we can disclose the content.

(VOTING RECORD)

ARTICLE 7

-    The Committee preserves the record of Attachment 1 for one year.

- The administration office is the Investment Division which shall preserve all the related documents of this voting process.

- Operations which handle the instruction shall preserve the instruction documents for 10 years after the termination of the ITM funds or the termination of the investment advisory contracts.

ARTICLE 8 AND ADDENDUM ARE OMITTED.

PROXY VOTING BASIC POLICY

1.   Basic Thought on Proxy Voting

     - INVESCO makes efforts to maximize the entrusted assets in terms of fiduciary duties in investing the funds entrusted by the trustors (investors) and the beneficiaries.

     - For the purpose of maximizing the invested assets and the value of the equities, INVESCO always monitors the invested companies to operate appropriately as a shareholder in the best interests of the shareholders.

     - From the above point of view, INVESCO has adopted and implemented this Proxy Voting Basic Policy and Proxy Voting Policy and Procedure to fulfill the proxy voting rights properly.

     - In exercising the proxy voting rights, INVESCO fulfills the voting rights in the benefits of the trustors (investors) and the beneficiaries not in the benefits of the third parties.

2.   Voting Process and Structure

     - INVESCO establishes the Proxy Voting Committee (referred to as "Committee" thereafter) which executes the proxy voting rights.

     - The Committee is composed of the chairman who is designated by Japanese Management Committee (referred to as "J-Mac" thereafter) and the members appointed by the chairman. Persons in charge of Investment Division and Legal & Compliance Division shall be mandatory members.

     - The Committee has been delegated the judgment power to execute the voting right from the J-Mac.

     - The Committee has worked out the subjects according to the pre-determined "Screening Standard" in terms of benefits of the shareholders and executes the voting rights based on the "Proxy Voting Guidelines".

     - The Committee is occasionally taken the advice from the outside parties according to the "Proxy Voting Guidelines".

          The Committee is held on a monthly basis and the result of the voting execution is to be reported to J-Mac on a monthly basis at least.

3.   Screening Standard

     For the purpose of efficient voting execution, INVESCO implements the following screening criteria. The companies fallen under this screening criteria shall be scrutinized according to "Voting Guidelines".

     (1)  Quantitative Standard

          1) Low profit margin of operational income and recurrent income for certain periods

          2)   Negative Net Assets/Insolvency

          3)   Extremely High Dividend Ratios or Low Dividend Ratios

     (2)  Qualitative Standard

          1) In breach of the substantial laws or anti-social activities for the past one year

          2) Impairment of the interests of the shareholders for the past one year

     (3)  Others

          1) External Auditor's Audit Report with the limited auditor's opinion

          2)   Shareholders' proposals

4.   Proxy Voting Guidelines

     (1)  General Subjects

          1)   Any violation of laws and anti-social activities?

          2) Inappropriate disclosure which impairs the interests of shareholders ?

          3)   Enough Business Improvement Efforts ?

     (2)  Subjects on Financial Statements
          Any reasonable reasons for Interest Appropriation/Loss Disposal?

     (3)  Amendments to Articles of Incorporations, etc
          Any possibility of the limitation to the shareholder's rights?

     (4)  Directors/Statutory Auditors
          Appointment of the unqualified person, or inappropriate amount of payment/gifts to the unqualified person?

     (5)  Capital Policy/Business Policy

          Unreasonable policy in terms of maximization of the shareholders' interests?

     (6)  Others

          1)   Shareholder's Proposals
               Contribution to the increase of the shareholders' economic interests?

          2)   Appointment of Auditor
               Any problem of independency?

Voting Screening Criteria & Decision Making Documents             (Attachment 1)

Company Name[ ]                                                                             Year   Month
---------------                                                                             ----   -----
Screening Criteria[ ] Quantitative Criteria[ ] consolidated or[ ] single[ ][ ]
                                                                                             Yes     No
Consecutive unprofitable settlements for the past 3 years
Consecutive Non dividend payments for the past 3 years
Operational loss for the most recent fiscal year
Negative net assets for the most recent fiscal year
Less than 10% or more than 100% of the dividend ratios for the most recent fiscal year
Screening Criteria/Qualitative Criteria
                                                                                             Yes     No
Substantial breach of the laws/anti-social activities for the past one year
   If Yes, describe the content of the breach of the law/anti-social activities[ ]
Others, especially, any impairment of the value of the shareholders for the past one year
   If Yes, describe the content of the impairment of the value of shareholders:
Others
                                                                                             Yes     No
External Auditor's report with the limited auditor's opinion
Shareholder's proposal

Person in charge of equities   Initial   Signature
investment

- If all Nos (arrow) No objection to the agenda of the shareholders' meeting

- If one or more Yes (arrow)(Person in charge of equities investment shall fill Out the blanks below and forward to the Committee)

Proposal on Voting Execution

Reason for judgment

Chairman   For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature
Member     For   Against   Initial   Signature

                                     (Attachment 2)

     Proxy Voting Guidelines

1.   PURPORT OF GUIDELINES

Pursuant to Article 2 of Proxy Voting Policy and Procedure, INVESCO has adopted and implemented the following guidelines and hereby scrutinizes and decides the subjects one by one in light of the guidelines.

2.   GUIDELINES

     (1)  General Subjects

          1)   Any violation of laws and anti-social activities ?

               - To scrutinize and judge respectively the substantial impact over the company's business operations by the above subjects or the impairment of the shareholders' economic value.

          2) Inappropriate disclosure which impairs the interests of shareholders ?

               - To scrutinize and judge respectively the potential impairment of the shareholder's economic value.

          3)   Enough Business Improvement Efforts ?

               - Although the continuous extremely unprofitable and the extremely bad performance, the management is in short of business improvement efforts. To scrutinize and judge respectively the cases.

     (2)  Subjects on Financial Statements

          1)   Interest Appropriation Plan

               (1)  Interest Appropriation Plan (Dividends)

                    - To basically approve unless the extremely overpayment or minimum payment of the dividends

               (2) Interest Appropriation Plan (Bonus payment to corporate officers)

                    - To basically agree but in case where the extremely unprofitable, for example, the consecutive unprofitable and no dividend payments or it is apparent of the impairment of -- the shareholder's value, to request to decrease the amount or no bonus payment.

               (3) To basically disagree to the interest appropriation plan if no dividend payments but to pay the bonus to the corporate officers without prior assessment.

          2)   Loss Disposal Plan

                    To scrutinize and judge respectively

     (3)  Amendments to Articles of Incorporation, etc.

          1.   Company Name Change/Address Change, etc.

          2.   Change of Purpose/Method of Public Announcement

          3.   Change of Business Operations, etc.

          4.   Change of Stipulations on Shareholders/Shareholders Meeting

          5. Change of Stipulations on Directors/Board of Directors/Statutory Auditors

                    - To basically approve however, in case of the possibility of the limitation to the shareholders' rights, to judge respectively

     (4)  Subjects on Corporate Organization

          1)   Composition of Board of Directors Meeting, etc

               - To basically approve the introduction of "Committee Installation Company "or "Substantial Asset Control Institution"

               - To basically approve the introduction of the corporate officer institution. Provided, however, that in case where all directors are concurrent with those committee members and the institutions, to basically disagree. In case of the above introduction, to basically disapprove to the decrease of the board members or adjustment of the remuneration.

          2)   Appointment of Directors

               - To basically disagree in case where the increase of the board members which is deemed to be overstaffed and no explanatory comments on the increase. In case of 21 or more board members, to respectively judge.

               - To basically disagree the re-appointment of the existing directors in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          3)   Appointment of Outside Directors

               - To basically agree after the confirmation of its independency based on the information obtained from the possible data sources.

               -    To basically disagree the decrease in number.

               - To basically disagree the job concurrence of the competitors' CEO, COO,CFO or concurrence of the outside directors of 4 or more companies.

               - To basically disagree in case of no-independence of the company

               - To basically disagree the extension of the board of directors' term.

          4)   Appointment of Statutory Auditors

               - To basically disagree the appointment of the candidate who is appointed as a director and a statutory auditor by turns.

               - To basically disagree the re-appointment of the existing directors in case where the scandal of the breach of the laws and the anti-social activities occurred and caused the substantial impact over the business operations during his/her assignment.

          5)   Appointment of Outside Statutory Auditors

               - To basically disagree in case where the outside statutory auditor is not actually the outside auditor (the officer or employee of the parent company, etc.)

               - To basically disagree in case where the reason of the decrease in the number is not clearly described.

               - To basically agree in case where the introduction of the "Statutory Auditor Appointment Committee" which includes plural outside statutory auditors.

     (5)  Officer Remuneration/officer Retirement Allowances

          1)   Officer Remuneration

               - To basically disagree the amendment of the officer remuneration (unless the decrease in amount or no payment) in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

               - To basically disagree and scrutinize respectively in case where no sufficient explanation of the substantial increase (10% or more per head), or no decrease of the remuneration amount if the number of the officers decrease.

          2)   Officer Retirement Allowance

               -    To basically approve

               - To basically disapprove in case where the payment of the allowance to the outside statutory auditors and the outside directors.

               - To basically disapprove in case where the officer resigned or retired during his/her assignment due to the scandal of the breach of the laws and the anti-social activities.

               - To basically disagree in case where the consecutive unprofitable settlements for the past 3 years and the consecutive 3 year no dividend payments, or the consecutive decrease in the net profits for the past 5 years.

     (2)  Capital Policy/Business Policy

          1)   Acquisition of Own shares

               -    To basically approve

               - To basically approve the disposition of the own sharers if the disposition ratio of less than 10% of the total issued shares and the shareholders' equities. In case of 10% or more, to respectively scrutinize.

          2)   Capital Reduction

                    To basically disagree in case where the future growth of the business might be substantially decreased.

          3)   Increase of the authorized capital

               - To basically disagree in case of the substantial increase of the authorized capital taking into consideration the dilution of the voting right (10% or more) and incentive.

          4) Granting of the stock options to Directors, Statutory Auditors and Employees

               -    To basically approve

               - To basically disagree in case where the substantial dilution of the value of the stocks (the potential dilution ration is to increase 5% of the total issued stock number) will occur and accordingly decrease of the shareholders' interests.

               - To basically disagree in case where the exercise price is deviated by 10% or more from the market value as of the fiscal year-end

               - To basically disagree the decrease of the exercise price (re-pricing)

                    - To basically disagree in case where the exercise term remains less than 1 year.

                    - To basically disagree in case the scope of the option granted objectives (transaction countereparties)is not so closely connected with the better performance.

          5)   Mergers and Acquisitions

               - To basically disagree in case where the terms and conditions are not advantageous and there is no assessment base by the thirdparty.

               - To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable in comparison with the business strategy.

          6)   Business Transfer/Acceptance

                    To basically disagree in case where the content of the mergers and acquisitions can not be deemed to be reasonable and extremely unprofitable in comparison with the business strategy.

          7)   Capital Increase by the allocation to the thirdparties

               -    To basically analyze on a case by case basis

               - Provided, however, that to basically approve in case where the companies under the financial difficulties executes as the restructuring of the business.

     (7)  Others

          1)   Appointment of Accountant

               -    To basically approve

               -    To basically disapprove on suspicion of its independency.

               - To scrutinize the subjects in case where the decline of the re-appointment due to the conflict of the audit policy.

          2)   Shareholders' proposal

                    To basically analyze on a case by case basis

                    The basic judgment criterion is the contribution to the increase of the shareholders' value. However, to basically disapprove in case where to maneuver as a method to resolve the specific social and political problems.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                            INVESCO AUSTRALIA LIMITED

                               PROXY VOTING POLICY

1.   Purpose of this Policy

     INVESCO recognises its fiduciary obligation to act in the best interests of all clients, be they superannuation trustees, institutional clients, unit-holders in managed investment schemes or personal investors. One way INVESCO represents its clients in matters of corporate governance is through the proxy voting process.

     This document sets out INVESCO's policy in relation to proxy voting. It has been approved by the INVESCO Australia Limited Board.

2.   Scope

     This policy applies to all INVESCO portfolios with the following exceptions:

     - "index" or "index like" funds where, due to the nature of the funds, INVESCO will generally abstain from voting;

     - private client or discrete wholesale mandates, where the voting policy has been agreed within the mandate;

     - where investment management of an international fund has been delegated to an overseas AMVESCAP or INVESCO company, proxy voting will rest with that delegated manager.

3.   Policy

     In accordance with industry practices and the IFSA standard on proxy voting, our policy is as follows:

     - INVESCO's overriding principle is that votes will be cast in the best economic interests of investors.

     - INVESCO's intention is to vote on all Australian Company shareholder resolutions however it recognizes that in some circumstances it would be inappropriate to vote, or its vote may be immaterial. INVESCO will generally abstain from voting on "routine" company resolutions (eg approval of financial accounts or housekeeping amendments to Articles of Association or Constitution) unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question (a significant proportion in this context means 5% or more of the market capitalization of the company).

     - INVESCO will always vote on the following issues arising in company Annual General Meetings where it has the authority to do so on behalf of clients.

          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

          -    employee and executive share and option schemes;

          -    approval of changes of substantial shareholdings;

          -    mergers or schemes of arrangement; and

          -    approval of major asset sales or purchases.

     - Management agreements or mandates for individually-managed clients will provide direction as to who has responsibility for voting.

     - In the case of existing management agreements which do not contain a provision concerning voting authority or are ambiguous on the subject, INVESCO will not vote until clear instructions have been received from the client.

     - In the case of clients who wish to place special conditions on the delegation of proxy voting powers, INVESCO will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     - In considering proxy voting issues arising in respect of unit-holders in managed investment schemes, INVESCO will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unit-holders in the scheme as a whole. INVESCO cannot accept instructions from individual unit-holders as to the exercise of proxy voting authority in a particular instance.

     - In order to facilitate its proxy voting process, INVESCO may retain a professional proxy voting service to assist with in-depth proxy research, vote execution, and the necessary record keeping.

4.   Reporting and Disclosure

     A written record will be kept of the voting decision in each case, and of the reasons for each decision (including abstentions).

     INVESCO will disclose on an annual basis, a summary of its proxy voting statistics on its website as required by IFSA standard No. 13 - Proxy Voting.

5.   Conflicts of Interest

     All INVESCO employees are under an obligation to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of clients.

     INVESCO acknowledges that conflicts of interest do arise and where a conflict of interest is considered material, INVESCO will not vote until a resolution has been agreed upon and implemented.

                              PROXY POLICY APPLIES
                                TO THE FOLLOWING:
                            INVESCO HONG KONG LIMITED

                            INVESCO HONG KONG LIMITED

                               PROXY VOTING POLICY

                                  8 APRIL 2004

TABLE OF CONTENTS

Introduction                                             2
1. Guiding Principles                                    3
2. Proxy Voting Authority                                4
3. Key Proxy Voting Issues                               7
4. Internal Admistration and Decision-Making Process    10
5. Client Reporting                                     12

INTRODUCTION

     This policy sets out Invesco's approach to proxy voting in the context of our broader portfolio management and client service responsibilities. It applies to Asia related equity portfolios managed by Invesco on behalf of individually-managed clients and pooled fund clients

     Invesco's proxy voting policy is expected to evolve over time to cater for changing circumstances or unforeseen events.

1. GUIDING PRINCIPLES

     1.1 Invesco recognizes its fiduciary obligation to act in the best interests of all clients, be they retirement scheme trustees, institutional clients, unitholders in pooled investment vehicles or personal investors. The application of due care and skill in exercising shareholder responsibilities is a key aspect of this fiduciary obligation.

     1.2 The sole objective of Invesco's proxy voting policy is to promote the economic interests of its clients. At no time will Invesco use the shareholding powers exercised in respect of its clients' investments to advance its own commercial interests, to pursue a social or political cause that is unrelated to clients' economic interests, or to favor a particular client or other relationship to the detriment of others.

     1.3 Invesco also recognizes the broader chain of accountability that exists in the proper governance of corporations, and the extent and limitations of the shareholder's role in that process. In particular, it is recognized that company management should ordinarily be presumed to be best placed to conduct the commercial affairs of the enterprise concerned, with prime accountability to the enterprise's Board of Directors which is in turn accountable to shareholders and to external regulators and exchanges. The involvement of Invesco as an institutional shareholder will not extend to interference in the proper exercise of Board or management responsibilities, or impede the ability of companies to take the calculated commercial risks which are essential means of adding value for shareholders.

     1.4 The primary aim of the policy is to encourage a culture of performance among investee companies, rather than one of mere conformance with a prescriptive set of rules and constraints. Rigid adherence to a checklist approach to corporate governance issues is of itself unlikely to promote the maximum economic performance of companies, or to cater for circumstances in which non-compliance with a checklist is appropriate or unavoidable.

     1.5 Invesco considers that proxy voting rights are an asset which should be managed with the same care as any other asset managed on behalf of its clients.

2. PROXY VOTING AUTHORITY

     2.1 An important dimension of Invesco's approach to corporate governance is the exercise of proxy voting authority at the Annual General Meetings or other decision-making forums of companies in which we manage investments on behalf of clients.

     2.2 An initial issue to consider in framing a proxy voting policy is the question of where discretion to exercise voting power should rest - with Invesco as the investment manager, or with each individual client? Under the first alternative, Invesco's role would be both to make voting decisions on clients' behalf and to implement those decisions. Under the second alternative, Invesco would either have no role to play, or its role would be limited solely to implementing voting decisions under instructions from our clients.

     2.3 In addressing this issue, it is necessary to distinguish the different legal structures and fiduciary relationships which exist as between individually-managed clients, who hold investments directly on their own accounts, and pooled fund clients, whose investments are held indirectly under a trust structure.

     2.4  INDIVIDUALLY-MANAGED CLIENTS

     2.4.1 As a matter of general policy, Invesco believes that unless a client's mandate gives specific instructions to the contrary, discretion to exercise votes should normally rest with the investment manager, provided that the discretion is always exercised in the client's interests alone.

     2.4.2 The reason for this position is that Invesco believes that, with its dedicated research resources and ongoing monitoring of companies, an investment manager is usually better placed to identify issues upon which a vote is necessary or desirable. We believe it is also more practical that voting discretion rests with the party that has the authority to buy and sell shares, which is essentially what investment managers have been engaged to do on behalf of their clients.

     2.4.3 In cases where voting authority is delegated by an individually-managed client, Invesco recognizes its responsibility to be accountable for the decisions it makes. If a client requires, an appropriate reporting mechanism will be put in place.

     2.4.4 While it is envisaged that the above arrangements will be acceptable in the majority of cases, it is recognized that some individually-managed clients will wish to retain voting authority for themselves, or to place conditions on the circumstances in which it can be exercised by investment managers. In practice, it is believed that this option is generally only likely to arise with relatively large clients such as trustees of major superannuation funds or statutory corporations which have the resources to develop their own policies and to supervise their implementation by investment managers and custodians. In particular, clients who have multiple equity managers and utilize a master custody arrangement may be more likely to consider retaining voting authority in order to ensure consistency of approach across their total portfolio.

     2.4.5 In any event, whatever decision is taken as to where voting authority should lie, Invesco believes that the matter should be explicitly covered by the terms of the investment management agreement and clearly understood by the respective parties.

     2.4.6 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for individually-managed clients:

          PROXY VOTING AUTHORITY

          Individually-Managed Clients

          Unless an individually-managed client wishes to retain proxy voting authority, Invesco will assume proxy voting authority by way of delegation from the client, provided that the allocation of proxy voting responsibility is clearly set out in the investment management agreement.

          In the case of clients who wish to place special conditions on the delegation of proxy voting powers, Invesco will endeavour to accommodate those clients' requirements as far as practicable, subject to any administrative obstacles or additional costs that might arise in implementing the conditions.

     2.5  POOLED FUND CLIENTS

     2.5.1 The legal relationship between an investment manager and its pooled fund clients is different in a number of important respects from that applying to individually-managed clients. These differences have a bearing on how proxy voting authority is exercised on behalf of pooled fund clients.

     2.5.2 These legal relationships essentially mean that the manager is required to act solely in the collective interests of unitholders at large rather than as a direct agent or delegate of each unitholder. On the issue of proxy voting, as with all other aspects of our client relationships, Invesco will naturally continue to be receptive to any views and concerns raised by its pooled fund clients. However, the legal relationship that exists means it is not possible for the manager to accept instructions from a particular pooled fund client as to how to exercise proxy voting authority in a particular instance.

     2.5.3 As in the case of individually-managed clients who delegate their proxy voting authority, Invesco's accountability to pooled fund clients in exercising its fiduciary responsibilities is best addressed as part of the manager's broader client relationship and reporting responsibilities.

     2.5.4 Accordingly, Invesco will pursue the following policies with respect to the exercise of proxy voting authority for pooled fund clients:

          PROXY VOTING AUTHORITY

          Pooled Fund Clients

          In considering proxy voting issues arising in respect of pooled fund shareholdings, Invesco will act solely in accordance with its fiduciary responsibility to take account of the collective interests of unitholders in the pooled fund as a whole.

          Invesco cannot accept instructions from individual unitholders as to the exercise of proxy voting authority in a particular instance.

3. KEY PROXY VOTING ISSUES

     3.1 This section outlines Invesco's intended approach in cases where proxy voting authority is being exercised on clients' behalf.

     3.2 Invesco will vote on all material issues at all company meetings where it has the voting authority and responsibility to do so. We will not announce our voting intentions and the reasons behind them.

     3.3 Invesco applies two underlying principles. First, our interpretation of 'material voting issues' is confined to those issues which affect the value of shares we hold on behalf of clients and the rights of shareholders to an equal voice in influencing the affairs of companies in proportion to their shareholdings. We do not consider it appropriate to use shareholder powers for reasons other than the pursuit of these economic interests. Second, we believe that a critical factor in the development of an optimal corporate governance policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' portfolios through investment performance and client service.

     3.4 In order to expand upon these principles, Invesco believes it is necessary to consider the role of proxy voting policy in the context of broader portfolio management and administrative issues which apply to our investment management business as a whole. These are discussed as follows.

     3.5  PORTFOLIO MANAGEMENT ISSUES - ACTIVE EQUITY PORTFOLIOS

     3.5.1 While recognizing in general terms that issues concerning corporate governance practices can have a significant bearing on the financial performance of companies, the primary criterion for the selection and retention of a particular stock in active equity portfolios remains our judgment that the stock will deliver superior investment performance for our clients, based on our investment themes and market analysis.

     3.5.2 In view of these dynamics, Invesco does not consider it feasible or desirable to prescribe in advance comprehensive guidelines as to how it will exercise proxy voting authority in all circumstances. The primary aim of Invesco's approach to corporate governance is to encourage a culture of performance among the companies in which we manage investments in order to add value to our clients' portfolios, rather than one of mere conformance with a prescriptive set of rules and constraints.

     3.5.3 Nevertheless, Invesco has identified a limited range of issues upon which it will always exercise proxy voting authority - either to register disapproval of management proposals or to demonstrate support for company initiatives through positive use of voting powers. These issues are outlined as follows:

          KEY VOTING ISSUES

          Major Corporate Proposals

          Invesco will always vote on the following issues arising in company General Meetings where it has the authority to do so on behalf of clients.

          - contentious issues (eg. issues of perceived national interest, or where there has been extensive press coverage or public comment);

          -    approval of changes of substantial shareholdings;

          -    mergers or schemes of arrangement; and

          -    approval of major asset sales or purchases.

          As a general rule, Invesco will vote against any actions that will reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments, unless balanced by reasonable increase in net worth of the shareholding.

          Where appropriate, Invesco will also use voting powers to influence companies to adopt generally accepted best corporate governance practices in areas such as board composition, disclosure policies and the other areas of recommended corporate governance practice.

          Invesco's approach to significant proxy voting issues which fall outside these areas will be addressed on their merits.

     3.6  ADMINISTRATIVE ISSUES

     3.6.1 In addition to the portfolio management issues outlined above, Invesco's proxy voting policy also takes account of administrative and cost implications, together with the size of our holdings as compared to the issue size, involved in the exercise of proxy voting authority on our clients' behalf.

     3.6.2 There are practical constraints to the implementation of proxy voting decisions. Proxy voting is a highly seasonal activity, with most company Annual General Meetings being collapsed into a few months, with short deadlines for the distribution and return of notice papers, multiple resolutions from multiple companies being considered simultaneously, and under a legal system which is essentially dependent upon paper-based communication and record-keeping.

     3.6.3 In addition, for investment managers such as Invesco who do not invest as principals and who consequently do not appear directly on the share registers of companies, all of these communications are channeled through external custodians, among whom there is in turn a considerable variation in the nature and quality of systems to deal with the flow of information.

     3.6.4 While Invesco has the systems in place to efficiently implement proxy voting decisions when required, it can be seen that administrative and cost considerations by necessity play an important role in the application of a responsible proxy voting policy. This is particularly so bearing in mind the extremely limited time period within which voting decisions must often be made and implemented (which can in practice be as little as a few days). This factor also explains why Invesco resists any suggestion that there should be compulsory proxy voting on all issues, as in our view this would only increase the costs to be borne by our clients with very little practical improvement in corporate performance in most cases.

     3.6.5 These administrative constraints are further highlighted by the fact that many issues on which shareholders are in practice asked to vote are routine matters relating to the ongoing administration of the company - eg. approval of financial accounts or housekeeping amendments to Articles of Association. Generally in such cases, we will be in favor of the motion as most companies take seriously their duties and are acting in the best interests of shareholders. However, the actual casting of a "yes" vote on all such resolutions in our view would entail an unreasonable administrative workload and cost.

     3.6.6 Accordingly, Invesco believes that an important consideration in the framing of a proxy voting policy is the need to avoid unduly diverting resources from our primary responsibilities to add value to our clients' investments through portfolio management and client service. The policies outlined below have been prepared on this basis.

          KEY PROXY VOTING ISSUES

          Administrative Constraints

          In view of the administrative constraints and costs involved in the exercise of proxy voting powers, Invesco may (depending on circumstances) not exercise its voting right unless its clients' portfolios in aggregate represent a significant proportion of the shareholdings of the company in question.

          A significant proportion in this context means 5% or more of the market capitalization of the company.

4. INTERNAL ADMINISTRATION & DECISION-MAKING PROCESS

     4.1 The following diagram illustrates the procedures adopted by Invesco for the administration of proxy voting:

                 --------------------------
                 |                        |
                 |         COMPANY        |
                 |                        |
                 --------------------------
                              |
                              |   Notice Paper
                             \|/
     ----------------------------------------------------------------------------------------------------------------
     |               |               |               |               |               |               |              |
     |   Custodian   |   Custodian   |   Custodian   |   Custodian   |   Custodian   |   Custodian   |   Custodian  |   (etc)
     |     No. 1     |     No. 2     |     No. 3     |     No. 4     |     No. 5     |     No. 6     |     No. 7    |
     |               |               |               |               |               |               |              |
     ----------------------------------------------------------------------------------------------------------------
                           |    /|\
Courier/Fax advice         |     |
                          \|/    |
                 --------------------------
                 |                        |/
                 |   IAL Settlement Team  |-----|
                 |                        |\    |
                 --------------------------     |
                              |                 |
                              |    Memo         |
                             \|/                |
                 --------------------------     |
                 |                        |     |
                 |     Primary Equity     |     |      Advise decision
                 | Investment Manager for |     |      (return email)
                 |     relevant market    |     |
                 |                        |     |
                 --------------------------     |
                              |                 |
                              |    Decision     |
                             \|/                |
                 --------------------------     |
                 |                        |/    |
                 |          Vote          |-----|
                 |                        |\
                 --------------------------

     4.2 As shown by the diagram, a central administrative role is performed by our Settlement Team, located within the Client Administration section. The initial role of the Settlement Team is to receive company notice papers via the range of custodians who hold shares on behalf of our clients, to ascertain which client portfolios hold the stock, and to initiate the decision-making process by distributing the company notice papers to the Primary Investment Manager responsible for the company in question.

     4.3 A voting decision on each company resolution (whether a yes or no vote, or a recommended abstention) is made by the Primary Investment Manager responsible for the company in question. Invesco believes that this approach is preferable to the appointment of a committee with responsibility for handling voting issues across all companies, as it takes advantage of the expertise of individuals whose professional lives are occupied by analyzing particular companies and sectors, and who are familiar with the issues facing particular companies through their regular company visits.

     4.4 Moreover, the Primary Equity Manager has overall responsibility for the relevant market and this ensures that similar issues which arise in different companies are handled in a consistent way across the relevant market.

     4.5 The voting decision is then documented and passed back to the Settlement Team, who issue the voting instructions to each custodian in advance of the closing date for receipt of proxies by the company. At the same time, the Settlement Team logs all proxy voting activities for record keeping or client reporting purposes.

     4.6 A key task in administering the overall process is the capture and dissemination of data from companies and custodians within a time frame that makes exercising votes feasible in practice. This applies particularly during the company Annual General Meeting "season", when there are typically a large number of proxy voting issues under consideration simultaneously. Invesco has no control over the former dependency and Invesco's ability to influence a custodian's service levels are limited in the case of individually-managed clients, where the custodian is answerable to the client.

     4.7 The following policy commitments are implicit in these administrative and decision-making processes:

          INTERNAL ADMINISTRATION AND DECISION-MAKING PROCESS

          Invesco will consider all resolutions put forward in the Annual General Meetings or other decision-making forums of all companies in which investments are held on behalf of clients, where it has the authority to exercise voting powers. This consideration will occur in the context of our policy on Key Voting Issues outlined in Section 3.

          The voting decision will be made by the Primary Investment Manager responsible for the market in question.

          A written record will be kept of the voting decision in each case, and in case of an opposing vote, the reason/comment for the decision.

          Voting instructions will be issued to custodians as far as practicable in advance of the deadline for receipt of proxies by the company. Invesco will monitor the efficiency with which custodians implement voting instructions on clients' behalf.

          Invesco's ability to exercise proxy voting authority is dependent on timely receipt of notification from the relevant custodians.

5. CLIENT REPORTING

     5.1  Invesco will keep records of its proxy voting activities.

     5.2 Upon client request, Invesco will regularly report back to the client on proxy voting activities for investments owned by the client.

     5.2 The following points summarise Invesco's policy commitments on the reporting of proxy voting activities to clients (other than in cases where specific forms of client reporting are specified in the client's mandate):

          CLIENT REPORTING

          Where proxy voting authority is being exercised on a client's behalf, a statistical summary of voting activity will be provided on request as part of the client's regular quarterly report.

          Invesco will provide more detailed information on particular proxy voting issues in response to requests from clients wherever possible.

                     PROXY POLICY APPLIES TO THE FOLLOWING:
                       INVESCO INSTITUTIONAL (N.A.), INC.
                  INVESCO GLOBAL ASSET MANAGEMENT (N.A.), INC.
                     INVESCO SENIOR SECURED MANAGEMENT, INC.

                                 (INVESCO LOGO)

                              PROXY VOTING POLICIES

                                       AND

                                   PROCEDURES

                                                                   April 1, 2006

                                 GENERAL POLICY

INVESCO Institutional (N.A.), Inc. and its wholly-owned subsidiaries, and INVESCO Global Asset Management (N.A.), Inc. (collectively, "INVESCO"), each has responsibility for making investment decisions that are in the best interests of its clients. As part of the investment management services it provides to clients, INVESCO may be authorized by clients to vote proxies appurtenant to the shares for which the clients are beneficial owners.

INVESCO believes that it has a duty to manage clients' assets in the best economic interests of the clients and that the ability to vote proxies is a client asset.

INVESCO reserves the right to amend its proxy policies and procedures from time to time without prior notice to its clients.

                              PROXY VOTING POLICIES

VOTING OF PROXIES

INVESCO will vote client proxies in accordance with the procedures set forth below unless the client for non-ERISA clients retains in writing the right to vote, the named fiduciary (e.g., the plan sponsor) for ERISA clients retains in writing the right to direct the plan trustee or a third party to vote proxies or INVESCO determines that any benefit the client might gain from voting a proxy would be outweighed by the costs associated therewith.

BEST ECONOMIC INTERESTS OF CLIENTS

In voting proxies, INVESCO will take into consideration those factors that may affect the value of the security and will vote proxies in a manner in which, in its opinion, is in the best economic interests of clients. INVESCO endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients.

ISS SERVICES

INVESCO has contracted with Institutional Shareholder Services ("ISS"), an independent third party service provider, to vote INVESCO's clients' proxies according to ISS's proxy voting recommendations. In addition, ISS will provide proxy analyses, vote recommendations, vote execution and record-keeping services for clients for which INVESCO has proxy voting responsibility. On an annual basis, INVESCO will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and
(ii) can make such recommendations in an impartial manner and in the best economic interest of INVESCO's clients. This may include a review of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interests and obtaining information about the work ISS does for corporate issuers and the payments ISS receives from such issuers.

Custodians forward proxy materials for clients who rely on INVESCO to vote proxies to ISS. ISS is responsible for exercising the voting rights in accordance with the ISS proxy voting guidelines. If INVESCO receives proxy materials in connection with a client's account where the client has, in writing, communicated to INVESCO that the client, plan fiduciary or other third party has reserved the right to vote proxies, INVESCO will forward to the party appointed by client any proxy materials it receives with respect to the account. In order to avoid voting proxies in circumstances where INVESCO, or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has engaged ISS to provide the proxy analyses, vote recommendations and voting of proxies.

In the event that (i) ISS recuses itself on a proxy voting matter and makes no recommendation or (ii) INVESCO decides to override the ISS vote recommendation, the Proxy Committee will review the issue and direct ISS how to vote the proxies as described below.

PROXY COMMITTEE

The Proxy Committee shall have seven (7) members, which shall include representatives from portfolio management, operations, and legal/compliance or other functional departments as deemed appropriate who are knowledgeable regarding the proxy process. A majority of the members of the Proxy Committee shall constitute a quorum and the Proxy Committee shall act by a majority vote. The chair of the Proxy Committee shall be chosen by the Chief Compliance Officer of INVESCO. The Proxy Committee shall keep minutes of its meetings that shall be kept with the proxy voting records of INVESCO. The Proxy Committee will appoint a Proxy Manager to manage the proxy voting process, which includes the voting of proxies and the maintenance of appropriate records.

Proxy Committee meetings shall be called by the Proxy Manager when override submissions are made and in instances when ISS has recused itself from a vote recommendation. In these situations, the Proxy Committee shall meet and determine how proxies are to be voted in the best interests of clients.

The Proxy Committee periodically reviews new types of corporate governance issues, evaluates proposals not addressed by the ISS proxy voting guidelines in instances when ISS has recused itself, and determines how INVESCO should vote. The Committee monitors adherence to these Procedures, industry trends and reviews the ISS proxy voting guidelines.

ISS RECUSAL

When ISS makes no recommendation on a proxy voting issue or is recused due to a conflict of interest, the Proxy Committee will review the issue and, if INVESCO does not have a conflict of interest, direct ISS how to vote the proxies. In such cases where INVESCO has a conflict of interest, INVESCO, in its sole discretion, shall either (a) vote the proxies pursuant to ISS's general proxy voting guidelines, (b) engage an independent third party to provide a vote recommendation, or (c) contact its client(s) for direction as to how to vote the proxies.

OVERRIDE OF ISS RECOMMENDATION

There may be occasions where the INVESCO investment personnel, senior officers or a member of the Proxy Committee seek to override ISS's recommendations if they believe that ISS's recommendations are not in accordance with the best economic interests of clients. In the event that an individual listed above in this section disagrees with an ISS recommendation on a particular voting issue, the individual shall document in writing the reasons that he/she believes that the ISS recommendation is not in accordance with clients' best economic interests and submit such written documentation to the Proxy Manager for consideration by the Proxy Committee. Upon review of the documentation and consultation with the individual and others as the Proxy Committee deems appropriate, the Proxy Committee may make a determination to override the ISS voting recommendation if the Committee determines that it is in the best economic interests of clients and the Committee has addressed conflict of interest issues as discussed below.

PROXY COMMITTEE MEETINGS

When a Proxy Committee Meeting is called, whether because of an ISS recusal or request for override of an ISS recommendation, the Proxy Committee shall review the report of the Chief Compliance Officer as to whether any INVESCO person has reported a conflict of interest.

The Proxy Committee shall review the information provided to it to determine if a real or perceived conflict of interest exists and the minutes of the Proxy Committee shall:

     (1)  describe any real or perceived conflict of interest,

     (2)  discuss any procedure used to address such conflict of interest,

     (3) report any contacts from outside parties (other than routine communications from proxy solicitors), and

     (4) include confirmation that the recommendation as to how the proxies are to be voted is in the best economic interests of clients and was made without regard to any conflict of interest.

Based on the above review and determinations, the Proxy Committee will direct ISS how to vote the proxies.

CERTAIN PROXY VOTES MAY NOT BE CAST

In some cases, INVESCO may determine that it is not in the best economic interests of clients to vote proxies. For example, proxy voting in certain countries outside the United States requires share blocking. Shareholders who wish to vote their proxies must deposit their shares 7 to 21 days before the date of the meeting with a designated depositary. During the blocked period, shares to be voted at the meeting cannot be sold until the meeting has taken place and the shares have been returned to the Custodian/Sub-Custodian bank. In addition, voting certain international securities may involve unusual costs to clients. In other cases, it may not be possible to vote certain proxies despite good faith efforts to do so, for instance when inadequate notice of the matter is provided. In the instance of loan securities, voting of proxies typically requires termination of the loan, so it is not usually in the best economic interests of clients to vote proxies on loaned securities. INVESCO typically will not, but reserves the right to, vote where share blocking restrictions, unusual costs or other barriers to efficient voting apply. If INVESCO does not vote, it would have made the determination that the cost of voting exceeds the expected benefit to the client. The Proxy Manager shall record the reason for any proxy not being voted, which record shall be kept with the proxy voting records of INVESCO.

PROXY VOTING RECORDS

Clients may obtain information about how INVESCO voted proxies on their behalf by contacting their client services representative. Alternatively, clients may make a written request for proxy voting information to: Proxy Manager, 1360 Peachtree Street, N.E., Atlanta, Georgia 30309.

                             CONFLICTS OF INTEREST

PROCEDURES TO ADDRESS CONFLICTS OF INTEREST AND IMPROPER INFLUENCE

In order to avoid voting proxies in circumstances where INVESCO or any of its affiliates have or may have any conflict of interest, real or perceived, INVESCO has contracted with ISS to provide proxy analyses, vote recommendations and voting of proxies. Unless noted otherwise by ISS, each vote recommendation provided by ISS to INVESCO includes a representation from ISS that ISS faces no conflict of interest with respect to the vote. In instances where ISS has recused itself and makes no recommendation on a particular matter or if an override submission is requested, the Proxy Committee shall determine how the proxy is to be voted and instruct the Proxy Manager accordingly in which case the conflict of interest provisions discussed below shall apply.

In effecting the policy of voting proxies in the best economic interests of clients, there may be occasions where the voting of such proxies may present a real or perceived conflict of interest between INVESCO, as the investment manager, and clients.

For each director, officer and employee of INVESCO ("INVESCO person"), the interests of INVESCO's clients must come first, ahead of the interest of INVESCO and any person within the INVESCO organization, which includes INVESCO's affiliates.

Accordingly, each INVESCO person must not put "personal benefit," whether tangible or intangible, before the interests of clients of INVESCO or otherwise take advantage of the relationship to INVESCO's clients. "Personal benefit" includes any intended benefit for oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for a client of INVESCO, as appropriate. It is imperative that each of INVESCO's directors, officers and employees avoid any situation that might compromise, or call into question, the exercise of fully independent judgment in the interests of INVESCO's clients.

Occasions may arise where a person or organization involved in the proxy voting process may have a conflict of interest. A conflict of interest may also exist if INVESCO has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. An INVESCO person (excluding members of the Proxy Committee) shall not be considered to have a conflict of interest if the INVESCO person did not know of the conflict of interest and did not attempt to influence the outcome of a proxy vote. Any individual with actual knowledge of a conflict of interest relating to a particular referral item shall disclose that conflict to the Chief Compliance Officer.

The following are examples of situations where a conflict may exist:

     _ Business Relationships - where INVESCO manages money for a company or an employee group, manages pension assets or is actively soliciting any such business, or leases office space from a company;

     - Personal Relationships - where a INVESCO person has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships; and

     - Familial Relationships - where an INVESCO person has a known familial relationship relating to a company (e.g. a spouse or other relative who serves as a director of a public company or is employed by the company).

In the event that INVESCO (or an affiliate) manages assets for a company, its pension plan, or related entity or where any member of the Proxy Committee has a personal conflict of interest, and where clients' funds are invested in that company's shares, the Proxy Committee will not take into consideration this relationship and will vote proxies in that company solely in the best economic interest of its clients.

It is the responsibility of the Proxy Manager and each member of the Proxy Committee to report any real or potential conflict of interest of which such individual has actual knowledge to the Chief Compliance Officer, who shall present any such information to the Proxy Committee. However, once a particular conflict has been reported to the Chief Compliance Officer, this requirement shall be deemed satisfied with respect to all individuals with knowledge of such conflict.

In addition, the Proxy Manager and each member of the Proxy Committee shall certify annually as to their compliance with this policy. In addition, any INVESCO person who submits an ISS override recommendation to the Proxy Committee shall certify as to their compliance with this policy concurrently with the submission of their override recommendation. A form of such certification is attached as Appendix A hereto.

In addition, members of the Proxy Committee must notify INVESCO's Chief Compliance Officer, with impunity and without fear of retribution or retaliation, of any direct, indirect or perceived improper influence made by anyone within INVESCO or by an affiliated company's representatives with regard to how INVESCO should vote proxies. The Chief Compliance Officer will investigate the allegations and will report his or her findings to the INVESCO Risk Management Committee. In the event that it is determined that improper influence was made, the Risk Management Committee will determine the appropriate action to take which may include, but is not limited to, (1) notifying the affiliated company's Chief Executive Officer, its Management Committee or Board of Directors, (2) taking remedial action, if necessary, to correct the result of any improper influence where clients have been harmed, or (3) notifying the appropriate regulatory agencies of the improper influence and to fully cooperate with these regulatory agencies as required. In all cases, the Proxy Committee shall not take into consideration the improper influence in determining how to vote proxies and will vote proxies solely in the best economic interest of clients.

Furthermore, members of the Proxy Committee must advise INVESCO's Chief Compliance Officer and fellow Committee members of any real or perceived conflicts of interest he or she may have with regard to how proxies are to be voted regarding certain companies (e.g., personal security ownership in a company, or personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships). After reviewing such conflict, upon advice from the Chief Compliance Officer, the Committee may require such Committee member to recuse himself or herself from participating in the discussions regarding the proxy vote item and from casting a vote regarding how INVESCO should vote such proxy.

                           ISS PROXY VOTING GUIDELINES

A copy of the most recent ISS US Proxy Voting Guidelines Summary can be found on ISS's website at www.issproxy.com. From this website, click on ISS Governance Services tab, next click on "Policy Gateway", next click on "2008 Policy Information", and then click on "Download 2008 U.S. Proxy Voting Guidelines Summary."

                                                                      APPENDIX A

                        ACKNOWLEDGEMENT AND CERTIFICATION

     I acknowledge that I have read the INVESCO Proxy Voting Policy (a copy of which has been supplied to me, which I will retain for future reference) and agree to comply in all respects with the terms and provisions thereof. I have disclosed or reported all real or potential conflicts of interest to the INVESCO Compliance Officer and will continue to do so as matters arise. I have complied with all provisions of this Policy.


                                        ----------------------------------------
                                                       Print Name


-------------------------------------   ----------------------------------------
                Date                                    Signature

                     PROXY POLICY APPLIES TO THE FOLLOWING:

                   INVESCO TRIMARK INVESTMENT MANAGEMENT INC.

                                -   PROXY VOTING

Policy Number: B-6  Effective Date: May 1, 2001  Revision Date: November 6, 2006

PURPOSE AND BACKGROUND

In its trusteeship and management of mutual funds, AIM Trimark acts as fiduciary to the unitholders and must act in their best interests.

APPLICATION

AIM Trimark will make every effort to exercise all voting rights with respect to securities held in the mutual funds that it manages in Canada or to which it provides sub-advisory services, including a Fund registered under and governed by the US Investment Company Act of 1940, as amended (the "US Funds") (collectively, the "Funds"). Proxies for the funds distributed by AIM Trimark Investments and managed by an affiliate or a third party (a "Sub-Advisor") will be voted in accordance with the Sub-Advisor's policy, unless the sub-advisory agreement provides otherwise.

The portfolio managers have responsibility for exercising all proxy votes and in doing so, for acting in the best interest of the Fund. Portfolio managers must vote proxies in accordance with the Guidelines, as amended from time to time, a copy of which is attached to this policy.

When a proxy is voted against management's recommendation, the portfolio manager will provide to the CIO the reasons in writing for any vote in opposition to management's recommendation.

AIM Trimark may delegate to a third party the responsibility to vote proxies on behalf of all or certain Funds, in accordance with the Guidelines.

RECORDS MANAGEMENT

The Investment Department will endeavour to ensure that all proxies and notices are received from all issuers on a timely basis, and will maintain for all Funds

          -    A record of all proxies received;

          -    a record of votes cast;

          - a copy of the reasons for voting against management; and for the US Funds

          -    the documents mentioned above; and

          - a copy of any document created by AIM Trimark that was material to making a decision how to vote proxies on behalf of a US Fund and that memorializes the basis of that decision.

AIM Trimark has a dedicated Central Proxy Administrator who manages all proxy voting materials. Proxy voting circulars for all companies are received electronically through an external service provider. Circulars for North American companies and ADRs are generally also received in paper format.

Once a circular is received, the Administrator verifies that all shares and Funds affected are correctly listed. The Administrator then gives a copy of the proxy summary to each affected portfolio manager and maintains a tracking list to ensure that all proxies are voted within the prescribed deadlines.

Once voting information has been received from the portfolio managers, voting instructions are sent electronically to the service provider who then forwards the instructions to the appropriate proxy voting agent or transfer agent. The external service provider retains on behalf of AIM Trimark a record of the votes cast and agrees to provide AIM Trimark with a copy of proxy records promptly upon request. The service provider must make all documents available to AIM Trimark for a period of 6 years.

In the event that AIM Trimark ceases to use an external service provider, all documents would be maintained and preserved in an easily accessible place i) for a period of 2 years where AIM Trimark carries on business in Canada and ii) for a period of 3 years thereafter at the same location or at any other location.

REPORTING

The CIO will report on proxy voting to the Fund Boards on an annual basis with respect to all funds managed in Canada or distributed by AIM Trimark Investments and managed by a Sub-Advisor. The CIO will report on proxy voting to the Board of Directors of the US Funds as required from time to time.

In accordance with NI 81-106, proxy voting records for all Canadian mutual funds for years ending June 30th are posted on AIM Trimark's websites. The AIM Trimark Compliance department will review the proxy voting records held by AIM Trimark on an annual basis.

                             AIM TRIMARK INVESTMENTS

                    PROXY VOTING GUIDELINES (APRIL 17, 2006)

PURPOSE

The purpose of this document is to describe AIM Trimark's general guidelines for voting proxies received from companies held in AIM Trimark's Toronto-based funds. Proxy voting for the funds managed on behalf of AIM Trimark on a sub-advised basis (i.e. by other AMVESCAP business units or on a third party basis) are subject to the proxy voting policies & procedures of those other entities. As part of its regular due diligence, AIM Trimark will review the proxy voting policies & procedures of any new sub-advisors to ensure that they are appropriate in the circumstances.

INTRODUCTION

AIM Trimark has the fiduciary obligation to ensure that the long-term economic best interest of unitholders is the key consideration when voting proxies of portfolio companies.

As a general rule, AIM Trimark shall vote against any actions that would:

          -    reduce the rights or options of shareholders,

          - reduce shareholder influence over the board of directors and management,

          - reduce the alignment of interests between management and shareholders, or

          -    reduce the value of shareholders' investments.

At the same time, since AIM Trimark's Toronto-based portfolio managers follow an investment discipline that includes investing in companies that are believed to have strong management teams, the portfolio managers will generally support the management of companies in which they invest, and will accord proper weight to the positions of a company's board of directors. Therefore, in most circumstances, votes will be cast in accordance with the recommendations of the company's board of directors.

While AIM Trimark's proxy voting guidelines are stated below, the portfolio managers will take into consideration all relevant facts and circumstances (including country specific considerations), and retain the right to vote proxies as deemed appropriate.

These guidelines may be amended from time to time.

CONFLICTS OF INTEREST

When voting proxies, AIM Trimark's portfolio managers assess whether there are material conflicts of interest between AIM Trimark's interests and those of unitholders. A potential conflict of interest situation may include where AIM Trimark or an affiliate manages assets for, provides other financial services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote in favor of management of the company may harm AIM Trimark's relationship with the company. In all situations, the portfolio managers will not take AIM Trimark's relationship with the company into account, and will vote the proxies in the best interest of the unitholders. To the extent that a portfolio manager has any conflict of interest with respect to a company or an issue presented, that portfolio manager should abstain from voting on that company or issue. Portfolio managers are required to report to the Chief Investment Officer any such conflicts of interest and/or attempts by outside parties to improperly influence the voting process.

BOARDS OF DIRECTORS

We believe that a board that has at least a majority of independent directors is integral to good corporate governance. Unless there are restrictions specific to a company's home jurisdiction, key board committees, including audit and compensation committees, should be completely independent.

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes in an uncontested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          -    Long-term company performance relative to a market index,

          -    Composition of the board and key board committees,

          -    Nominee's attendance at board meetings,

          - Nominee's time commitments as a result of serving on other company boards,

          -    Nominee's investments in the company,

          -    Whether the chairman is also serving as CEO, and

          -    Whether a retired CEO sits on the board.

VOTING ON DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis, considering factors that may include:

          - Long-term financial performance of the target company relative to its industry,

          -    Management's track record,

          -    Background to the proxy contest,

          -    Qualifications of director nominees (both slates),

          - Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and

          -    Stock ownership positions.

MAJORITY THRESHOLD VOTING FOR DIRECTOR ELECTIONS

We will generally vote FOR proposals that require directors to be elected with an affirmative majority of votes cast unless the relevant portfolio manager believes that the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and provide an adequate and timely response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

REIMBURSEMENT OF PROXY SOLICITATION EXPENSES

Decisions to provide reimbursement for dissidents waging a proxy contest are made on a CASE-BY-CASE basis.

SEPARATING CHAIRMAN AND CEO

Shareholder proposals to separate the chairman and CEO positions should be evaluated on a CASE-BY-CASE basis.

While we generally support these proposals, some companies have governance structures in place that can satisfactorily counterbalance a combined position. Voting decisions will take into account factors such as:

          - Designated lead director, appointed from the ranks of the independent board members with clearly delineated duties;

          -    Majority of independent directors;

          -    All-independent key committees;

          -    Committee chairpersons nominated by the independent directors;

          - CEO performance is reviewed annually by a committee of outside directors; and

          -    Established governance guidelines.

MAJORITY OF INDEPENDENT DIRECTORS

While we generally support shareholder proposals asking that a majority of directors be independent, each proposal should be evaluated on a case-by-case basis.

We generally vote for shareholder proposals that request that the board's audit, compensation, and/or nominating committees be composed exclusively of independent directors.

STOCK OWNERSHIP REQUIREMENTS

We believe that individual directors should be appropriately compensated and motivated to act in the best interests of shareholders. Share ownership by directors better aligns their interests with those of other shareholders. Therefore, we believe that meaningful share ownership by directors is in the best interest of the company.

We generally vote FOR proposals that require a certain percentage of a director's compensation to be in the form of common stock.

SIZE OF BOARDS OF DIRECTORS

We believe that the number of directors is important to ensuring the board's effectiveness in maximizing long-term shareholder value. The board must be large enough to allow it to adequately discharge its responsibilities, without being so large that it becomes cumbersome.

While we will prefer a board of no fewer than 5 and no more than16 members, each situation will be considered on a CASE-BY-CASE basis taking into consideration the specific company circumstances.

CLASSIFIED OR STAGGERED BOARDS

In a classified or staggered board, directors are typically elected in two or more "classes", serving terms greater than one year.

We prefer the annual election of all directors and will generally NOT SUPPORT proposals that provide for staggered terms for board members. We recognize that there may be jurisdictions where staggered terms for board members is common practice and, in such situations, we will review the proposals on a CASE-BY-CASE basis.

DIRECTOR INDEMNIFICATION AND LIABILITY PROTECTION

We recognize that many individuals may be reluctant to serve as corporate directors if they were to be personally liable for all lawsuits and legal costs. As a result, limitations on directors' liability can benefit the corporation and its shareholders by helping to attract and retain qualified directors while providing recourse to shareholders on areas of misconduct by directors.

We generally vote FOR proposals that limit directors' liability and provide indemnification as long as the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the corporation and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.

AUDITORS

A strong audit process is a requirement for good corporate governance. A significant aspect of the audit process is a strong relationship with a knowledgeable and independent set of auditors.

RATIFICATION OF AUDITORS

We believe a company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence.

We generally vote FOR the reappointment of the company's auditors unless:

          - It is not clear that the auditors will be able to fulfill their function;

          - There is reason to believe the auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

          - The auditors have a significant professional or personal relationship with the issuer that compromises their independence.

DISCLOSURE OF AUDIT VS. NON-AUDIT FEES

Understanding the fees earned by the auditors is important for assessing auditor independence. Our support for the re-appointment of the auditors will take into consideration whether the management information circular contains adequate disclosure about the amount and nature of audit vs. non-audit fees.

There may be certain jurisdictions that do not currently require disclosure of audit vs. non-audit fees. In these circumstances, we will generally SUPPORT proposals that call for this disclosure.

COMPENSATION PROGRAMS

Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider each compensation plan in its entirety (including all incentives, awards and other compensation) to determine if the plan provides the right incentives to managers and directors and is reasonable on the whole.

While we generally encourage companies to provide more transparent disclosure related to their compensation programs, the following are specific guidelines dealing with some of the more common features of these programs (features not specifically itemized below will be considered on a CASE-BY-CASE basis taking into consideration the general principles described above):

CASH COMPENSATION AND SEVERANCE PACKAGES

We will generally SUPPORT the board's discretion to determine and grant appropriate cash compensation and severance packages.

EQUITY BASED PLANS - DILUTION

We will generally vote AGAINST equity-based plans where the total dilution (including all equity-based plans) is excessive.

EMPLOYEE STOCK PURCHASE PLANS

We will generally vote FOR the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value. It is recognized that country specific circumstances may exist (e.g. tax issues) that require proposals to be reviewed on a CASE-BY-CASE basis.

LOANS TO EMPLOYEES

We will vote AGAINST the corporation making loans to employees to allow employees to pay for stock or stock options. It is recognized that country specific circumstances may exist that require proposals to be reviewed on a CASE-BY-CASE basis.

STOCK OPTION PLANS - BOARD DISCRETION

We will vote AGAINST stock option plans that give the board broad discretion in setting the terms and conditions of the programs. Such programs should be submitted with detail and be reasonable in the circumstances regarding their cost, scope, frequency and schedule for exercising the options.

STOCK OPTION PLANS - INAPPROPRIATE FEATURES

We will generally vote AGAINST plans that have any of the following structural features:

          - ability to re-price "underwater" options without shareholder approval,

          - ability to issue options with an exercise price below the stock's current market price,

          -    ability to issue "reload" options, or

          -    automatic share replenishment ("evergreen") features.

STOCK OPTION PLANS - DIRECTOR ELIGIBILITY

While we prefer stock ownership by directors, we will SUPPORT stock option plans for directors as long as the terms and conditions of director options are clearly defined and are reasonable.

STOCK OPTION PLANS - REPRICING

We will vote FOR proposals to re-price options if there is a value-for-value (rather than a share-for-share) exchange.

STOCK OPTION PLANS - VESTING

We will vote AGAINST stock option plans that are 100% vested when granted.

STOCK OPTION PLANS - AUTHORIZED ALLOCATIONS

We will generally vote AGAINST stock option plans that authorize allocation of 25% or more of the available options to any one individual.

STOCK OPTION PLANS - CHANGE IN CONTROL PROVISIONS

We will vote AGAINST stock option plans with change in control provisions that allow option holders to receive more for their options than shareholders would receive for their shares.

CORPORATE MATTERS

We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers & acquisitions on a case-by-case basis, taking into consideration the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

COMMON STOCK AUTHORIZATION

We will review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.

DUAL CLASS SHARE STRUCTURES

Dual class share structures involve a second class of common stock with either superior or inferior voting rights to those of another class of stock.

We will generally vote AGAINST proposals to create or extend dual class share structures where certain stockholders have superior or inferior voting rights to another class of stock.

STOCK SPLITS

We will vote FOR proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

REVERSE STOCK SPLITS

We will vote FOR management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

SHARE REPURCHASE PROGRAMS

We will vote AGAINST proposals to institute open-market share repurchase plans if all shareholders do not participate on an equal basis.

REINCORPORATION

Reincorporation involves re-establishing the company in a different legal jurisdiction.

We will generally vote FOR proposals to reincorporate the company provided that the board and management have demonstrated sound financial or business reasons for the move. Proposals to reincorporate will NOT BE SUPPORTED if solely as part of an anti-takeover defense or as a way to limit directors' liability.

MERGERS & ACQUISITIONS

We will vote FOR merger & acquisition proposals that the relevant portfolio managers believe, based on their review of the materials:

          -    will result in financial and operating benefits,

          -    have a fair offer price,

          -    have favourable prospects for the combined companies, and

          - will not have a negative impact on corporate governance or shareholder rights.

SOCIAL RESPONSIBILITY

We recognize that to effectively manage a corporation, directors and management must consider not only the interests of shareholders, but the interests of employees, customers, suppliers, and creditors, among others.

We believe that companies and their boards must give careful consideration to social responsibility issues in order to enhance long-term shareholder value.

We SUPPORT efforts by companies to develop policies and practices that consider social responsibility issues related to their businesses.

SHAREHOLDER PROPOSALS

Shareholder proposals can be extremely complex, and the impact on the interests of all stakeholders can rarely be anticipated with a high degree of confidence. As a result, shareholder proposals will be reviewed on a CASE-BY-CASE basis with consideration of factors such as:

          - the proposal's impact on the company's short-term and long-term share value,

          -    its effect on the company's reputation,

          -    the economic effect of the proposal,

          -    industry and regional norms applicable to the company,

          -    the company's overall corporate governance provisions, and

          -    the reasonableness of the request.

We will generally SUPPORT shareholder proposals that require additional disclosure regarding corporate responsibility issues where the relevant portfolio manager believes:

          - the company has failed to adequately address these issues with shareholders,

          - there is information to suggest that a company follows procedures that are not in compliance with applicable regulations, or

          - the company fails to provide a level of disclosure that is comparable to industry peers or generally accepted standards.

We will generally NOT SUPPORT shareholder proposals that place arbitrary or artificial constraints on the board, management or the company.

ORDINARY BUSINESS PRACTICES

We will generally SUPPORT the board's discretion regarding shareholder proposals that involve ordinary business practices.

PROTECTION OF SHAREHOLDER RIGHTS

We will generally vote FOR shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

BARRIERS TO SHAREHOLDER ACTION

We will generally vote FOR proposals to lower barriers to shareholder action.

SHAREHOLDER RIGHTS PLANS

We will generally vote FOR proposals to subject shareholder rights plans to a shareholder vote.

OTHER

We will vote AGAINST any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

We will vote AGAINST any proposals to authorize the company to conduct any other business that is not described in the proxy statement (including the authority to approve any further amendments to an otherwise approved resolution).

                                   APPENDIX F

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

     A shareholder who owns beneficially 25% or more of the outstanding securities of a portfolio is presumed to "control" that portfolio as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


     All information listed below is as of November 17, 2009.


LIQUID ASSETS PORTFOLIO


                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
AIM Fund of Funds
Attn: Brian Smith
11 Greenway Plaza
Suite 100
Houston, TX 77046               --         --         8.78%         --         --         --         --

Bank of New York
Attn: Frank Notaro
One Wall Street
2nd Floor
New York, NY 10286           14.68%      6.79%          --          --      18.27%        --         --

BBH Sec Lending
Attn: Kristen Hayes
40 Water St.
Boston, MA 02109                --         --         9.02%         --         --         --         --

Boston & Company
P. O. Box 3198
525 William Penn Place
Pittsburgh, PA 15230-3198    13.32%        --           --          --         --         --         --

Citistreet (NSCC)
1 Heritage Dr.
North Quincy, MA 02171          --         --           --          --       6.23%        --         --

CoBank CMP
PO Box 5110
Denver, CO 80217                --         --           --        46.57%       --      49.71%      7.79%

FNBB-Community First
Attn: Sheila Esteve
PO Box 80579
Baton Rouge, LA 70898           --         --           --          --         --      15.62%        --

Frost National
Muir & Co.
P. O. Box 2479
San Antonio, TX 78298           --         --           --          --       6.82%        --         --

Goldman Sachs
Attn: Rene Godin
71 South Wacker Dr.
Suite 500
Chicago, IL 60606               --      10.89%          --          --        --          --      10.27%

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
GPC Securities (NSCC)
P.O. Box 105779
Atlanta, GA 30348               --         --           --       24.91%        --         --         --

Guaranty Bank
Buck Boyer
8333 Douglas, Ste 820
Dallas, TX 75225                --         --           --          --       6.21%        --         --

Harris Methodist
Attn: Sandy Reeves
611 Ryan Plaza Dr
6th Floor, Ste 630
Arlington, TX 76011             --         --           --          --         --         --        32.21%

JP Morgan (Sec Lending)
14201 Dallas Parkway
1JIP/2nd Floor
Dallas, TX 75254                --         --         5.29%         --         --         --         --

JP Morgan Chase
Attn: Jimmy Angelaras
1 Metrotech Center North
Brooklyn, NY 11021              --      38.57%           --         --         --         --         --

Morgan Stanley
Attn: Bill Cairney
1 Pierrepont Plaza
7th Floor
Brooklyn, NY 11201            6.40%        --           --          --         --         --      14.17%

MS Smith Barney
660 Newport Center Dr
Suite 1100
Attn: Chad Evans
Newport Beach, CA 92660      10.41%        --           --          --         --         --         --

Oppenheimer & Co., Inc
125 Broad St, 16th Fl
New York, NY 10004-2400         --         --           --          --         --         --       8.98%

Pershing Omnibus
Attn: Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399           --         --           --          --         --      16.92%        --

PNC
249 Fifth Ave.
Pittsburgh, PA 15222         14.43%        --           --          --         --         --         --

Stable Ives Corp
Attn: Xiaoyun Jiang
18F New Poly Plaza
NO. North Chayangmen St
Dongcheng District
Beijing 100010                  --         --        10.82%         --         --         --         --

State Street Bank FBO
Cash Sweep Support Group
Josiah Quincy Bldg 5N
200 Newport Ave
N. Quincy, MA 02171           5.24%        --           --          --         --         --         --

SunGard
Times Bldg.
336 Fourth Ave
Pittsburgh, PA 15222            --      11.01%          --          --         --         --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Texas Capital
Texas Capital Bank Bldg
Wealth Management &
Trust
2000 McKinney Avenue
Suite700
Dallas, TX 75201                --         --           --       11.10%         --        --         --

Var & Co
Attn: Mutual Funds
P. O. Box 64010
St. Paul, MN 55164              --       9.44%          --          --         --         --         --

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First Dr
Glen Allen, VA 23060            --         --           --          --      13.63%      7.12%        --

Wedbush (NSCC)
1000 Wilshire Blvd,
9th Floor
P. O. Box 30014 Terminal
Annex
Los Angeles, CA 90030           --         --           --        7.40%        --         --         --

Wilmington Trust Co
Attn: Toni Snyder
1100 North Market St
Wilmington, DE 19890            --         --           --          --      20.62%        --         --


STIC PRIME PORTFOLIO


                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------------- ---------- ---------- ------------- ---------- ---------- ---------- ----------
Band & Co.
P. O. Box 1787
Milwaukee, WI 53201             --        --           9.31%        --         --         --         --

Bank of NY
One Wall Street
2nd Floor
Attn: Frank Notaro
New York, NY 10286           14.06%        --           --          --      19.52%        --         --

Bank of Oklahoma
Attn: Carrie Jacobson
P. O. Box 2300
Tulsa, OK 74192                 --         --           --          --      12.32%        --         --

FNBB-Home Bank
503 Kaliste Saloom Rd
Lafayette, LA 70508             --         --           --          --         --      10.20%        --

FNBB-Jeff Davis Bank
Attn: Sheila Esteve
P. O. Box 80579
Baton Rouge, LA 70898           --         --           --          --         --      10.54%        --

Frost Direct
Attn: Karen Banks
PO Box 2358
San Antonio, TX 78299           --         --           --        9.97%     20.11%        --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Frost Sweep
Attn: Karen Banks
PO Box 2358
San Antonio, TX 78299        11.89%        --           --       88.31%        --         --         --

Frost National
Muir & Co
C/O Frost
PO Box 2479
San Antonio, TX 78298        25.87%        --        16.92%          --     22.30%        --         --

FSA
Attn: Fund Manger
777 S. Figueroa St
Suite 3200
Los Angeles, CA 90017         8.26%        --           --          --         --         --         --

Huntington Investment
41 S High St., Ninth Fl
Columbus, OH 43287              --         --           --          --       7.16%        --         --

Los Angeles County
8515 E. Orchard Rd. 2T2
Englewood, CO 80111             --         --        21.95%         --         --         --         --

Mellon Bank (NSCC)
Attn: Andrea Smith
144 Glen Curtiss Blvd
Uniondale, NY 11556             --         --         6.47%         --         --         --         --

Nabank & Co.
P.O. Box 2180
Tulsa, OK 74101                 --         --           --          --         --         --      41.46%

Provident Savings Sweep
Attn: James Hickman
830 Bergen Avenue
Jersey City, NJ 07306           --         --           --          --         --      57.13%        --

Raymond James (NSCC)
P. O. Box 33022
St. Petersburg, FL 33733      5.51%        --           --          --         --         --         --

Raymond James (NSCC)
880 Carillon Pkwy
St. Petersburg, FL 337163       --       5.60%          --          --         --         --         --

Sovereign Bank, New
England
c/o Chase Enterprises
280 Trumbull Street
Hartford, CT 06103              --         --           --          --         --         --       7.28%

STAR Financial Bank
6230 Bluffton Rd.
Ft. Wayne, IN 46809             --         --           --          --         --      13.53%         --

Treasury Point Trade
One Freedom Valley Dr
Oaks, PA 19456                5.90%        --           --          --         --         --         --

UBS Financial (NSCC)
Newport Center III
499 Washington Blvd
Jersey City, NJ 07310        12.22%        --           --          --         --         --         --

Union Bank of California
Attn: Cash Management
Jeanne Chizek
530 B Street, Ste 242
San Diego, CA 92101             --         --           --          --       6.89%        --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Union Bank Tr
Attn: LaVonna Bowden
P. O. Box 85484
San Diego, CA 92186             --      94.40%          --          --         --         --         --

US Trust NY
Attn: Betty Cocozza
101 Barclay St 8E
New York, NY 10286              --         --         6.62%         --         --         --         --

WFSLLC
Attn: Money Funds
Mail Cod NC 0675
Bldg 1B1
1525 West W. T. Harris
Blvd.
Charlotte, NC 28262             --         --           --          --         --         --      36.70%

Wilmington
1100 N. Market St.
Wilmington, DE 19890            --         --         6.62%         --         --         --         --


TREASURY PORTFOLIO


                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Band & Co.
P. O. Box 1787
Milwaukee, WI 53201             --         --         6.99%         --         --         --         --

Bank of New York
Attn: Frank Notaro
One Wall Street
2nd Floor
New York, NY 10286           54.79%     31.07%        6.00%         --      27.52%        --         --

Bank of New York Brussels
Attn: Mario Bautista
35 Avenue des Arts
Brussels B-1040              24.24%        --           --          --         --         --         --

FNBB - Metairie Bank
Attn: Sheila Esteve
P. O. Box 80579
Baton Rouge, LA 70898           --         --           --          --         --       7.48%        --

Frost Direct
Attn: Karen Banks
PO Box 2358
San Antonio, TX 78299           --         --           --       20.11%      7.88%        --         --

Frost Sweep
Attn: Karen Banks
PO Box 2358
San Antonio, TX 78299           --         --           --       72.43%      5.98%        --         --

Frost National
Muir &Co
C/O Frost
PO Box 2479
San Antonio, TX 78298           --         --         9.09%         --         --         --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD      RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Guaranty Bank
Attn: Buck Boyer
8333 Douglas Avenue
Suite 820
Dallas, TX 75225                --         --           --          --       5.03%        --         --

Guaranty Group
Attn: Martha Dunn
8333 Douglas Avenue
Dallas, TX 75250                --      10.93%          --          --         --         --         --

Halliburton Company
10200 Bellaire Blvd
Houston, TX 77072               --       9.87%          --          --         --         --         --

M & T Securities NSCC
Appletree Business Park
2875 Union Rd.,
Suite 30-33
Cheektowaga, NY 14277           --       9.15%          --          --         --         --         --

Morgan Keegan
150 Fourth Ave. North
Suite 1500
Attn: Mary K Byrd
Nashville, TN 37219             --         --           --          --         --         --       5.03%

Morgan Stanley
Attn: Bill Cairney
1 Pierrepont Plaza
7th Floor
Brooklyn, NY 11201              --         --         9.71%          --        --         --         --

Pershing Omnibus
Attn: Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399           --         --           --          --         --      73.59%      8.72%

Provident Savings Sweep
Attn: James Hickman
830 Bergen Ave
Jersey City, NJ 07306           --         --           --          --         --       8.94%        --

Road Runner & Co.
Cash Sweep Support
Group
Josiah Quincy Bldg 5N
200 Newport Ave
N. Quincy, MA 02171             --         --        13.12%         --         --         --           --

Robert W. Baird (NSCC)
PO Box 672
777 E. Wisconsin Ave
Milwaukee, WI 53202             --         --           --          --         --         --      14.61%

Sovereign Bank, New
England
C/O Chase Enterprises
280 Trumbull Street
Hartford, CT 06103              --         --           --          --         --         --      12.31%

SunGard
Times Bldg.
336 Fourth Ave
Pittsburgh, PA 15222            --      14.18%        7.46%         --         --         --         --

Union Bank of California
Attn: Cash Management
Jeanne Chizek
530 B Street, Ste 242
San Diego, CA 92101             --         --           --          --       6.06%        --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD      RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
US Bank
1555 N. Rivercenter Dr
Ste 302
Milwaukee, WI 53212             --         --           --          --         --         --      14.75%

Var & Company
Attn: Mutual Funds
P. O. Box 64010
St. Paul, MN 55164              --      13.79%          --          --         --         --         --

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First Dr.
Glen Allen, VA 23060            --         --           --          --      11.33%        --      10.01%

WFSLLC
Attn: Money Funds
Mail Cod NC 0675
Bldg 1B1
1525 West W. T. Harris
Blvd.
Charlotte, NC 28262             --         --           --          --         --         --      13.85%

Zions
Attn: Debbie Brown
P.O. Box 30880
Salt Lake City, UT 84130        --         --           --          --      17.08%        --         --


GOVERNMENT & AGENCY PORTFOLIO


                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT   RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS       CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Bank of America
Attn: Money Market
Express
135 S. LaSalle Street
Chicago, IL 60603               --       5.27%          --          --         --         --         --

Bank of N.Y.
One Wall Street
2nd Floor
Attn: Frank Notaro
New York, NY 10286            9.25%      25.89%         --          --      19.01%        --         --

Citigroup NSCC
333 West 34th Street
3rd Floor
New York, NY 10001              --       8.06%          --          --         --         --         --

Community Bank
Attn: Lisa Sanders
500 S. Morgan
Granbury, TX 76048              --         --           --        7.92%        --         --         --

FNBB- American Bank & Tr
1302 Scottsville Rd
Bowling Green, KY 42103         --         --           --          --         --       8.65%         --

Frost Capital Markets
P. O. Box 1600
San Antonio, TX 78296         7.84%        --           --          --         --         --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT   RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS       CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Frost Sweep
Attn: Karen Banks
P.O. Box 2358
San Antonio, TX 78299           --         --           --          --         --         --       8.07%

Goldman Sachs
Attn: Rene Godin
71 South Wacker Dr.
Ste. 500
Chicago, IL 60606             6.21%      7.78%          --          --         --         --      10.02%

Henderson Sub Accounts
240 Water Street
Henderson, NV 89015           8.24%        --           --          --         --         --         --

JP Morgan Chase
Attn: Jimmy Angelaras
1 Metrotech Center North
Brooklyn, NY 11021              --      18.91%          --          --         --         --         --

M & T Securities NSCC
Appletree Business Park
2875 Union Rd,
Suite 30-33
Cheektowaga, NY 14277        19.43%        --           --          --         --         --         --

Mobil Services Baha
25 Ferry Rd
St. Georges, Bermuda GEO1       --         --         5.57%         --         --         --         --

Morgan Stanley
Attn: Bill Cairney
1 Pierrepont Plaza,
7th Fl
Brooklyn, NY 11201              --         --        20.02%         --         --         --           %

MS Smith Barney
660 Newport Center Dr
Suite 1100
Attn: Chad Evans
Newport Beach, CA 92660       7.68%        --           --          --         --         --         --

Nabank & Co.
P.O. Box 2180
Tulsa, OK 74101                 --         --           --          --         --         --      17.65%

PaineWebber Chicago
1 North Wacker Drive
Suite 2500
Chicago, IL 60606               --         --         5.65%         --         --         --         --

Pershing Omnibus
Attn: Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399           --         --           --          --         --         --       8.23%

PNC as an Agent for PF
760 Moore Rd
King of Prussia, PA 19406       --         --        10.00%         --         --         --         --

Society
Attn: Terry Butt
Security Lending
127 Public Square 4th Fl
Cleveland, OH 44114             --         --         9.20%         --         --         --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT   RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS       CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Sovereign Bank, New
England
c/o Chase Enterprises
280 Trumbull St.
Hartford, CT 06103              --         --           --          --         --         --       5.32%

Springfield Govt.
Attn: Brenda Stroh
3400 West Wabash
Springfield, IL 62707           --         --           --       85.96%        --         --         --

TD Bank NA
101 Haddenfield
Cherry Hill, NJ 08002           --         --           --          --         --      82.64%        --

UBS Financial (NSCC)
Newport Center III
499 Washington Blvd
Jersey City, NJ 07310           --         --           --          --       7.59%        --         --

Union Bank of Cal
Attn: Cash Management
Jeanne Chizek
530 B Street, Ste. 242
San Diego, CA 92101             --         --           --          --       7.93%        --         --

Union Bank TR
Attn: LaVonna Bowden
P. O. Box 85484
San Diego, CA 92186             --       6.22%          --          --         --         --         --

US Bank
1555 N. Rivercenter Dr.
Suite 302
Milwaukee, WI 53212             --         --           --          --         --         --      19.56%

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First Dr.
Glen Allen, VA 23060            --       9.59%          --          --      10.04%        --       6.02%

Wilmington Trust Subs
1100 North Market St.
Wilmington, DE 19890            --         --           --          --      40.46%        --         --


GOVERNMENT TAXADVANTAGE PORTFOLIO


                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Bank of N.Y.
One Wall Street
2nd Floor
Attn:  Frank Notaro
New York, NY 10286              --         --           --          --      23.77%        --         --

East Windsor
5103 Deloache Ave
Dallas, TX 75220                --         --           --          --       5.83%        --         --

Four Oaks
P.O. Box 309
Four Oaks, NC 27524             --         --           --          --         --      36.91%        --

Frost National
Muir & Co.
C/O Frost
P.O. Box 2479
San Antonio, TX 78298           --         --           --          --      23.93%        --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT  RESERVE    RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS      CLASS      CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Huntington Investment
41 S. High Street
Ninth Floor
Columbus, OH 43287              --         --           --          --      27.51%        --         --

Midland National Annuity
Attn: Laurie McDonald
One Midland Plaza
Sioux Falls, SD 57193           --         --        37.49%         --         --         --         --

Midland National Life
227 W. Monroe, Ste 4900
Chicago, IL  60606              --         --         5.29%         --         --         --         --

Midland National - RGA
Attn: Laurie McDonald
One Midland Plaza
Sioux Falls, SD  57193          --         --         8.58%         --         --         --         --

Morgan Stanley
Attn: Bill Cairney
1 Pierrepont Plaza
7th Floor
Brooklyn, NY 11201           34.23%        --        17.20%         --         --         --

Nabank & Co.
P.O. Box 2180
Tulsa, OK 74101                 --         --           --      100.00%        --         --      12.39%

Pershing Omnibus
Attn: Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399           --         --           --          --         --      11.98%        --

SEI Private Tr
Attn: Mutual Funds
One Freedom Valley Dr.
Oaks, PA 19456                  --         --         8.35%         --         --         --         --

Sovereign Bank, New
  England
C/O Chase Enterprises
280 Trumbull St.
Hartford, CT 06103              --         --           --          --         --         --      46.00%

Texas RSA3
7111 North Prince St.
Clovis, NM 88101                --         --           --          --         --         --      15.97%

Trust Manage Net
Attn: Kevin Crawford
4300 MacArthur Avenue
Suite 170, LB5
Dallas, TX 75209              7.95%        --           --          --         --      51.11%     14.12%

UBS Financial (NSCC)
Newport Center III
499 Washington Blvd.
Jersey City, NJ 07310           --     100.00%          --          --         --         --         --

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First Dr.
Glen Allen, VA 23060            --         --           --          --      17.53%        --         --


TAX-FREE CASH RESERVE PORTFOLIO

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT   RESERVE   RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS       CLASS     CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
Bank of America
411 North Ackard Street
Dallas, TX 75201-3307           --         --         8.85%         --         --         --         --

FNBB-Home Bank
503 Kaliste Saloom Rd
Lafayette, LA 70508             --         --           --          --         --      90.62%        --

Frost National
Muir & Co.
c/o Frost
P. O. Box 2479
San Antonio, TX 78298-2479      --         --        24.67%         --         --         --         --

Frost Direct
Attn: Karen Banks
P.O. Box 2358
San Antonio, TX 78299           --         --           --       29.04%          %        --         --

Kanaly Trust
5555 San Felipe St., Ste
200
Houston, TX 77056               --         --           --          --         --         --      20.52%

Legacy Trust
Attn:  Glenn Francis
600 Jefferson St., Ste 350
Houston, TX 77002-7326          --         --        15.41%         --         --         --         --

Morgan Stanley
Attn:  Bill Cairney
1 Pierrepont Plaza, 7th
Floor
Brooklyn, NY 11201           34.81%        --         9.39%         --         --         --      17.48%

Nabank & Co.
P.O. box 2180
Tulsa, OK 74101                 --         --           --       73.25%         --        --         --

NatCity Subaccounts
155 E. Broad Street
Columbus, OH 43215            9.35%         --          --          --         --         --         --

Oppenheimer & Co. Inc
125 Broad St, 16th Fl
New York, NY 10004-2400         --      85.06%          --          --         --         --         --

Pershing Omnibus
Attn:  Daniel Quinn
1 Pershing Plaza
Jersey City, NJ 07399           --         --           --          --         --       5.29%        --

Robert W. Baird
P.O. Box 672
777 E. Wisconsin Ave.
Milwaukee, WI 53202             --         --           --          --         --         --       9.50%

SSB FBO Blackrock
Cash Sweep Support
Group
Josiah Quincy Building 5N
200 Newport Avenue
Quincy, MA 02171              7.05%        --           --          --         --         --         --

Trust Manage Net
Attn:  Kevin Crawford
4300 MacArthur Ave
Suite 170, LB5
Dallas, TX 75209              8.73%        --           --          --         --         --         --

                              CASH                              PERSONAL   PRIVATE
                           MANAGEMENT  CORPORATE INSTITUTIONAL INVESTMENT INVESTMENT   RESERVE   RESOURCE
                             CLASS       CLASS       CLASS        CLASS     CLASS       CLASS     CLASS
                           ---------- ---------- ------------- ---------- ---------- ---------- ----------
                           PERCENTAGE PERCENTAGE  PERCENTAGE   PERCENTAGE PERCENTAGE PERCENTAGE PERCENTAGE
NAME AND ADDRESS OF         OWNED OF   OWNED OF    OWNED OF     OWNED OF   OWNED OF   OWNED OF   OWNED OF
PRINCIPAL HOLDER             RECORD     RECORD      RECORD       RECORD     RECORD     RECORD     RECORD
-------------------        ---------- ---------- ------------- ---------- ---------- ---------- ----------
UBS Financial (NSCC)
Newport Center III
499 Washington Blvd.
Jersey City, NJ 07310           --         --           --          --         --         --      25.26%

Union Bank of California
Attn: Cash Management
Jeanne Chizek
530 B Street, Suite 242
San Diego, CA 92101             --         --           --          --      14.78%        --         --

Wachovia (NSCC)
Attn: Commissions
10700 Wheat First  Dr.
Glen Allen, VA 23060-0000     17.20%    14.93%          --          --      47.80%        --      20.68%

Woodforest Sweep
3101 West Davis
Conroe, TX 77304                --         --           --       22.17%        --         --         --


MANAGEMENT OWNERSHIP


     As of November 17, 2009 the trustees and officers as a group owned less than 1% of the outstanding shares of each class of any portfolio.

                                   APPENDIX G

                                 MANAGEMENT FEES

     For the last three fiscal years ended August 31, the management fees payable by each Portfolio, the amounts waived by Invesco Aim and the net fee paid by each Portfolio were as follows:


                         MANAGEMENT FEE PAYABLE                 MANAGEMENT FEE WAIVERS                NET MANAGEMENT FEE PAID
                 -------------------------------------  -------------------------------------  -------------------------------------
PORTFOLIO NAME       2009         2008         2007         2009         2008         2007         2009         2008         2007
--------------   -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------  -----------
Liquid Assets
   Portfolio     $37,035,041  $40,967,341  $32,853,305  $13,047,959  $14,937,370  $12,564,508  $23,987,082  $26,029,971  $20,288,797

STIC Prime
   Portfolio       9,571,678   12,149,176   11,812,872    4,018,038    4,989,804    5,144,943    5,553,640    7,159,372    6,667,929
Treasury
   Portfolio      34,591,158   19,562,993    8,370,866   12,248,387    7,413,711    3,769,413   22,342,771   12,149,282    4,601,453
Government &
   Agency
   Portfolio      11,784,895    4,196,235    2,888,608      732,865      804,821      938,531   11,052,030    3,391,414    1,950,077
Government
   TaxAdvantage
   Portfolio         728,250    1,028,113      708,216      619,691      764,377      678,136      108,559      263,736       30,080
Tax-Free Cash
   Reserve
   Portfolio*      5,159,907    3,468,406          N/A      985,566      486,145          N/A    4,174,341    2,982,261          N/A



For the fiscal years ended March 31, 2007 and 2008, the Management Fees Payable, the amounts waived by Invesco Aim and the net fee paid by Tax-Free Cash Reserve Portfolio were as follows:



                 MANAGEMENT FEE PAYABLE  MANAGEMENT FEE WAIVERS  NET MANAGEMENT FEE PAID
                 ----------------------  ----------------------  -----------------------
PORTFOLIO NAME      2008        2007        2008        2007         2008        2007
--------------   ----------  ----------  ----------  ----------   ----------  ----------
Tax-Free Cash
   Reserve
   Portfolio*    $8,281,026  $8,288,951  $1,151,284  $1,358,482   $7,129,742  $6,930,469



* On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund. On August 31, 2008, the New Fund changed its fiscal year-end from March 31 to August 31.

                                   APPENDIX H

     CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS


1st Global Capital Corporation
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial Corporation
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
The Bank of New York
Bank of America
Bank of Oklahoma
Bear Stearns Securities Corp.
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab & Company, Inc.
Chase Citibank, N.A.
Citigroup
Citistreet
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.
National Financial Services Corporation
National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company

Pacific Life
Penn Mutual Life
Penson Financial Services
Pershing
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
Plains Capital Bank
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Security Distributors, Inc.
Sentra Securities
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Stifel Nicolaus & Company
SunAmerica Securities, Inc.
SunGard
Sun Life SunTrust
SunTrust Robinson Humphrey
SWS Financial Services, Inc.
Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
US Bank
U.S. Bank, N.A.
UVEST
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Wadsworth Investment Co., Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

                                   APPENDIX I

                          ADMINISTRATIVE SERVICES FEES

     The Portfolios paid Invesco Aim the following amounts for administrative services for the last three fiscal years ended August 31:


PORTFOLIO NAME                          2009        2008         2007
--------------                      ----------   ----------   ----------
Liquid Assets Portfolio             $1,250,701   $1,329,347   $1,167,066
STIC Prime Portfolio                   701,433      752,983      746,257
Treasury Portfolio                   1,201,823      901,260      677,417
Government & Agency Portfolio          863,547      635,887      585,519
Government TaxAdvantage Portfolio      152,498      210,216      149,426
Tax-Free Cash Reserve Portfolio*       529,144      264,235          N/A



FOR THE FISCAL YEARS ENDED MARCH 31, 2007 AND 2008, TAX-FREE CASH RESERVE PORTFOLIO PAID INVESCO AIM THE FOLLOWING AMOUNTS FOR ADMINISTRATIVE SERVICES:



                                      2008       2007
                                    --------   --------
Tax-Free Cash Reserve Portfolio*    $630,465   $630,584


* On April 30, 2008, Tax-Free Cash Reserve Portfolio was restructured from a sole series of Tax-Free Investment Trust ("TFIT") to a new series portfolio (the "New Fund") of the Trust by the transfer of all its assets and liabilities to the New Fund. On August 31, 2008, the New Fund changed its fiscal year-end from March 31 to August 31.

                                   APPENDIX J

              PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS

PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS


     During the last fiscal year ended August 31, 2009, the Portfolios, did not purchase securities of its regular brokers or dealers.

                                   APPENDIX K

     AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS PURSUANT TO DISTRIBUTION PLANS


     A list of amounts paid by each class of shares of the Portfolios to Invesco Aim Distributors, Inc. pursuant to the Plans for the year ended August 31, 2009 are as follows:


LIQUID ASSETS PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................   $2,291,345
Corporate Class........................      906,814
Personal Investment Class..............      683,517
Private Investment Class...............    2,124,177
Reserve Class..........................      348,379
Resource Class.........................    1,741,399


STIC PRIME PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................   $  968,422
Corporate Class........................      138,631
Personal Investment Class..............    1,219,659
Private Investment Class...............    1,387,931
Reserve Class..........................      120,707
Resource Class.........................      427,841


TREASURY PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................   $8,719,142
Corporate Class........................      631,664
Personal Investment Class..............    1,028,971
Private Investment Class...............    2,711,322
Reserve Class..........................      158,790
Resource Class.........................      718,490

GOVERNMENT & AGENCY PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................   $1,435,159
Corporate Class........................      326,299
Personal Investment Class..............       99,603
Private Investment Class...............    1,882,946
Reserve Class..........................      735,921
Resource Class.........................    1,025,907


GOVERNMENT TAXADVANTAGE PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................     $16,431
Corporate Class........................          29
Personal Investment Class..............      54,185
Private Investment Class...............      91,415
Reserve Class..........................      43,907
Resource Class.........................      39,394


TAX-FREE CASH RESERVE PORTFOLIO


CLASS                                       AMOUNT
-----                                     ----------
Cash Management Class..................    $483,342
Corporate Class........................      29,162
Personal Investment Class..............      39,545
Private Investment Class...............     482,794
Reserve Class..........................     121,699
Resource Class.........................     277,770

                                   APPENDIX L

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLAN


     An estimate by activity of the allocation of actual fees paid by each class of the Portfolio during the year ended August 31, 2009 are as follows:


LIQUID ASSETS PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................     $ 25,153      $2,266,192
Corporate Class........................       41,939         864,875
Personal Investment Class..............      170,239         513,278
Private Investment Class...............      362,970       1,761,207
Reserve Class..........................       35,225         313,154
Resource Class.........................      130,196       1,611,203


STIC PRIME PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................     $  3,871      $  964,551
Corporate Class........................          117         138,514
Personal Investment Class..............      165,440       1,054,219
Private Investment Class...............      148,387       1,239,544
Reserve Class..........................       42,792          77,915
Resource Class.........................        6,414         421,427


TREASURY PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................     $ 73,515      $8,645,627
Corporate Class........................       41,988         589,676
Personal Investment Class..............      141,695         887,276
Private Investment Class...............      154,286       2,557,036
Reserve Class..........................        4,459         154,331
Resource Class.........................        3,748         714,742

GOVERNMENT & AGENCY PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................      $66,628      $1,368,531
Corporate Class........................        9,522         316,777
Personal Investment Class..............       14,740          84,863
Private Investment Class...............       92,479       1,790,467
Reserve Class..........................       34,109         701,812
Resource Class.........................       93,219         932,688


GOVERNMENT TAXADVANTAGE PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................     $     8         $16,423
Corporate Class........................          --              29
Personal Investment Class..............      12,126          42,059
Private Investment Class...............         155          91,260
Reserve Class..........................       4,756          39,151
Resource Class.........................         110          39,284


TAX-FREE CASH RESERVE PORTFOLIO


                                          UNDERWRITERS      DEALERS
                                          COMPENSATION   COMPENSATION
                                          ------------   ------------
Cash Management Class..................     $ 1,196        $482,146
Corporate Class........................          27          29,135
Personal Investment Class..............       9,275          30,270
Private Investment Class...............       2,676         480,118
Reserve Class..........................      34,744          86,955
Resource Class.........................       2,776         274,994

                                  APPENDIX M-1

                    PENDING LITIGATION ALLEGING MARKET TIMING


     Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, [depending on the lawsuit,] various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco's 401(k) plan (the Calderon lawsuit discussed below).



     RICHARD LEPERA, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), V. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER'S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND
     R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the "Securities Act"); Section 10(b) of the Securities Exchange Act of 1934 (the "Exchange Act") and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the "Investment Company Act"); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.



     CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, DERIVATIVELY ON BEHALF OF THE MUTUAL FUNDS, TRUSTS AND CORPORATIONS COMPRISING THE INVESCO AND AIM FAMILY OF MUTUAL FUNDS V. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT

     GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES
     T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS
     S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., DEFENDANTS, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, NOMINAL DEFENDANTS, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the "Advisers Act"); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.



     MIRIAM CALDERON, INDIVIDUALLY AND ON BEHALF OF ALL OTHERS SIMILARLY SITUATED, V. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys' fees; and equitable restitution.



     On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.



     On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants' accounts would be made.

                                     PART C
                                OTHER INFORMATION

Item 23.                  Exhibits

a (1) - (a) Amended and Restated Agreement and Declaration of Trust of
        Registrant dated September 14, 2005.(21)

      - (b) Amendment No. 1, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

      - (c) Amendment No. 2, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(19)

      - (d) Amendment No. 3, dated October 30, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

      - (e) Amendment No. 4, dated December 13, 2007, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(21)

      - (f) Amendment No. 5, dated April 30, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

        (g) Amendment No. 6, dated May 1, 2008, to Amended and Restated Agreement and Declaration of Trust of Registrant dated September 14, 2005.(23)

b (1) - (a) Amended and Restated Bylaws of Registrant, adopted effective
        September 14, 2005.(17)

      - (b) Amendment, adopted August 1, 2006, to Amended and Restated Bylaws of Registrant.(19)

      - (c) Amendment No. 2 to Amended and Restated Bylaws of Registrant, adopted effective March 23, 2007.(21)

      - (d) Amendment No. 3, adopted effective January 1, 2008, to Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

c     - Articles II, VI, VII, VIII and IX of the Amended and Restated Agreement
        and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, as amended, define rights of holders of shares.

d (1) - (a) Master Investment Advisory Agreement, dated June 1, 2000, between A
        I M Advisors, Inc. and Registrant.(8)

      - (b) Amendment No. 1, dated January 1, 2002, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(12)

      - (c) Amendment No. 2, dated November 24, 2003, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(15)

      - (d) Amendment No. 3, dated October 30, 2007, to the Master Investment Advisory Agreement, dated June 1, 2000, between A I M Advisors, Inc. and Registrant.(21)

      - (e) Amendment No. 4, dated April 30, 2008, to the Master Investment Advisory Agreement, dated June 1, 2000, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)

  (2) - Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc.(23)

e (1) - (a) Master Distribution Agreement, dated December 7, 2007, between A I M
        Distributors, Inc. and Registrant.(21)

      - (b) Amendment No. 1, dated December 13, 2007, to the Master Distribution Agreement, dated December 7, 2007, between A I M Distributors, Inc. and Registrant.(21)

      - (c) Amendment No. 2, dated April 30, 2008, to the Master Distribution Agreement, dated December 7, 2007, between Invesco Aim Distributors, Inc., formerly A I M Distributors, Inc., and Registrant.(23)


f (1) - Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as amended and restated January 1,2008.(25)



  (2) - Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008.(25)


g (1) - (a) Custodian Agreement, dated October 15, 1993, between The Bank of New
        York and Registrant.(1)

      - (b) Amendment, dated July 30, 1996, to the Custodian Agreement, dated October 15, 1993, between The Bank of New York and Registrant.(2)

h (1) - (a) Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(3)

      - (b) Amendment No. 1, dated January 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(3)

      - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. (formerly known as A I M Fund Services, Inc.) and Registrant.(5)

      - (d) Amendment No. 3, dated July 1, 2005, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(18)

      - (e) Amendment No. 4, dated July 1, 2006, to the Transfer Agency and Service Agreement, dated December 29, 1997, between AIM Investment Services, Inc. and Registrant.(19)

  (2) - (a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between A I M Advisors, Inc. and Registrant.(19)

      - (b) Amendment No. 1, dated April 30, 2008, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Invesco Aim Advisors, Inc., formerly A I M Advisors, Inc., and Registrant.(23)


  (3) - Memorandum of Agreement related to expense limitations, dated November 4, 2009, between Registrant and Invesco Aim Advisors, Inc.(25)



  (4) - Memorandum of Agreement related to 12b-1 fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Distributors, Inc.(25)



  (5) - Memorandum of Agreement related to advisory fee waiver, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.(25)



  (6) - Fourth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc.(25)


  (7) - Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and AIM Advisors, Inc.(20)

  (8) - Agreement and Plan of Reorganization, dated July 30, 2003, between Short-Term Investments Co., a Maryland corporation, and Short-Term Investments Trust, a Delaware statutory trust previously filed with the Proxy Statement of Short-Term Investments Co. on August 1, 2003 is incorporated herein by reference.


i     - Consent of Stradley Ronon Stevens & Young. (25)



j     - Consent of PricewaterhouseCoopers LLP. (25)



k     - Financial Statements for the period ended August 31, 2009 are incorporated by reference to the Fund's annual reports to shareholders contained in the Registrant's Form N-CSR filed on November 6, 2009.


l     - Agreement Concerning Initial Capitalization of Registrant's Tax-Free
        Cash Reserve Portfolio, dated April 29, 2008.(23)

m (1) - (a) Third Amended and Restated Master Distribution Plan pursuant to Rule
        12b-1, effective as of December 7, 2007.(21)

      - (b) Amendment No. 1, dated December 13, 2007, to the Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 7, 2007.(21)

      - (c) Amendment No. 2, dated April 30, 2008, to the Third Amended and Restated Master Distribution Plan pursuant to Rule 12b-1, effective as of December 7, 2007.(23)

  (2) - Amended and Restated Master Related Agreement to Third Amended and Restated Master Distribution Plan, effective as of April 30, 2008.(23)

  (3) - (a) Form of Shareholder Service Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(4)

      - (b) Form of Shareholder Services Agreement to be used in connection with Registrant's Amended and Restated Master Distribution Plan, as amended.(6)

      - (c) Form of Shareholder Service Agreement for Broker Dealers and Banks to be used in connection with Registrants Amended and Restated Master Distribution Plan, as amended.(15)


n (1) - Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of
        Funds(R), effective December 12, 2001, and as further amended and restated as of September 16, 2009.(25)


o     - Reserved.


p (1) - Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted
        May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc. and any of its subsidiaries.(25)



  (2) - Invesco Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(25)



  (3) - Code of Ethics revised 2008, relating to Invesco Asset Management Limited.(25)



  (4) - Code of Ethics relating to INVESCO Asset Management (Japan)
        Limited.(22)



  (5) - Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.(25)



  (6) - Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(25)



  (7) - Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(25)



  (8) - Invesco Ltd Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(25)


q     - Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields,
        Flanagan, Frischling, Mathai-Davis, Pennock, Soll, Stickel, and Taylor.
        (23)

----------

(1) Incorporated herein by reference to PEA No. 27, filed electronically on November 14, 1994.

(2) Incorporated herein by reference to PEA No. 29, filed electronically on December 18, 1996.

(3) Incorporated herein by reference to PEA No. 30, filed electronically on December 17, 1997.

(4) Incorporated herein by reference to PEA No. 32, filed electronically on November 25, 1998.

(5) Incorporated herein by reference to PEA No. 33, filed electronically on November 8, 1999.

(6) Incorporated herein by reference to PEA No. 34, filed electronically on March 31, 2000.

(7) Incorporated herein by reference to PEA No. 35, filed electronically on May 24, 2000.

(8) Incorporated herein by reference to PEA Nos. 36, 37 and 38, filed electronically on December 29, 2000.

(9) Incorporated herein by reference to PEA No. 40, filed electronically on February 16, 2001.

(10) Incorporated herein by reference to PEA No. 41, filed electronically on October 1, 2001.

(11) Incorporated herein by reference to PEA No. 42, filed electronically on October 30, 2001.

(12) Incorporated herein by reference to PEA No. 44, filed electronically on December 18, 2002.

(13) Incorporated herein by reference to PEA No. 45, filed electronically on August 28, 2003.

(14) Incorporated herein by reference to PEA 47, filed electronically on November 21, 2003.

(15) Incorporated herein by reference to PEA 48, filed electronically on December 2, 2004.

(16) Incorporated herein by reference to PEA 49, filed electronically on February 25, 2005.

(17) Incorporated herein by reference to PEA 50, filed electronically on October 20, 2005.

(18) Incorporated herein by reference to PEA 51, filed electronically on December 19, 2006.

(19) Incorporated herein by reference to PEA 52, filed electronically on October 13, 2006.

(20) Incorporated herein by reference to PEA 53, filed electronically on December 14, 2006

(21) Incorporated herein by reference to PEA 54, filed electronically on December 18, 2007.

(22) Incorporated herein by reference to PEA 55, filed electronically on February 20, 2008.

(23) Incorporated herein by reference to PEA 56, filed electronically on July 23, 2008.


(24) Incorporated herein by reference to PEA 57, filed electronically on December 17, 2008.



(25) Filed herewith electronically.


Item 24. Persons Controlled by or Under Common Control With the Fund

     None.

Item 25. Indemnification

     Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant's Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust, amended and restated effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant's Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).

     The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with a $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).

     Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Aim provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Aim or any of its officers, directors or employees, that Invesco Aim shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Aim to any series of the Registrant shall not automatically impact liability on the part of Invesco Aim to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.


     Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the "Sub-Advisory Contract") between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (each a "Sub-Advisor", collectively the "Sub-Advisors") provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-Advisor of its obligations and duties under the Sub-Advisory Contract.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and will be governed by final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisor


     The only employment of a substantial nature of Advisor's directors and officers is with AIM and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a "Sub-Advisor", collectively the "Sub-Advisors") reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Advisor herein incorporated by reference. Reference is also made to the caption "Fund Management - The Advisors" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management of the Trust" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.

     It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global will be merged into Invesco Institutional, which will be renamed Invesco Advisors, Inc. The combined entity will serve as the fund's investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the fund's Statement of Additional Information.


Item 27. Principal Underwriters

(a) Invesco Aim Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


     AIM Counselor Series Trust


     AIM Equity Funds

     AIM Funds Group

     AIM Growth Series

     AIM International Mutual Funds

     AIM Investment Funds

     AIM Investment Securities Funds

     AIM Sector Funds

     AIM Tax-Exempt Funds

     AIM Treasurer's Series Trust

     AIM Variable Insurance Funds

     PowerShares Exchange -Traded Fund Trust

     PowerShares Exchange-Traded Fund Trust II

b) The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal                                                    Positions and Offices
Business Address*     Position and Offices with Underwriter              with Registrant
-------------------   -------------------------------------   ----------------------------------
Philip A. Taylor      Director                                Trustee & Executive Vice President
John S. Cooper        President                               None
William Hoppe, Jr.    Executive Vice President                None
Karen Dunn Kelley     Executive Vice President                Principal Executive Officer &
                                                              President
Brian Lee             Executive Vice President                None
Ben Utt               Executive Vice President                None
LuAnn S. Katz         Senior Vice President                   None
Ivy B. McLemore       Senior Vice President                   None
Lyman Missimer III    Senior Vice President                   Assistant Vice President
David J. Nardecchia   Senior Vice President                   None

Name and Principal                                                    Positions and Offices
Business Address*     Position and Offices with Underwriter              with Registrant
-------------------   -------------------------------------   ----------------------------------

Margaret A. Vinson    Senior Vice President                   None
Gary K. Wendler       Director and Senior Vice President      None
John M. Zerr          Director, Senior Vice President &       Senior Vice President, Chief Legal
                      Secretary                               Officer & Secretary
David A. Hartley      Chief Financial Officer & Treasurer     None
Lisa O. Brinkley      Chief Compliance Officer                Vice President
Lance A. Rejsek       Anti-Money Laundering Compliance        Anti-Money Laundering Compliance
                      Officer                                 Officer


----------
*    11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)  None.

Item 28. Location of Accounts and Records

     Invesco Aim Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-2801, and the Registrant's Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

     Records may also be maintained at the offices of:


     Invesco Asset Management Deutschland GmbH
     An der welle 5
     1st Floor
     Frankfurt, Germany 60322


     Invesco Asset Management Limited
     30 Finsbury Square
     London, United Kingdom
     EC2A 1AG

     Invesco Asset Management (Japan) Limited
     25th Floor, Shiroyama Trust Tower
     3-1, Toranoman 4-chome, Minato-Ku
     Tokyo, Japan 105-6025

     Invesco Australia Limited
     333 Collins Street, Level 26
     Melbourne Vic 3000, Australia

     Invesco Global Asset Management (N.A.), Inc.
     1555 Peachtree Street, N.E.
     Atlanta, Georgia 30309

     Invesco Hong Kong Limited
     32nd Floor
     Three Pacific Place
     1 Queen's Road East
     Hong Kong

     Invesco Institutional (N.A.), Inc.
     1555 Peachtree Street, N.E.
     Atlanta, Georgia 30309

     Invesco Senior Secured Management, Inc.
     1166 Avenue of the Americas
     New York, NY 10036

     Invesco Trimark Ltd.
     5140 Yonge Street
     Suite 900
     Toronto, Ontario
     Canada M2N 6X7

Item 29. Management Services

     None.

Item 30. Undertakings

     Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 3rd day of December, 2009.

                                     REGISTRANT: SHORT-TERM INVESTMENTS TRUST


                                     By: /s/ Karen Dunn Kelley
                                         ---------------------------------------
                                         Karen Dunn Kelley, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

            SIGNATURES                           TITLE                    DATE
-----------------------------------  -----------------------------  ----------------

     /s/ Karen Dunn Kelley                    President
-----------------------------------  (Principal Executive Officer)  December 3, 2009
     (Karen Dunn Kelley)


     /s/ Bob R. Baker*                          Trustee             December 3, 2009
-----------------------------------
        (Bob R. Baker)


     /s/ Frank S. Bayley*                       Trustee             December 3, 2009
-----------------------------------
       (Frank S. Bayley)


     /s/ James T. Bunch*                        Trustee             December 3, 2009
-----------------------------------
       (James T. Bunch)


     /s/ Bruce L. Crockett*                 Chair & Trustee         December 3, 2009
-----------------------------------
      (Bruce L. Crockett)


     /s/ Albert R. Dowden*                      Trustee             December 3, 2009
-----------------------------------
      (Albert R. Dowden)


     /s/ Jack M. Fields*                        Trustee             December 3, 2009
-----------------------------------
       (Jack M. Fields)


     /s/ Martin L. Flanagan*                    Trustee             December 3, 2009
-----------------------------------
    (Martin L. Flanagan)


     /s/ Carl Frischling*                       Trustee             December 3, 2009
-----------------------------------
       (Carl Frischling)


     /s/ Prema Mathai-Davis*                    Trustee             December 3, 2009
-----------------------------------
     (Prema Mathai-Davis)


     /s/ Lewis F. Pennock*                      Trustee             December 3, 2009
-----------------------------------
      (Lewis F. Pennock)


     /s/ Larry Soll*                            Trustee             December 3, 2009
-----------------------------------
         (Larry Soll)


     /s/ Raymond Stickel, Jr.*                  Trustee             December 3, 2009
-----------------------------------
    (Raymond Stickel, Jr.)


     /s/ Philip A. Taylor*                    Trustee &
-----------------------------------    Executive Vice President     December 3, 2009
     (Philip A. Taylor)


     /s/ Sheri Morris                 Vice President & Treasurer
-----------------------------------    (Principal Financial and     December 3, 2009
      (Sheri Morris)                      Accounting Officer)


*By /s/ Philip A. Taylor
    --------------------------------
    Philip A. Taylor
    Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant's Post-Effective Amendment No. 56 on July 23, 2008.

                                      INDEX

Exhibit
Number    Description
-------   ----------------------------------------------------------------------
f(1) Form of AIM Retirement Plan for Eligible Directors, Trustees, as amended and restated January 1, 2008.

f(2) Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008.

h(3) Memorandum of Agreement related to expense limitations, dated November 4, 2009, between Registrant and Invesco Aim Advisors, Inc.

h(4) Memorandum of Agreement related to 12b-1 fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Distributors, Inc.

h(5) Memorandum of Agreement related to advisory fee waiver, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.

h(6) Fourth Amended and Restated Memorandum of Agreement regarding securities lending waiver, dated May 29, 2009, between Registrant and Invesco Aim Advisors, Inc.

i         Consent of Stradley Ronon Stevens & Young, LLP

j         Consent of PricewaterhouseCoopers LLP

n(1) Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), effective December 12, 2001, and as further amended and restated as of September 16, 2009.

p(1) Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc. any of its subsidiaries.

p(2) Invesco Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.

p(3)      Code of Ethics revised 2008, relating to Invesco Asset Management
          Limited.

p(5) Invesco Staff Ethics and Personal Share Dealing, dated September 2008, relating to Invesco Hong Kong Limited.

p(6) Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.

p(7) Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).

p(8) Invesco Ltd Code of Conduct, revised November 2008, relating to Invesco Australia Limited.